As filed with the Securities and Exchange Commission on April 25, 2005

                                                              File No. 333-31320
                                                                       811-03488

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
       Pre-Effective Amendment No.                                           |_|
       Post-Effective Amendment No. 12                                       |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 80                                                      |X|

                        (Check appropriate box or boxes.)

                              --------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
             (fka, Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                         PHOENIX LIFE INSURANCE COMPANY
                (fka, Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                              --------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                              --------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                          One American Row, PO Box 5056
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                              --------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on May 1, 2005 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

             Title of Securities Being Registered: Deferred Fixed &
                           Variable Annuity Contracts

================================================================================

                                     PART A

                                                                     [VERSION A]

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2005


    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Growth Series
          (fka, Phoenix-MFS Investors Growth Stock Series)
[diamond] Phoenix-Alger Small-Cap Growth Series
          (fka, Phoenix-State Street Research Small-Cap Growth Series)

[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

[diamond] Phoenix-Engemann Capital Growth Series

[diamond] Phoenix-Engemann Growth and Income Series
          (fka, Phoenix-Oakhurst Growth and Income Series)
[diamond] Phoenix-Engemann Small-Cap Growth Series
          (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
[diamond] Phoenix-Engemann Strategic Allocation Series
          (fka, Phoenix-Oakhurst Strategic Allocation Series)
[diamond] Phoenix-Engemann Value Equity Series
          (fka, Phoenix-Oakhurst Value Equity Series)

[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series

[diamond] Phoenix-Northern Dow 30 Series

[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series

[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Mid Cap Core Equity Fund

[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund

[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:    [envelope]   PHOENIX LIFE INSURANCE COMPANY
                                                           ANNUITY OPERATIONS DIVISION
                                                           PO Box 8027
                                                           Boston, MA 02266-8027
                                              [telephone]  TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
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GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY..........................................    8
FINANCIAL HIGHLIGHTS......................................    9
PERFORMANCE HISTORY.......................................    9
THE VARIABLE ACCUMULATION ANNUITY.........................    9
PHOENIX AND THE SEPARATE ACCOUNT .........................    9
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   10
   Participating Investment Funds.........................   10
   Investment Advisors and Subadvisors....................   10
   Services of the Advisors...............................   10
GIA  .....................................................   10
PURCHASE OF CONTRACTS.....................................   11
DEDUCTIONS AND CHARGES....................................   11
   Annual Administrative Charge...........................   11
   Daily Administrative Fee...............................   11
   Guaranteed Minimum Income Benefit Rider Fee............   11
   Mortality and Expense Risk Fee.........................   11
   Tax....................................................   12
   Transfer Charge........................................   12
   Reduced Fees, Credits and Excess Interest..............   12
   Other Charges..........................................   12
THE ACCUMULATION PERIOD...................................   12
   Accumulation Units.....................................   12
   Accumulation Unit Values...............................   13
   Internet, Interactive Voice Response and Telephone
     Transfers ...........................................   13
   Disruptive Trading and Market Timing...................   13
   Optional Programs and Riders...........................   15
   Surrender of Contract: Partial Withdraws...............   17
   Lapse of Contract......................................   18
   Payment Upon Death Before Maturity Date ...............   18
THE ANNUITY PERIOD........................................   18
   Variable Accumulation Annuity Contracts................   18
   Annuity Payment Options ...............................   19
   Payment Upon Death After Maturity Date.................   21
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   21
   Valuation Date.........................................   21
   Valuation Period.......................................   21
   Accumulation Unit Value................................   21
   Net Investment Factor..................................   21
MISCELLANEOUS PROVISIONS..................................   21
   Assignment.............................................   21
   Deferment of Payment...................................   21
   Free Look Period.......................................   22
   Amendments to Contracts................................   22
   Substitution of Fund Shares............................   22
   Ownership of the Contract..............................   22
FEDERAL INCOME TAXES......................................   22
   Introduction...........................................   22
   Income Tax Status......................................   22
   Taxation of Annuities in General--Nonqualified Plans...   22
   Additional Considerations..............................   23
   Owner Control..........................................   24
   Diversification Standards .............................   25
   Taxation of Annuities in General--Qualified Plans......   26
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   28
SERVICING AGENT...........................................   29
STATE REGULATION..........................................   29
REPORTS...................................................   29
VOTING RIGHTS.............................................   29
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   29
LEGAL MATTERS.............................................   30
SAI TABLE OF CONTENTS.....................................   30
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any loan debt.


FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday unless you and we agree otherwise. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:
[diamond]   Non-qualified plans--$20,000
[diamond]   Individual Retirement Annuity (Rollover IRA only)--$20,000
[diamond]   Bank draft program--$500
[diamond]   Qualified plans--$20,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

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CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage
       of amount surrendered.....................   0%                  This table describes the fees and expenses that you will
    Transfer Charge (1)                                                 pay at the time that you purchase the contract, surrender
       Current ..................................   None                the contract or transfer cash value between the
       Maximum...................................   $20                 subaccounts. State premium taxes may also be deducted.

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ANNUAL ADMINISTRATIVE CHARGE

    Maximum (2)..................................   $35
GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
    guaranteed annuitization value)..............   .60%                These tables describe the fees and expenses that you will
ANNUAL SEPARATE ACCOUNT EXPENSES (as a                                  pay periodically during the time that you own the contract,
    percentage of average account value)                                not including annual fund fees and expenses.
    Mortality and Expense Risk Fee...............  1.275%
    Daily Administrative Fee.....................  0.125%
                                                   ------
    Total Annual Separate Account Expenses.......  1.400%

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ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                       Minimum      Maximum             expenses for the year ended 12/31/04, charged by the fund
                                       -------      -------             companies that you may pay periodically during the time
    Total Annual Fund Operating                                         that  you own the contract. More detail concerning the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       be found after the Expense Examples and are contained in
    include management fees,                                            the fund prospectuses.
    12b-1 fees and other expenses) ..   0.29%        2.68%

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EXPENSE EXAMPLES

If you surrender or annuitize at the end of the applicable time         This example is intended to help you compare the cost of
period or do not surrender your contract, your costs would be:          investing in the contract with the cost of investing in
                                                                        other variable annuity contracts. These costs include
         1 Year       3 Years       5 Years        10 Years             contract owner transaction expenses, contract fees,
         --------------------------------------------------             separate account annual expenses and the maximum fund fees
          $471         $1,417        $2,369         $4,773              and expenses that were charged for the year ended 12/31/04.

                                                                        The examples assumes that you invest $10,000 in the
                                                                        contract for the time periods indicated. The examples
                                                                        also assume that your investment has a 5% return each
                                                                        year and assumes the maximum fees and expenses of any of
                                                                        the funds. Your actual costs may be higher or lower based
                                                                        on these assumptions.

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(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."
(2) This charge is deducted on each contract anniversary from the investment options you have selected. See "Deductions and Charges."
(3) The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary only if the rider is selected.
    See "Optional Programs & Riders."


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
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                                                Investment         Rule
                  Series                      Management Fee    12b-1 Fees   Other Operating Expenses   Total Annual Fund Expenses
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THE PHOENIX EDGE SERIES FUND
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Phoenix-Aberdeen International                    0.75%             N/A                  0.30%                    1.05%
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Phoenix-AIM Growth                                0.75%             N/A                  0.47%(3)                 1.22%(6)
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Phoenix-Alger Small-Cap Growth                    0.85%             N/A                  0.89%(1)                 1.74%(6)
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Phoenix-Alliance/Bernstein Enhanced Index         0.45%             N/A                  0.27%(2)                 0.72%(6)
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Phoenix-Duff & Phelps Real Estate Securities      0.75%             N/A                  0.29%                    1.04%
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Phoenix-Engemann Capital Growth                   0.66%             N/A                  0.21%                    0.87%
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Phoenix-Engemann Growth and Income                0.70%             N/A                  0.28%(3)                 0.98%(6)
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Phoenix-Engemann Small-Cap Growth                 0.90%             N/A                  0.67%(4)                 1.57%(6)
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Phoenix-Engemann Strategic Allocation             0.58%             N/A                  0.20%                    0.78%
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Phoenix-Engemann Value Equity                     0.70%             N/A                  0.28%(3)                 0.98%(6)
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Phoenix-Goodwin Money Market                      0.40%             N/A                  0.24%                    0.64%
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Phoenix-Goodwin Multi-Sector Fixed Income         0.50%             N/A                  0.23%                    0.73%
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Phoenix-Goodwin Multi-Sector Short Term Bond      0.50%(5)          N/A                  0.58%(2)                 1.08%(6)
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Phoenix-Kayne Rising Dividends                    0.70%             N/A                  0.75%(1)                 1.45%(6)
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Phoenix-Kayne Small-Cap Quality Value             0.90%             N/A                  1.78%(1)                 2.68%(6)
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Phoenix-Lazard International Equity Select        0.90%             N/A                  0.40%(1)                 1.30%(6)
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Phoenix-Northern Dow 30                           0.35%             N/A                  0.56%(3)                 0.91%(6)
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Phoenix-Northern Nasdaq-100 Index(R)              0.35%             N/A                  0.74%(3)                 1.09%(6)
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Phoenix-Sanford Bernstein Mid-Cap Value           1.05%             N/A                  0.29%(3)                 1.34%(6)
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Phoenix-Sanford Bernstein Small-Cap Value         1.05%             N/A                  0.38%(3)                 1.43%(6)
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Phoenix-Seneca Mid-Cap Growth                     0.80%             N/A                  0.38%(4)                 1.18%(6)
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Phoenix-Seneca Strategic Theme                    0.75%             N/A                  0.33%                    1.08%
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(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                     Net Annual Fund                                                 Net Annual Fund
                                                     ---------------                                                 ---------------
               Series                 Reimbursements     Expenses                 Series               Reimbursements    Expenses
               ------                 --------------     --------                 ------               --------------    --------
Phoenix-AIM Growth                        (0.22%)          1.00%    Phoenix-Kayne Small-Cap Quality Value  (1.63%)         1.05%
Phoenix-Alger Small-Cap Growth            (0.74%)          1.00%    Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                                  Select                                (0.25%)         1.05%
 Index                                    (0.07%)          0.65%    Phoenix-Northern Dow 30                (0.31%)         0.60%
Phoenix-Engemann Growth and Income        (0.03%)          0.95%    Phoenix-Northern Nasdaq-100 Index(R)   (0.49%)         0.60%
Phoenix-Engemann Small-Cap Growth         (0.32%)          1.25%    Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity             (0.03%)          0.95%     Value                                 (0.04%)         1.30%
Phoenix-Goodwin Multi-Sector Short                                  Phoenix-Sanford Bernstein
 Term Bond                                (0.38%)          0.70%     Small-Cap Value                       (0.13%)         1.30%
Phoenix-Kayne Rising Dividends            (0.60%)          0.85%    Phoenix-Seneca Mid-Cap Growth          (0.03%)         1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)


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                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
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AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
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AIM V.I. Capital Appreciation Fund                 0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
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AIM V.I. Mid Cap Core Equity Fund                  0.73%       N/A       0.31%         1.04%         (0.00%)           1.04%
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AIM V.I. Premier Equity Fund                       0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
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THE ALGER AMERICAN FUND - CLASS O SHARES
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Alger American Leveraged AllCap Portfolio          0.85%       N/A       0.12%         0.97%         (0.00%)           0.97%
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                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
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FEDERATED INSURANCE SERIES
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Federated Fund for U.S. Government Securities II   0.60%       0.25%(1)  0.13%         0.98%           ---             ---(11)
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Federated High Income Bond Fund II - Primary       0.60%       0.25%(1)  0.14%         0.99%           ---             ---(11)
Shares
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FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
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VIP Contrafund(R) Portfolio                        0.57%       0.10%     0.11%(2)      0.78%           ---             ---(11)
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VIP Growth Opportunities Portfolio                 0.58%       0.10%     0.14%(2)      0.82%           ---             ---(11)
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VIP Growth Portfolio                               0.58%       0.10%     0.10%(2)      0.78%           ---             ---(11)
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
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Mutual Shares Securities Fund                      0.60%       0.25%(4)  0.15%         1.00%         (0.00%)           1.00%
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Templeton Foreign Securities Fund                  0.68%       0.25%     0.19%         1.12%         (0.05%)(5)        1.07%
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Templeton Growth Securities Fund                   0.79%(3)    0.25%(4)  0.07%         1.11%         (0.00%)           1.11%
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LAZARD RETIREMENT SERIES
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Lazard Retirement Small Cap Portfolio              0.75%       0.25%     0.37%         1.37%         (0.12%)(6)        1.25%
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LORD ABBETT SERIES FUND, INC. - CLASS VC
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Bond-Debenture Portfolio                           0.50%       N/A       0.48%         0.98%         (0.08%)(7)        0.90%
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Growth and Income Portfolio                        0.50%       N/A       0.39%         0.89%         (0.00%)           0.89%
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Mid-Cap Value Portfolio                            0.75%       N/A       0.42%         1.17%         (0.00%)           1.17%
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THE RYDEX VARIABLE TRUST
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Rydex Variable Trust Juno Fund                     0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
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Rydex Variable Trust Nova Fund                     0.75%       N/A       0.71%         1.46%         (0.00%)           1.46%
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Rydex Variable Trust Sector Rotation Fund          0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
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SCUDDER INVESTMENTS VIT FUNDS - CLASS A
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Scudder VIT EAFE(R) Equity Index Fund              0.45%       N/A       0.37%         0.82%         (0.17%)(8)        0.65%
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Scudder VIT Equity 500 Index Fund                  0.20%       N/A       0.09%         0.29%         (0.00%)           0.29%
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THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
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Technology Portfolio                               0.80%       N/A       0.49%         1.29%(9)        ---             ---(11)
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WANGER ADVISORS TRUST
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Wanger International Select                        1.00%       N/A       0.43%         1.43%         (0.01%)(10)       1.42%
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Wanger International Small Cap                     1.17%       N/A       0.19%         1.36%         (0.16%)(10)       1.20%
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Wanger Select                                      0.95%       N/A       0.15%         1.10%         (0.10%)(10)       1.00%
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Wanger U.S. Smaller Companies                      0.92%       N/A       0.08%         1.00%         (0.01%)(10)       0.99%
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(1) The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3) The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees is 0.63% for the Templeton Foreign Securities Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10)Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11)The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                      Reimbursements  Net Annual Fund                                Reimbursements  Net Annual Fund
                                      --------------  ---------------                                --------------  ---------------
               Series                   & Waivers         Expenses                 Series               & Waivers       Expenses
               ------                   ---------         --------                 ------               ---------       --------
Federated Fund for U.S. Government                                  VIP Growth Opportunities
 Securities II                           (0.26%)           0.72%     Portfolio                            (0.02%)         0.80%
Federated High Income Bond Fund II -                                VIP Growth Portfolio                  (0.03%)         0.75%
 Primary Shares                          (0.25%)           0.74%    Technology Portfolio                  (0.14%)         1.15%
VIP Contrafund(R) Portfolio              (0.02%)           0.76%

  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)


CONTRACT SUMMARY
--------------------------------------------------------------------------------


    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Please refer to the "Glossary of Special Terms" in the front of this prospectus.


OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to provide you with retirement income at a future date, while allowing maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For a detailed discussion see the section titled "GIA."

    The contract also provides for the payment of a death benefit upon the death of either the owner or the annuitant anytime before the contract matures.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS

[diamond]   You may make payments anytime until the maturity date.

[diamond]   You can vary the amount and frequency of your payments.

[diamond]   Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION

[diamond]   Generally, the minimum initial payment is $20,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond]   Payments are invested in one or more of the subaccounts and the GIA.

[diamond]   Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the sections, "GIA" and "The Accumulation Period--Transfers."

[diamond]   The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond]   The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us
            (minimum--3%).

WITHDRAWALS

[diamond]   You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond]   Withdrawals may be subject to the 10% penalty tax. See "Federal
            Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT

    The contract provides for payment on the death of the owner or the annuitant at anytime prior to the maturity date. The amount payable differs depending on whether the annuitant or owner/annuitant has reached age 80. See "Payment Upon Death Before Maturity."


DEDUCTIONS AND CHARGES

FROM THE CONTRACT
[diamond]   Annual Administrative Charge--currently, $35 annually. For more information, see "Deductions and Charges."

[diamond]   Guaranteed Minimum Income Benefit Rider fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]   Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first
            12 transfers each contract year. For more information, see
            "Deductions and Charges."

[diamond]   Premium Taxes--we will reimburse ourself for such taxes upon remittance to the applicable state. For more information, see
            "Premium Tax" and Appendix B.

    For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond]   Daily administrative fee--0.125% annually. For more information, see
            "Deductions and Charges."

[diamond]   Mortality and expense risk fee--1.275%. For more information, see
            "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.


ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.


    For more information, including the Separate Account and Company financial statements, see the SAI and the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171. Please see Appendix C.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees and mortality and expense risk charges deducted from redemptions after one and five years. See the SAI for more information.



THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by us is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case we will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts or GIA.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive and administrative office is at One American Row, Hartford, Connecticut 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law, all income, gains or losses, whether or not realized, of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
[diamond]   The Phoenix Edge Series Fund
[diamond]   AIM Variable Insurance Funds
[diamond]   The Alger American Fund
[diamond]   Federated Insurance Series
[diamond]   Fidelity(R) Variable Insurance Products
[diamond]   Franklin Templeton Variable Insurance Products Trust

[diamond]   Lazard Retirement Series
[diamond]   Lord Abbett Series Fund, Inc.

[diamond]   The Rydex Variable Trust
[diamond]   Scudder Investments VIT Funds
[diamond]   The Universal Institutional Funds, Inc.
[diamond]   Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on page 1 of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS

    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS

    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    For contracts issued prior to August 13, 2002, we reserve the right to limit total deposits into the GIA, including transfers, to no more than $250,000 during any one-week period per policy. These contract owners may make transfers into the GIA at any time.

    Subject to state regulatory approval, contracts issued on or after August 13, 2002 will be subject to a maximum GIA percentage which restricts investments in the GIA.

    The maximum GIA percentage will never be less than 25%. Under these contracts, no more than the maximum GIA percentage of each premium payment may be allocated to the GIA. For these contracts, we will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the maximum GIA percentage of contract value.

    In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]   Year One:       25% of the total value
[diamond]   Year Two:       33% of remaining value
[diamond]   Year Three:     50% of remaining value
[diamond]   Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial payments of:

[diamond]   Non-qualified plans--$20,000

[diamond]   Individual Retirement Annuity (Rollover IRAs only)--$20,000

[diamond]   Bank draft program--$500

            o You may authorize your bank to draw $500 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $500. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $500.

[diamond]   Qualified plans--$20,000 annually

            o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $20,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group

(2) method and frequency of premium payments

(3) amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.



DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE

    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. Any portion of the administrative from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $30,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect annuity payment options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the Administrative Charge described above. (This fee is not deducted from the GIA.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is 1.275% and is assessed against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an investment division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE

    Currently, there is no charge for transfers. However, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, credit additional amounts, or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated purchase payments;

(3) whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate.

    Any reduction or elimination of withdrawal or administrative fee, credit of additional amounts or excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.


OTHER CHARGES

    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned, unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

DISRUPTIVE TRADING AND MARKET TIMING

    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond]   dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]   an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]   increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond]   limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]   restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond]   require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]   impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]   impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owners's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND RIDERS

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. There is no charge for participating in this program.


    Upon completion of the Dollar Cost Averaging Program, you must notify our Annuity Operations Division in writing to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfers under this program do not count against any limits on transfers that might otherwise be applicable.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis. Transfers under this program do not count against any limits on transfers that might otherwise be applicable.

    Asset Rebalancing does not permit transfers to or from the GIA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge for participating in this program.


INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

REALLOCATION BENEFIT RIDER

    This optional benefit rider provides contract owners with supplemental payments on an amount they transfer out of the GIA into any variable subaccount under the Account. The amount of any supplemental payments we make will be a percentage of the amount transferred out of the GIA as described in the rider. Any supplemental payments we make under this program cannot be forfeited. An owner who elects to transfer an amount out of the GIA to receive a supplemental payment cannot make any subsequent payments or transfers to the GIA after such transfer. This optional benefit will be a one-time offer and the transfer out of the GIA must occur during the exercise period as described in the rider. We do not charge for this rider.

    This benefit will be available only to contract owners with amounts allocated to the GIA on May 15, 2003, and is subject to state insurance department approval.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the GIA in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment;
2. each date we process a transfer;
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE


    There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges".


TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

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                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]   The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]   The minimum monthly fixed annuity payment amount provided by the
            GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]   The GMIB is irrevocable once elected.

[diamond]   You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]   The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]   You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]   The GMIB is only available if approved in your state and if we offer it for use with the contract.
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SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw the contract value in either a lump sum or by multiple scheduled or unscheduled partial withdrawals. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans; Tax Sheltered Annuities."

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT

    The contract will terminate and lapse without value, if on any valuation date:

[diamond]   the contract value is zero; or

[diamond]   the annual administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond]   DEATH OF AN OWNER/ANNUITANT
            If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
            If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
            If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
            Upon the death of the annuitant who is not the owner, if provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]   QUALIFIED CONTRACTS
            Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

            Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion).

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
            If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT

[diamond]   DEATH OF AN OWNER WHO IS THE ANNUITANT
            Upon the death of the annuitant or owner/annuitant who has not yet reached age 80, the amount of death benefit payable is equal to the greater of:

            -   100% of payments, less adjusted partial withdrawals;
            -   the contract value on the claim date; or
            -   the annual step-up amount on the claim date.

    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) is equal to the greater of:

            - the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or
            -   the contract value on the claim date.

[diamond]   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

            Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

            -   100% of payments, less withdrawals; or
            -   the contract value on the Claim Date.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain (Option I) unless a different annuity option is elected by you. See "Annuity Payment Options." A Variable Payment Life Annuity with 10-Year Period Certain provides monthly payments for the life of the annuitant with 120 payments guaranteed. Should the annuitant die before 120 payments have been made, the remaining guaranteed payments are made to the annuitant's beneficiary. Payment amounts depend upon the performance of the investment options selected as of the maturity date. We do not guarantee a minimum payment.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance and is elected by you in the application. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity ("TSA"), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Annuities."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Annuity with 10-Year Period Certain (Option I) as described below. Upon the death of the annuitant the remaining payments will be made to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment option rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we will apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment option rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed interest rate of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed interest rate. The assumed interest rate and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Annuity with 10-Year Period Certain (see "Option I" below), you may, by written request received by our Annuity Operations Division on or before the maturity date, elect any of the other annuity payment options described below.

    The level of annuity payments payable under the following options is based upon the annuity payment option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed interest rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed interest rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity payment option has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
          PERIOD CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

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New Year's Day                    Independence Day
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Martin Luther King, Jr. Day       Labor Day
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Presidents Day                    Thanksgiving Day

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Good Friday                       Christmas Day
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Memorial Day
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VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
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ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or
(d) exist.

FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    Although infrequent, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, a change in the tax laws, because the shares are no longer available for investment or because of poor performance. In that event, we may seek to substitute or merge the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
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INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL

    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]   55% in any 1 investment
[diamond]   70% in any 2 investments
[diamond]   80% in any 3 investments
[diamond]   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.



SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

    We pay broker-dealers who sell the contract a commission of generally up to 1% of premium payments and a trail commission which is determined as a percentage of the contract value. Broker-dealers receiving commissions will generally pay a portion of it to their registered representatives as compensation related to sales of the contracts.

    To the extent permitted by NASD rules, overrides and promotional incentives or payments may be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.



SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------

             2002                          N/A
----------------------------------------------------------
             2003                     $1.7 Million
----------------------------------------------------------
             2004                     $2.2 Million

----------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for our General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------


    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix. The Table of Contents of the SAI is set forth below:

[diamond]   Phoenix Life Insurance Company
[diamond]   Underwriter
[diamond]   Performance History
[diamond]   Calculation of Yield and Return
[diamond]   Calculation of Annuity Payments
[diamond]   Experts
[diamond]   Separate Account Financial Statements
[diamond]   Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                ------------------------------------------------------------------------------------
                 Subaccount                      Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                 |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                     |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                                     |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                               |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
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INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff & Phelps
                                                   Phoenix        Phoenix       Investment      AIM      Engemann    Fred Alger
                                                  Investment      Variable      Management    Advisors,    Asset     Management,
                 Subaccount                      Counsel, Inc.  Advisors, Inc.      Co.         Inc.     Management     Inc.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity
                                                   Deutsche     Federated     Management   Franklin     Lazard      Lord,
                                                    Asset       Investment      and         Mutual      Asset      Abbett
                                                  Management,   Management    Research     Advisers,  Management    & Co.
                Subaccount                           Inc.        Company       Company       LLC         LLC         LLC

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                    Morgan
                                                   Stanley                   Templeton   Templeton      Wanger
                                                  Investment      Rydex        Global    Investment     Asset
                                                  Management      Global      Advisors    Counsel,    Management,
                Subaccount                           Inc.        Advisors     Limited       LLC          L.P.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Aberdeen       AIM       Alliance                 Fred
                                                                      Asset       Capital     Capital     Engemann     Alger
                                                                    Management   Management, Management,   Asset     Management,
                      Subaccount                                       Inc.         Inc.        L.P.     Management     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Kayne               Lazard      Northern       Seneca
                                                                Anderson Rudnick         Asset        Trust         Capital
                                                              Investment Management,   Management   Investments,   Management,
                      Subaccount                                      LLC                 LLC          N.A.           LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                                                                                UPON                  UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."






_______________

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 2/7/03* to 12/31/03                                            $1.000                $0.999                  6

         From 1/1/04 to 12/31/04                                             $0.999                $1.190                 11

PHOENIX-AIM GROWTH

====================================================================================================================================
         From 10/2/01* to 12/31/01                                           $1.000                $0.876                  5
         From 1/1/02 to 12/31/02                                             $0.876                $0.614                 43
         From 1/1/03 to 12/31/03                                             $0.614                $0.732                 124

         From 1/1/04 to 12/31/04                                             $0.732                $0.752                 153

PHOENIX-ALGER SMALL-CAP GROWTH
====================================================================================================================================
         From 1/1/04 to 12/31/04                                             $1.000                $1.527                  5


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 8/31/01* to 12/31/01                                           $1.000                $0.945                  5
         From 1/1/02 to 12/31/02                                             $0.945                $0.711                 19
         From 1/1/03 to 12/31/03                                             $0.711                $0.885                 19

         From 1/1/04 to 12/31/04                                             $0.885                $0.959                 18


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 12/31/01* to 12/31/01                                          $1.000                $1.032                  5
         From 1/1/02 to 12/31/02                                             $1.032                $1.139                 23
         From 1/1/03 to 12/31/03                                             $1.139                $1.552                 17

         From 1/1/04 to 12/31/04                                             $1.552                $2.062                 16

PHOENIX-ENGEMANN CAPITAL GROWTH

====================================================================================================================================
         From 3/23/01* to 12/31/01                                           $1.000                $0.869                 10
         From 1/1/02 to 12/31/02                                             $0.869                $0.644                 11
         From 1/1/03 to 12/31/03                                             $0.644                $0.804                 13

         From 1/1/04 to 12/31/04                                             $0.804                $0.832                 25

PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
         From 10/30/01* to 12/31/01                                          $1.000                $0.950                 32
         From 1/1/02 to 12/31/02                                             $0.950                $0.726                 45
         From 1/1/03 to 12/31/03                                             $0.726                $0.912                 44

         From 1/1/04 to 12/31/04                                             $0.912                $0.993                 48

PHOENIX-ENGEMANN SMALL-CAP GROWTH

====================================================================================================================================
         From 10/2/01* to 12/31/01                                           $1.000                $0.886                  5
         From 1/1/02 to 12/31/02                                             $0.886                $0.622                 21
         From 1/1/03 to 12/31/03                                             $0.622                $0.898                 21

         From 1/1/04 to 12/31/04                                             $0.898                $0.972                 21

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
         From 7/24/01* to 12/31/01                                           $1.000                $1.004                  3
         From 1/1/02 to 12/31/02                                             $1.004                $0.875                 56
         From 1/1/03 to 12/31/03                                             $0.875                $1.034                 52

         From 1/1/04 to 12/31/04                                             $1.034                $1.096                 50



*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ENGEMANN VALUE EQUITY
====================================================================================================================================
         From 3/12/01* to 12/31/01                                           $1.000                $0.851                 36
         From 1/1/02 to 12/31/02                                             $0.851                $0.655                 89
         From 1/1/03 to 12/31/03                                             $0.655                $0.800                 87

         From 1/1/04 to 12/31/04                                             $0.800                $0.890                 95


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 4/29/01* to 12/31/01                                           $1.000                $1.007                4,139
         From 1/1/02 to 12/31/02                                             $1.007                $1.007                 718
         From 1/1/03 to 12/31/03                                             $1.007                $1.000                 38

         From 1/1/04 to 12/31/04                                             $1.000                $0.994                 39


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 3/23/01* to 12/31/01                                           $1.000                $1.021                  8
         From 1/1/02 to 12/31/02                                             $1.021                $1.108                 33
         From 1/1/03 to 12/31/03                                             $1.108                $1.251                 123

         From 1/1/04 to 12/31/04                                             $1.251                $1.316                 159


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 10/29/02* to 12/31/02                                          $1.000                $0.960                  2
         From 1/1/03 to 12/31/03                                             $0.960                $1.128                  4

         From 1/1/04 to 12/31/04                                             $1.128                $1.170                  4


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From  2/22/02* to 12/31/02                                          $1.000                $0.783                 30
         From 1/1/03 to 12/31/03                                             $0.783                $0.984                 41

         From 1/1/04 to 12/31/04                                             $0.984                $1.015                 92


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 11/10/03* to 12/31/03                                          $1.000                $0.845                 12

         From 1/1/04 to 12/31/04                                             $0.845                $0.916                 23


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 3/22/01* to 12/31/01                                           $1.000                $1.234                  7
         From 1/1/02 to 12/31/02                                             $1.234                $1.112                 23
         From 1/1/03 to 12/31/03                                             $1.112                $1.546                 32

         From 1/1/04 to 12/31/04                                             $1.546                $1.836                 38


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 4/23/02* to 12/31/02                                           $1.000                $0.953                 17
         From 1/1/03 to 12/31/03                                             $0.953                $1.352                 17

         From 1/1/04 to 12/31/04                                             $1.352                $1.635                 17


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 3/12/01* to 12/31/01                                           $1.000                $0.819                 16
         From 1/1/02 to 12/31/02                                             $0.819                $0.545                 28
         From 1/1/03 to 12/31/03                                             $0.545                $0.692                 43

         From 1/1/04 to 12/31/04                                             $0.692                $0.729                 42


PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 12/31/01* to 12/31/01                                          $1.000                $0.823                  6
         From 1/1/02 to 12/31/02                                             $0.823                $0.528                 19
         From 1/1/03 to 12/31/03                                             $0.528                $0.714                 18

         From 1/1/04 to 12/31/04                                             $0.714                $0.742                 18



*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 11/23/01* to 12/31/01                                          $1.000                $0.924                  3
         From 1/1/02 to 12/31/02                                             $0.924                $0.690                  3
         From 1/1/03 to 12/31/03                                             $0.690                $0.881                  3

         From 1/1/04 to 12/31/04                                             $0.881                $0.926                  3

AIM V.I. MID CAP CORE EQUITY
====================================================================================================================================
         From 12/3/04* to 12/31/04                                           $1.000                $1.016                 31


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 8/31/01* to 12/31/01                                           $1.000                $0.938                  5
         From 1/1/02 to 12/31/02                                             $0.938                $0.645                 23
         From 1/1/03 to 12/31/03                                             $0.645                $0.795                 23

         From 1/1/04 to 12/31/04                                             $0.795                $0.829                 25


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 3/12/01* to 12/31/01                                           $1.000                $1.037                 111
         From 1/1/02 to 12/31/02                                             $1.037                $1.115                 338
         From 1/1/03 to 12/31/03                                             $1.115                $1.125                 159

         From 1/1/04 to 12/31/04                                             $1.125                $1.149                 161


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 1/22/02* to 12/31/02                                           $1.000                $0.987                 37
         From 1/1/03 to 12/31/03                                             $0.987                $1.189                 40

         From 1/1/04 to 12/31/04                                             $1.189                $1.295                 46


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 1/22/02* to 12/31/02                                           $1.000                $0.862                 10
         From 1/1/03 to 12/31/03                                             $0.862                $1.091                 11

         From 1/1/04 to 12/31/04                                             $1.091                $1.240                 12


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 3/23/01* to 12/31/01                                           $1.000                $0.944                  4
         From 1/1/02 to 12/31/02                                             $0.944                $0.727                 16
         From 1/1/03 to 12/31/03                                             $0.727                $0.929                 16

         From 1/1/04 to 12/31/04                                             $0.929                $0.981                 16


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 8/2/01* to 12/31/01                                            $1.000                $0.920                 23
         From 1/1/02 to 12/31/02                                             $0.920                $0.633                 40
         From 1/1/03 to 12/31/03                                             $0.633                $0.829                 42

         From 1/1/04 to 12/31/04                                             $0.829                $0.844                 43


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 3/23/01* to 12/31/01                                           $1.000                $1.040                  5
         From 1/1/02 to 12/31/02                                             $1.040                $0.905                 15
         From 1/1/03 to 12/31/03                                             $0.905                $1.116                 16

         From 1/1/04 to 12/31/04                                             $1.116                $1.240                 16


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
        From 8/2/01* to 12/31/01                                            $1.000                $0.914                 570
        From 1/1/02 to 12/31/02                                             $0.914                $0.734                  47
        From 1/1/03 to 12/31/03                                             $0.734                $0.957                  67

        From 1/1/04 to 12/31/04                                             $0.957                $1.118                  67



*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 1/22/02* to 12/31/02                                           $1.000                $0.791                 32
         From 1/1/03 to 12/31/03                                             $0.791                $1.031                 32

         From 1/1/04 to 12/31/04                                             $1.031                $1.179                 37


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 10/30/01* to 12/31/01                                          $1.000                $0.889                 10
         From 1/1/02 to 12/31/02                                             $0.889                $0.687                 15
         From 1/1/03 to 12/31/03                                             $0.687                $0.903                 15

         From 1/1/04 to 12/31/04                                             $0.903                $1.060                 21


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 11/10/03* to 12/31/03                                          $1.000                $1.029                 10

         From 1/1/04 to 12/31/04                                             $1.029                $1.123                 20


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 1/22/02* to 12/31/02                                           $1.000                $0.449                 13
         From 1/1/03 to 12/31/03                                             $0.449                $0.655                 13

         From 1/1/04 to 12/31/04                                             $0.665                $0.635                 13


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 8/1/01* to 12/31/01                                            $1.000                $0.850                 609
         From 1/1/02 to 12/31/02                                             $0.850                $0.721                 19
         From 1/1/03 to 12/31/03                                             $0.721                $1.059                 19

         From 1/1/04 to 12/31/04                                             $1.059                $1.360                 19


WANGER SELECT
====================================================================================================================================
         From 11/23/01* to 12/31/01                                          $1.000                $1.080                  2
         From 1/1/02 to 12/31/02                                             $1.080                $0.983                 28
         From 1/1/03 to 12/31/03                                             $0.983                $1.268                 28

         From 1/1/04 to 12/31/04                                             $1.268                $1.491                 28


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 8/1/01* to 12/31/01                                            $1.000                $1.009                 13
         From 1/1/02 to 12/31/02                                             $1.009                $0.828                 31
         From 1/1/03 to 12/31/03                                             $0.828                $1.169                 32

         From 1/1/04 to 12/31/04                                             $1.169                $1.364                 32






*Date subaccount began operations.

                                                                     {VERSION B]

                                 FREEDOM EDGE(R)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


PROSPECTUS                                                           MAY 1, 2005


    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Growth Series
          (fka, Phoenix-MFS Investors Growth Stock Series)
[diamond] Phoenix-Alger Small-Cap Growth Series
          (fka, Phoenix-State Street Research Small-Cap Growth Series)

[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

[diamond] Phoenix-Engemann Capital Growth Series

[diamond] Phoenix-Engemann Growth and Income Series
          (fka, Phoenix-Oakhurst Growth and Income Series)
[diamond] Phoenix-Engemann Small-Cap Growth Series
          (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
[diamond] Phoenix-Engemann Strategic Allocation Series
          (fka, Phoenix-Oakhurst Strategic Allocation Series)
[diamond] Phoenix-Engemann Value Equity Series
          (fka, Phoenix-Oakhurst Value Equity Series)

[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series

[diamond] Phoenix-Northern Dow 30 Series

[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series

[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Mid Cap Core Equity Fund

[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund

[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

    The contract is not a deposit or obligation of, underwritten or guaranteed by any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:    [envelope]   PHOENIX LIFE INSURANCE COMPANY
                                                           ANNUITY OPERATIONS DIVISION
                                                           PO Box 8027, Boston, MA 02266-8027
                                              [telephone]  TEL. 800/541-0171

                       TABLE OF CONTENTS

Heading                                                   Page
--------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................    7
FINANCIAL HIGHLIGHTS......................................    8
PERFORMANCE HISTORY.......................................    8
THE VARIABLE ACCUMULATION ANNUITY.........................    8
PHOENIX AND THE SEPARATE ACCOUNT .........................    8
INVESTMENTS OF THE SEPARATE ACCOUNT.......................    9
   Participating Investment Funds.........................    9
   Investment Advisors and Subadvisors....................    9
   Services of the Advisors...............................    9
PURCHASE OF CONTRACTS.....................................    9
DEDUCTIONS AND CHARGES....................................   10
   Annual Administrative Charge...........................   10
   Annual Step-up Fee.....................................   10
   Daily Administrative Fee...............................   10
   Guaranteed Minimum Income Benefit Rider Fee............   10
   Guaranteed Minimum Accumulation Benefit Fee............   10
   Mortality and Expense Risk Fee.........................   10
   Tax....................................................   10
   Transfer Charge........................................   11
   Reduced Fees, Credits and Excess Interest..............   11
   Other Charges..........................................   11
THE ACCUMULATION PERIOD...................................   11
   Accumulation Units.....................................   11
   Accumulation Unit Values...............................   11
   Internet, Interactive Voice Response and
    Telephone Transfers ..................................   11
   Disruptive Trading and Market Timing...................   12
   Optional Programs and Riders...........................   13
   Withdrawals............................................   16
   Contract Termination...................................   17
   Payment Upon Death Before Maturity Date ...............   17
THE ANNUITY PERIOD........................................   18
   Annuity Payments.......................................   18
   Annuity Payment Options ...............................   18
   Payment Upon Death After Maturity Date.................   20
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   20
   Valuation Date.........................................   20
   Valuation Period.......................................   20
   Accumulation Unit Value................................   20
   Net Investment Factor..................................   21
MISCELLANEOUS PROVISIONS..................................   21
   Assignment.............................................   21
   Payment Deferral.......................................   21
   Free Look Period.......................................   21
   Amendments to Contracts................................   21
   Substitution of Fund Shares............................   21
   Ownership of the Contract..............................   21
FEDERAL INCOME TAXES......................................   21
   Introduction...........................................   21
   Income Tax Status......................................   22
   Taxation of Annuities in General--Nonqualified Plans...   22
   Additional Considerations..............................   23
   Owner Control..........................................   24
   Diversification Standards .............................   24
   Taxation of Annuities in General--Qualified Plans......   25
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   28
SERVICING AGENT...........................................   28
STATE REGULATION..........................................   28
REPORTS...................................................   28
VOTING RIGHTS.............................................   28
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   29
LEGAL MATTERS.............................................   29
SAI TABLE OF CONTENTS.....................................   29
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.00 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences. If the contract is owned by a non-natural person, the annuitant will be considered the primary annuitant and cannot be changed after the contract has been issued.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit value in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account plus the value held in the Loan Security Account and less any Loan Debt.


DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

LOAN DEBT: Loan debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period."

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of outstanding shares.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage                          This table describes the fees and expenses that you will
       of amount surrendered.....................   0%                  pay at the time that you purchase the contract, surrender
    Transfer Charge (1)                                                 the contract or transfer cash value between the
       Current ..................................   None                subaccounts. State premium taxes may also be deducted.
       Maximum...................................   $20

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum (2)..................................   $35
GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
guaranteed annuitization value)
    Maximum......................................   .60%
GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB) FEE (4) (as a percentage of the greater of                       These tables describe the fees and expenses that you will
the Guaranteed Amount and contract value)                               pay during the time that you own the contract,
    Maximum......................................  1.00%                not including annual fund fees and expenses.
ANNUAL STEP-UP FEE (5) (as a percentage of the
    step-up amount)..............................  0.15%
ANNUAL SEPARATE ACCOUNT EXPENSES (as a
    percentage of average account value)
    Mortality and Expense Risk Fee...............  1.475%
    Daily Administrative Fee.....................  0.125%
                                                   ------
    Total Annual Separate Account Expenses.......  1.600%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                      Minimum      Maximum              This table shows the minimum and maximum total operating
                                      -------      -------              expenses for the year ended 12/31/04, charged by the fund
    Total Annual Fund Operating                                         companies that you may pay periodically during the time
    Expenses (expenses that are                                         that you own the contract. More detail concerning the
    deducted from the fund assets                                       funds' fees and total and net fund operating expenses can
    include management fees,                                            be found after the Expense Examples and are contained in
    12b-1 fees and other expenses)..    0.29%        2.68%              the fund prospectuses.


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES                                                        This example is intended to help you compare the cost of
                                                                        investing in the contract with the cost of investing in
If you surrender or annuitize at the end of the applicable time         other variable annuity contracts. These costs include
period or do not surrender your contract, your costs would be:          contract owner transaction expenses, contract fees,
                                                                        separate account annual expenses, maximum rider and benefit
DEATH BENEFIT OPTION 1                                                  fees and the maximum fund fees and expenses that were
         1 Year     3 Years      5 Years     10 Years                   charged for the year ended 12/31/04.
-----------------------------------------------------
          $471       $1,417      $2,369       $4,773                    The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume
DEATH BENEFIT OPTION 2                                                  that your investment has a 5% return each year and assumes
         1 Year     3 Years      5 Years     10 Years                   the maximum fees and expenses of any of the funds. Your
-----------------------------------------------------                   actual costs may be higher or lower based on these
          $486       $1,459      $2,435       $4,888                    assumptions.


------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."
(2) This charge is deducted on each contract anniversary on a pro rata basis from the investment options you have selected. See "Deductions and Charges."
(3) The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary only if the rider is selected. See "Optional Programs & Riders."
(4) The Guaranteed Minimum Accumulation Benefit is an optional benefit. The fee for this benefit will be deducted annually on the contract anniversary only if the benefit is selected and in effect. See "Optional Programs & Riders."
(5) We deduct this fee from the contract value on each contract anniversary up to and including the anniversary following the oldest owner's attained age 80 and upon full surrender if prior to the contract anniversary after the oldest owner's attained age 80. This fee will only be deducted if Death Benefit Option 2 is selected. See "Deductions and Charges."


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Investment         Rule
                  Series                      Management Fee    12b-1 Fees   Other Operating Expenses   Total Annual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                    0.75%             N/A                  0.30%                    1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                0.75%             N/A                  0.47%(3)                 1.22%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                    0.85%             N/A                  0.89%(1)                 1.74%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index         0.45%             N/A                  0.27%(2)                 0.72%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities      0.75%             N/A                  0.29%                    1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                   0.66%             N/A                  0.21%                    0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                 0.90%             N/A                  0.67%(4)                 1.57%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation             0.58%             N/A                  0.20%                    0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                     0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                      0.40%             N/A                  0.24%                    0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income         0.50%             N/A                  0.23%                    0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond      0.50%(5)          N/A                  0.58%(2)                 1.08%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                    0.70%             N/A                  0.75%(1)                 1.45%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value             0.90%             N/A                  1.78%(1)                 2.68%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select        0.90%             N/A                  0.40%(1)                 1.30%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                           0.35%             N/A                  0.56%(3)                 0.91%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)              0.35%             N/A                  0.74%(3)                 1.09%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value           1.05%             N/A                  0.29%(3)                 1.34%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value         1.05%             N/A                  0.38%(3)                 1.43%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                     0.80%             N/A                  0.38%(4)                 1.18%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                    0.75%             N/A                  0.33%                    1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                     Net Annual Fund                                                 Net Annual Fund
                                                     ---------------                                                 ---------------
               Series                 Reimbursements     Expenses                 Series               Reimbursements    Expenses
               ------                 --------------     --------                 ------               --------------    --------
Phoenix-AIM Growth                        (0.22%)          1.00%    Phoenix-Kayne Small-Cap Quality Value  (1.63%)         1.05%
Phoenix-Alger Small-Cap Growth            (0.74%)          1.00%    Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                                  Select                                (0.25%)         1.05%
 Index                                    (0.07%)          0.65%    Phoenix-Northern Dow 30                (0.31%)         0.60%
Phoenix-Engemann Growth and Income        (0.03%)          0.95%    Phoenix-Northern Nasdaq-100 Index(R)   (0.49%)         0.60%
Phoenix-Engemann Small-Cap Growth         (0.32%)          1.25%    Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity             (0.03%)          0.95%     Value                                 (0.04%)         1.30%
Phoenix-Goodwin Multi-Sector Short                                  Phoenix-Sanford Bernstein
 Term Bond                                (0.38%)          0.70%     Small-Cap Value                       (0.13%)         1.30%
Phoenix-Kayne Rising Dividends            (0.60%)          0.85%    Phoenix-Seneca Mid-Cap Growth          (0.03%)         1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%       N/A       0.31%         1.04%         (0.00%)           1.04%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A       0.12%         0.97%         (0.00%)           0.97%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       0.25%(1)  0.13%         0.98%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%       0.25%(1)  0.14%         0.99%           ---             ---(11)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%       0.10%     0.11%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%       0.10%     0.14%(2)      0.82%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%       0.10%     0.10%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%       0.25%(4)  0.15%         1.00%         (0.00%)           1.00%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%       0.25%     0.19%         1.12%         (0.05%)(5)        1.07%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79%(3)    0.25%(4)  0.07%         1.11%         (0.00%)           1.11%
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%       0.25%     0.37%         1.37%         (0.12%)(6)        1.25%
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%       N/A       0.48%         0.98%         (0.08%)(7)        0.90%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%       N/A       0.39%         0.89%         (0.00%)           0.89%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%       N/A       0.42%         1.17%         (0.00%)           1.17%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%       N/A       0.71%         1.46%         (0.00%)           1.46%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%       N/A       0.37%         0.82%         (0.17%)(8)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%       N/A       0.09%         0.29%         (0.00%)           0.29%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%       N/A       0.49%         1.29%(9)        ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%       N/A       0.43%         1.43%         (0.01%)(10)       1.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%       N/A       0.19%         1.36%         (0.16%)(10)       1.20%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%       N/A       0.15%         1.10%         (0.10%)(10)       1.00%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%       N/A       0.08%         1.00%         (0.01%)(10)       0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3) The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees is 0.63% for the Templeton Foreign Securities Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10)Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11)The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                      Reimbursements  Net Annual Fund                                Reimbursements  Net Annual Fund
                                      --------------  ---------------                                --------------  ---------------
               Series                   & Waivers         Expenses                 Series               & Waivers       Expenses
               ------                   ---------         --------                 ------               ---------       --------
Federated Fund for U.S. Government                                  VIP Growth Opportunities
 Securities II                           (0.26%)           0.72%     Portfolio                            (0.02%)         0.80%
Federated High Income Bond Fund II -                                VIP Growth Portfolio                  (0.03%)         0.75%
 Primary Shares                          (0.25%)           0.74%    Technology Portfolio                  (0.14%)         1.15%
VIP Contrafund(R) Portfolio              (0.02%)           0.76%

  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)


CONTRACT SUMMARY
--------------------------------------------------------------------------------


    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus.


OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers variable investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. For more information, see "Investments of the Account." You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond]   Other than the minimum initial payment, there are no required premium payments.

[diamond]   You may make premium payments anytime until the maturity date.

[diamond]   You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond]   Minimum initial premium payment--$30,000

[diamond]   Minimum subsequent premium payments--$500

[diamond]   Maximum total premium payments--$1,000,000 with our approval

    For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond]   Premium payments are invested in one or more of the subaccounts.

[diamond]   The contract value varies with the investment performance of the funds and is not guaranteed.

WITHDRAWALS

[diamond]   You may partially or fully surrender the contract anytime for its contract value less any applicable market value adjustment and premium tax.

[diamond]   Withdrawals may be subject to a 10% penalty tax. For more
            information, see "Federal Income Taxes--Penalty Tax on Certain
            Surrenders and Withdrawals."

[diamond]   Prior to the maturity date, contract owners who have elected the
            Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all the subaccounts or from a specific investment option.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT
[diamond]   Annual Administrative Charge--$35 annually. For more information, see "Annual Administrative Charge."

[diamond]   Annual Step-up Fee--0.15%. For more information, see "Annual Step-up
            Fee."

[diamond]   Guaranteed Minimum Income Benefit Rider Fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]   Guaranteed Minimum Accumulation Benefit Fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]   Taxes--we will reimburse ourself for such taxes upon remittance to the applicable state. For more information, see "Tax" and Appendix
            C.

[diamond]   Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first
            12 transfers each contract year. For more information, see
            "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond]   Daily administrative fee--0.125% annually. For more information, see
            "Daily Administrative Fee."

[diamond]   Mortality and expense risk fee--1.475%. For more information, see
            "Mortality and Expense Risk Fee."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT

    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected. For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

DEATH BENEFIT OPTIONS

    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value plus any charges made under the contract. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero or is insufficient to cover any assessed charges, the contract will immediately terminate without value. Phoenix will notify you in writing that the contract has terminated.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    For more information, including the Separate Account and Company financial statements, see the SAI and the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171. Please see Appendix C.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). For more information, see the SAI.


THE VARIABLE ACCUMULATION ANNUITY
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    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. The amounts that will be available for annuity payments under a contract will depend on the investment performance. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts.


PHOENIX AND THE SEPARATE ACCOUNT
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    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992), converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive and administrative office is located at One American Row, Hartford, Connecticut 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix.

    The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account.


INVESTMENTS OF THE ACCOUNT
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PARTICIPATING INVESTMENT FUNDS

[diamond]   The Phoenix Edge Series Fund
[diamond]   AIM Variable Insurance Funds
[diamond]   The Alger American Fund
[diamond]   Federated Insurance Series
[diamond]   Fidelity(R) Variable Insurance Products
[diamond]   Franklin Templeton Variable Insurance Products Trust

[diamond]   Lazard Retirement Series
[diamond]   Lord Abbett Series Fund, Inc.

[diamond]   The Rydex Variable Trust
[diamond]   Scudder Investments VIT Funds
[diamond]   The Universal Institutional Funds, Inc.
[diamond]   Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS

    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS

    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


PURCHASE OF CONTRACTS
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[diamond]   Minimum initial premium payment--$30,000

[diamond]   Minimum subsequent premium payments --$500.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. We cannot accept total premium payments in excess of $1,000,000 without prior approval. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

1.  the make-up and size of the prospective group;
2.  the method and frequency of premium payments; and
3. the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
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ANNUAL ADMINISTRATIVE CHARGE

    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts in which you have an interest. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $30,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect annuity payment options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

ANNUAL STEP-UP FEE

    The annual step-up fee applies to Death Benefit Option 2 only. It is equal to the annual step-up fee percentage of 0.15%, multiplied by the annual step-up amount on the date the fee is deducted. We will deduct this fee annually on each contract anniversary up to and including the contract anniversary following the oldest owner's attained age 80 and upon full surrender of the contract if surrender is prior to the contract anniversary following the oldest owner's attained age 80. The fee will be deducted from the total contract value with each subaccount, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount.

DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE


    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    Currently, the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary during the ten year term. If this benefit terminates on the contract anniversary prior to the end of the term for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the fee if the benefit terminates due to death or annuitization.

MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is 1.475% and is assessed against the daily net assets of the subaccounts.

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

TAX


    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.


TRANSFER CHARGE

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED FEES, CREDITS AND EXCESS INTEREST

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, credit additional amounts, or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated purchase payments;

(3) whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate.

    Any reduction or elimination of withdrawal or administrative fee, credit of additional amounts or excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES


    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.



THE ACCUMULATION PERIOD
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    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by our Annuity Operations Division, your premium payment will be applied within two days. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing."


DISRUPTIVE TRADING AND MARKET TIMING

    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond]   dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]   an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]   increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.


    Under our current disruptive trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond]   limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]   restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond]   require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]   impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or


[diamond]   impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.


    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.


    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.


    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


OPTIONAL PROGRAMS AND RIDERS

    You may elect optional programs and riders that we offer under the contract. The availability of these programs or riders may also be subject to state availability. We also reserve the right to change, add or delete optional programs and riders subject to any applicable law.

    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of more than $1,000,000 requires our approval before we will accept them for processing. You must have an initial value of $2,000 in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. Values may be transferred from only one sending subaccount but may be allocated to multiple receiving subaccounts. There is no charge for participation in this program.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfer charges do not apply to this program.

    The Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM

    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis. Transfer charges do not apply to this program.

    The Asset Rebalancing Program is not available to individuals while the Dollar Cost Averaging Program is in effect.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge for participation in this program.


ASSET ALLOCATION MODEL PROGRAM
    Asset allocation is the distribution of investments among various participating subaccounts and involves decisions about which subaccount should be selected and how much of the total contract value should be allocated to each subaccount. The strategy behind asset allocation models is that diversification among subaccounts may help reduce volatility over the long-term.

    PHL Variable and Ibbotson Associates have developed five asset allocation models, each comprised of carefully selected combinations of subaccounts. The asset allocation models we currently offer are:

[diamond]   Model 1 - Conservative
[diamond]   Model 2 - Moderately Conservative
[diamond]   Model 3 - Moderate
[diamond]   Model 4 - Moderately Aggressive
[diamond]   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment (or contract value for inforce contracts) and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit that is provided by this rider would not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitants 90th birthday.

GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%.

RIDER FEE


    There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges".


TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS

    Under this rider, you may only elect one of the following annuity payment options:

GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN:

a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

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                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it

[diamond]   The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]   The minimum monthly fixed annuity payment amount provided by the
            GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]   The GMIB is irrevocable once elected.

[diamond]   You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]   The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]   You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]   The GMIB is only available if approved in your state and if we offer it for use with the contract.
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GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a 10-year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

    The GMAB is only available if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services.

    For more information on the asset allocation models, see "Asset Allocation Model Program."

GUARANTEED AMOUNT

    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

     A = the contract value on the rider date.

     B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

     C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT

    If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

o the contract is annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION

    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

WITHDRAWALS

    Prior to the maturity date, amounts held under the contract may be withdrawn in whole or in part, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals. After the maturity date, unscheduled withdrawals may only be made if you have selected Annuity Payment Options K or
L. A signed, written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal

Revenue Code Section 403(b) plans in accordance with Internal Revenue
Service regulations. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities."

    Requests for partial or full withdrawals should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION

    The contract will terminate without value, if on any valuation date the contract value is zero or insufficient to cover any assessed charges. Phoenix will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH BENEFIT
    The death benefit guarantees that the proceeds will not be less than the premium payments paid for the contract (less any adjusted partial withdrawals). The owner elects the death benefit at the time that the initial premium payment is made. If no option has been chosen, Death Benefit Option 1 will apply. If the owner elects Death Benefit Option 2, the annual step-up fee will apply. For more information, see "Annual Step-up Fee."

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond]   DEATH OF AN OWNER
            If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond]   DEATH OF AN OWNER - MULTIPLE OWNERS
            If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
            If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
            If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the same benefit option will remain in effect.

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
            If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner. If a joint annuitant dies prior to the maturity date, a death benefit is not paid and the owner may elect a new joint annuitant.
            The death of the primary annuitant will be treated as the death of the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond]   DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
            Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit less any premium tax is the greater of:

            a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
            b)  the contract value on the claim date.

[diamond]   DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
            This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

            Prior to the contract anniversary following the oldest owner's attained age 80, the death benefit less any premium tax is the greater of:

            a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
            b)  the contract value on the claim date; or
            c) the annual step-up amount (as defined below).

            On or after the contract anniversary following the oldest owner's attained age 80, the death benefit less any premium tax is the greater of:

            a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
            b)  the contract value on the claim date.

            If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract, the death benefit will be calculated using the surviving spouse's attained age.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
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    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K are described in more detail below and in the contract and in the SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the annuity payment options. However, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No income is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVORSHIP LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVORSHIP VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2. the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Option M.


PAYMENT UPON DEATH AFTER MATURITY DATE


    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;

2.   the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

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New Year's Day                    Independence Day
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Martin Luther King, Jr. Day       Labor Day
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Presidents Day                    Thanksgiving Day

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Good Friday                       Christmas Day
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Memorial Day
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VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
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ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL

    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the contract value plus any charges made under the contract. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If applicable state law requires, we will return the full amount of any premium payments we received.

    In states that require return of premium payments during the Free Look Period, we reserve the right to issue the Temporary Money Market Allocation Amendment with the contract during periods of extreme market volatility. If this amendment is issued with your contract, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    If, in our judgment, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required one or more state insurance departments.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
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INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner
(or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.


MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL

    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]   55% in any 1 investment
[diamond]   70% in any 2 investments
[diamond]   80% in any 3 investments
[diamond]   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is
increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.


    Contracts may also be purchased through broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

    We pay broker-dealers who sell the contract a commission of generally up to 1% of premium payments and a trail commission which is determined as a percentage of the contract value. Broker-dealers receiving commissions will generally pay a portion of it to their registered representatives as compensation related to sales of the contracts.


    To the extent permitted by NASD rules, overrides and promotional incentives or payments may be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.



SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------

             2002                          N/A
----------------------------------------------------------
             2003                     $1.7 Million
----------------------------------------------------------
             2004                     $2.2 Million

----------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

    [diamond]    Phoenix Life Insurance Company
    [diamond]    Underwriter
    [diamond]    Performance History
    [diamond]    Calculation of Yield and Return
    [diamond]    Calculation of Annuity Payments
    [diamond]    Experts
    [diamond]    Separate Account Financial Statements
    [diamond]    Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                ------------------------------------------------------------------------------------
                 Subaccount                      Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                 |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                     |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                                     |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                               |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff & Phelps
                                                   Phoenix        Phoenix       Investment      AIM      Engemann    Fred Alger
                                                  Investment      Variable      Management    Advisors,    Asset     Management,
                 Subaccount                      Counsel, Inc.  Advisors, Inc.      Co.         Inc.     Management     Inc.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity
                                                   Deutsche     Federated     Management   Franklin     Lazard      Lord,
                                                    Asset       Investment      and         Mutual      Asset      Abbett
                                                  Management,   Management    Research     Advisers,  Management    & Co.
                Subaccount                           Inc.        Company       Company       LLC         LLC         LLC

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                    Morgan
                                                   Stanley                   Templeton   Templeton      Wanger
                                                  Investment      Rydex        Global    Investment     Asset
                                                  Management      Global      Advisors    Counsel,    Management,
                Subaccount                           Inc.        Advisors     Limited       LLC          L.P.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Aberdeen       AIM       Alliance                 Fred
                                                                      Asset       Capital     Capital     Engemann     Alger
                                                                    Management   Management, Management,   Asset     Management,
                      Subaccount                                       Inc.         Inc.        L.P.     Management     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Kayne               Lazard      Northern       Seneca
                                                                Anderson Rudnick         Asset        Trust         Capital
                                                              Investment Management,   Management   Investments,   Management,
                      Subaccount                                      LLC                 LLC          N.A.           LLC

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

--------------------------------------------------------------------------------



                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."




_______________

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-AIM GROWTH
====================================================================================================================================
         From 1/27/04*  to 12/31/04                                        $2.000                $1.080                  5

PHOENIX-ENGEMANN GROWTH AND INCOME
====================================================================================================================================
         From 9/18/04* to 12/31/04                                         $2.000                $1.216                  4

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 1/27/04* to 12/31/04                                         $2.000                $1.114                  2

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 1/27/04* to 12/31/04                                         $2.000                $1.481                  4

AIM V.I. MID CAP CORE EQUITY
====================================================================================================================================
         From 12/3/04* to 12/31/04                                         $2.000                $1.016                  5

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 1/27/04* to 12/31/04                                         $2.000                $1.152                  4

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 1/27/04* to 12/31/04                                         $2.000                $1.278                  4

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 1/27/04* to 12/31/04                                         $2.000                $1.242                  4

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 1/27/04* to 12/31/04                                         $2.000                $1.316                  4

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 1/27/04* to 12/31/04                                         $2.000                $1.338                  4






*Date subaccount began operations.

                                     PART B

                                                                     [VERSION A]

                            RETIREMENT PLANNER'S EDGE
                         PHOENIX LIFE INSURANCE COMPANY
           (FKA, PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY - 6/25/01)
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
Phoenix Life Insurance Company                       ANNUITY OPERATIONS DIVISION
One American Row                                                     PO Box 8027
Hartford, CT 06102                              Boston, Massachusetts 02266-8027




                                   May 1, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address below or by calling 800/541-0171.






                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company..............................................   2

Underwriter.................................................................   2


Performance History.........................................................   2

Calculation of Yield and Return.............................................   5

Calculation of Annuity Payments ............................................   6

Experts ....................................................................   6


Separate Account Financial Statements.......................................SA-1

Company Financial Statements................................................ F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"), as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.


                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                    Subaccount                      Inception*     1Yr         5Yr         10Yr      Since Inception
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                12/7/1994    18.98%      -4.34%       6.09%           5.83%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                           12/20/1999     2.63%     -10.97%                     -10.16%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                8/12/2002     0.58%                                  19.31%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series     7/14/1997     8.18%      -5.27%                       2.73%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series  5/1/1995     32.69%      22.01%                      15.38%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               12/7/1994     3.38%     -13.13%       3.37%           3.31%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series            3/2/1998      8.81%      -2.84%                       2.59%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             8/15/2000     8.04%                                  -8.99%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         12/7/1994     5.84%       1.58%       7.74%           7.77%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                 3/2/1998     11.22%       1.88%                       5.84%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  12/7/1994    -0.73%       0.98%       2.29%           2.30%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     12/7/1994     5.22%       7.13%       7.42%           7.30%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series  6/2/2003      3.74%                                   3.71%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                8/12/2002     3.67%                                   6.71%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series         8/12/2002    23.81%                                  17.61%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series    8/12/2002    14.12%                                  14.78%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                      12/20/1999     3.09%      -1.52%                      -0.90%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series          8/15/2000     8.38%                                 -18.84%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series       3/2/1998     18.60%      15.69%                       7.12%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    11/20/2000    20.84%                                  16.43%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                 3/2/1998      5.11%      -6.12%                       3.49%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                1/29/1996     3.84%     -11.01%                       4.95%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   3/30/2001     5.02%                                  -1.05%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                    12/1/2004                                             1.64%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         3/30/2001     4.17%                                  -3.93%
-----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            6/5/2000      6.56%                                 -11.27%
-----------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II     7/15/1999     2.04%       4.97%                       4.43%
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                   7/15/1999     8.80%       3.18%                       2.49%
-----------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                          6/5/2000     13.61%                                   0.64%
-----------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                   6/5/2000      5.44%                                  -6.35%
-----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                 6/5/2000      1.70%                                  -9.59%
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund               11/2/1998    10.94%       6.78%                       7.14%
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities
Fund                                                 5/1/1997     22.85%       1.92%                      -1.99%
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund           5/1/1997     16.75%      -0.64%                       4.22%
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund      5/1/1997     13.98%       4.03%                       6.91%
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund            5/1/1997     14.29%       4.14%                       6.68%
-----------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series             4/29/2005      N/A
-----------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                             4/15/2005      N/A
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                          4/15/2005      N/A
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                              4/15/2005      N/A
-----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       6/2/2003    -12.03%                                  -4.84%
-----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       6/2/2003     12.90%                                  22.04%
-----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            6/2/2003      9.05%                                  15.49%
-----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                7/15/1999    17.28%      -6.32%                      -2.96%
-----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                   10/29/2001     8.93%                                   3.58%
-----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                12/20/1999    -3.14%     -23.35%                     -22.08%
-----------------------------------------------------------------------------------------------------------------------
Wanger International Select                          2/1/1999     22.48%      -0.12%                      10.56%
-----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       5/1/1995     28.33%      -2.62%                      14.80%
-----------------------------------------------------------------------------------------------------------------------
Wanger Select                                        2/1/1999     17.52%       9.80%                      13.50%
-----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        5/1/1995     16.56%       5.97%                      14.64%
-----------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, and mortality and expense risk charges. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                               ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------

                   Subaccount                  1995    1996    1997     1998     1999     2000     2001    2002     2003     2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           8.07%  17.00%  10.49%   26.16%   27.83%  -17.02%  -25.13% -16.00%   30.02%   19.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                -12.40%  -24.92% -29.84%   19.13%    2.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                               51.24%    0.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                  29.86%   17.19%  -12.70%  -13.14% -24.75%   24.46%    8.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                 31.26%  20.37%  -22.30%    3.33%   28.99%    5.12%  10.51%   36.33%   32.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series         29.07%  11.01%  19.41%   28.21%   27.89%  -18.93%  -35.51% -25.86%   24.72%    3.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                        15.40%   -7.90%   -9.46% -23.60%   25.68%    8.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                          -27.76% -29.80%   44.37%    8.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series   16.57%   7.53%  19.07%   19.12%    9.73%   -0.81%    0.44% -12.82%   18.20%    5.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                             22.61%   30.36%  -19.12% -23.03%   22.14%   11.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series             4.24%   3.56%   3.72%    3.64%    3.40%    4.56%    2.36%   0.00%   -0.72%   -0.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                         21.83%  10.85%   9.55%   -5.49%    3.99%    5.01%    4.60%   8.46%   12.97%    5.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                                                                                                   3.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                               17.43%    3.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                        18.60%   23.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                              28.00%   14.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                            -6.87%   -7.30% -16.68%   25.62%    3.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                       -34.01% -38.45%   46.77%    8.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                          -11.54%   15.29%   21.26%  -9.83%   39.00%   18.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                                             14.14%  -9.82%   41.85%   20.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                             43.64%   12.16%  -26.34% -33.45%   27.03%    5.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          15.54%   42.71%   52.88%  -12.71%  -28.40% -35.89%   35.34%    3.96%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             33.81%  15.93%  11.93%   17.64%   42.61%  -12.15%  -24.36% -25.42%   27.71%    5.13%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                         -12.34%   25.55%   12.23%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                   34.36%  13.41%  21.97%   30.57%   28.09%  -15.83%  -13.79% -31.24%   23.33%    4.29%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              10.47%  18.01%   55.64%   75.59%  -25.88%  -17.12% -34.84%   32.84%    6.67%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                   7.26%   2.74%   7.07%    6.16%   -1.98%    9.45%    5.55%   7.52%    0.93%    2.16%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II             18.71%  12.71%  12.25%    1.27%    0.89%  -10.29%   -0.05%  -0.03%   20.51%    8.91%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                             28.13%   22.42%   -8.01%  -13.60% -10.69%   26.56%   13.72%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                      22.78%    2.73%  -18.33%  -15.65% -23.01%   27.85%    5.56%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                    37.44%   35.38%  -12.30%  -18.89% -31.18%   30.92%    1.82%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                                            7.78%   10.91%    5.55% -13.05%   23.40%   11.06%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets
Securities Fund                                               -30.38%  -22.14%   51.18%  -33.01%   -9.38%  -1.55%   50.85%   22.97%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund     13.46%  21.57%  11.93%    7.56%   21.54%   -3.73%  -17.18% -19.70%   30.36%   16.87%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation
Fund                                           20.57%  16.93%  13.67%    4.63%   20.86%   -1.35%  -11.21%  -5.73%   30.11%   14.10%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund      23.23%  20.43%  10.05%   -0.42%   27.01%    5.69%   -2.69% -19.63%   30.29%   14.40%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                -4.56%    3.67%   19.37%   16.97% -18.82%   35.32%   13.29%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                    6.42%   16.37%    6.38%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                    28.02%  17.72%  22.93%   11.32%   15.12%   14.17%   -8.02% -19.17%   29.19%   11.08%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                   50.33%    6.54% -11.04%   23.02%   22.31%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              -11.92%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                          28.26%   21.55%  -21.41%  -24.65% -36.62%   37.25%   13.02%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                           28.09%    9.16%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                   19.91%   25.84%  -17.81%  -25.75% -22.70%   31.49%   17.40%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                       26.92%   18.71%  -10.49%  -13.43% -23.40%   26.36%    9.04%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                     -24.72%  -49.58% -49.68%   45.71%   -3.02%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                               -2.95%  -27.65% -16.48%   39.26%   22.60%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         30.19%  -2.83%   14.72%  123.40%  -28.90%  -22.40% -15.04%   46.78%   28.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                              7.94%    7.56%  -8.91%   28.90%   17.64%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          44.57%  27.63%    7.18%   23.35%   -9.44%    9.82% -17.98%   41.22%   16.68%
------------------------------------------------------------------------------------------------------------------------------------


  Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
                           THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.275% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:


    The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 2004:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: 1.000000 Value of the same account (excluding capital changes)
   at the end of the 7-day period:...............        1.000017
Calculation:
   Ending account value..........................        1.000017
   Less beginning account value..................        1.000000
   Net change in account value...................         .000017
Base period return:
   (net change/beginning account value)..........         .000017
Current yield = return x (365/7) =...............           0.09%
Effective yield = [(1 + return)(365/7)] -1 =.....           0.09%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)  We assume a hypothetical $1,000 initial investment in the subaccount;
(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);
(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;
(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one year, five year and ten year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM 1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Fortune
      Forbes
      Money
      Personal Investor
      Registered Representative
      The New York Times
      The Wall Street Journal
      U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM 1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F, rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS

    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these annuity payment options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Accumulation Account (Retirement Planner's Edge) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.





















____________________

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

A N N U A L  R E P O R T

                           Retirement Planner's Edge

                                                 V a r i a b l e   A n n u i t y



             P H O E N I X   L I F E   V A R I A B L E   A C C U M U L A T I O N
                                                                   A C C O U N T
                                                               December 31, 2004







                                [LOGO]PHOENIX(R)

                  VA0200AR (C) 2005 The Phoenix Companies, Inc.


                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                           PHOENIX-                             PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                           ABERDEEN          PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                         INTERNATIONAL          GROWTH             GROWTH          ENHANCED INDEX
                                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $         9,668    $       104,408     $        7,620     $       16,372
                                                       =================  =================   =================  =================
     Investment at market                               $        13,037    $       115,065            $ 7,395           $ 17,714
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            13,037            115,065              7,395             17,714
LIABILITIES
     Accrued expenses                                                15                134                  9                 21
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        13,022    $       114,931     $        7,386           $ 17,693
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   10,945            152,803              4,835             18,452
                                                       =================  =================   =================  =================
Unit value                                              $      1.189838    $      0.752148     $     1.527419     $     0.958902
                                                       =================  =================   =================  =================

                                                                                                   PHOENIX-           PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-            ENGEMANN           ENGEMANN
                                                          PHELPS REAL          ENGEMANN           GROWTH AND         SMALL-CAP
                                                       ESTATE SECURITIES    CAPITAL GROWTH          INCOME             GROWTH
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        21,841    $        20,401     $       44,598     $       15,658
                                                       =================  =================   =================  =================
     Investment at market                               $        33,333    $        21,233     $       47,901     $       19,988
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            33,333             21,233             47,901             19,988
LIABILITIES
     Accrued expenses                                                39                 25                 56                 23
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        33,294    $        21,208     $       47,845     $       19,965
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   16,150             25,497             48,168             20,547
                                                       =================  =================   =================  =================
Unit value                                              $      2.061536    $      0.831754     $     0.993316     $     0.971670
                                                       =================  =================   =================  =================

                                                            PHOENIX-                                                  PHOENIX-
                                                            ENGEMANN           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC       ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED
                                                           ALLOCATION           EQUITY             MARKET              INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        52,861    $        77,952     $       38,615     $      200,748
                                                       =================  =================   =================  =================
     Investment at market                               $        55,223    $        84,545     $       38,615     $      209,399
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            55,223             84,545             38,615            209,399
LIABILITIES
     Accrued expenses                                                65                 99                 45                247
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        55,158    $        84,446     $       38,570     $      209,152
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   50,325             94,849             38,818            158,654
                                                       =================  =================   =================  =================
Unit value                                              $      1.096032    $      0.890324     $     0.993600     $     1.318291
                                                       =================  =================   =================  =================

                        See Notes to Financial Statements
                                      SA-1


                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                             PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD
                                                         PHOENIX-KAYNE       ABBETT BOND-           ABBETT         ABBETT MID-CAP
                                                       RISING DIVIDENDS       DEBENTURE        LARGE-CAP VALUE         VALUE
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $         3,878    $        12,005     $       28,994     $       11,462
                                                       =================  =================   =================  =================
     Investment at market                               $         4,463    $        12,060     $       33,542     $       14,492
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                             4,463             12,060             33,542             14,492
LIABILITIES
     Accrued expenses                                                 5                 14                 39                 17
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $         4,458    $        12,046     $       33,503     $       14,475
                                                       =================  =================   =================  =================
Accumulation units outstanding                                    3,810              9,174             23,798              9,677
                                                       =================  =================   =================  =================
Unit value                                              $      1.170251    $      1.313138     $     1.407826     $     1.495815
                                                       =================  =================   =================  =================

                                                                              PHOENIX-
                                                                              NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                           PHOENIX-          NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                        NORTHERN DOW 30       INDEX(R)           CAP VALUE          CAP VALUE
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        89,937    $        19,838     $       50,359     $       17,144
                                                       =================  =================   =================  =================
     Investment at market                               $        93,479    $        21,534     $       69,171     $       28,198
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            93,479             21,534             69,171             28,198
LIABILITIES
     Accrued expenses                                               109                 25                 80                 33
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        93,370    $        21,509     $       69,091     $       28,165
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   91,946             23,472             37,638             17,225
                                                       =================  =================   =================  =================
Unit value                                              $      1.015481    $      0.916396     $     1.835645     $     1.635147
                                                       =================  =================   =================  =================

                                                        PHOENIX-SENECA      PHOENIX-SENECA     AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                        MID-CAP GROWTH     STRATEGIC THEME       APPRECIATION       CORE EQUITY
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        33,334    $        13,667     $        2,548     $       32,387
                                                       =================  =================   =================  =================
     Investment at market                               $        30,606    $        13,281            $ 2,532     $       31,595
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            30,606             13,281              2,532             31,595
LIABILITIES
     Accrued expenses                                                36                 16                  3                 33
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        30,570    $        13,265     $        2,529     $       31,562
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   41,954             17,867              2,732             31,054
                                                       =================  =================   =================  =================
Unit value                                              $      0.728669    $      0.742477     $     0.925777     $     1.016354
                                                       =================  =================   =================  =================

                        See Notes to Financial Statements
                                      SA-2


                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                            FEDERATED FUND       FEDERATED
                                                                               FOR U.S.       HIGH INCOME BOND
                                                            AIM V.I.         GOVERNMENT          FUND II --             VIP
                                                        PREMIER EQUITY      SECURITIES II      PRIMARY SHARES       CONTRAFUND(R)
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        21,117    $       183,730     $       53,007     $       11,284
                                                       =================  =================   =================  =================
     Investment at market                               $        20,676    $       185,085     $       59,690     $       15,195
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            20,676            185,085             59,690             15,195
LIABILITIES
     Accrued expenses                                                24                220                 70                 18
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        20,652    $       184,865     $       59,620     $       15,177
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   24,898            160,849             46,022             12,235
                                                       =================  =================   =================  =================
Unit value                                              $      0.829460    $      1.149312     $     1.295471     $     1.240423
                                                       =================  =================   =================  =================

                                                                                                                     TEMPLETON
                                                           VIP GROWTH                          MUTUAL SHARES          FOREIGN
                                                         OPPORTUNITIES       VIP GROWTH          SECURITIES          SECURITIES
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        14,020    $        38,171     $       16,729     $       58,338
                                                       =================  =================   =================  =================
     Investment at market                               $        15,453    $        36,637     $       20,273     $       74,688
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            15,453             36,637             20,273             74,688
LIABILITIES
     Accrued expenses                                                18                 42                 24                 87
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        15,435    $        36,595     $       20,249     $       74,601
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   15,732             43,350             16,332             66,730
                                                       =================  =================   =================  =================
Unit value                                              $      0.981165    $      0.844187     $     1.239823     $     1.117962
                                                       =================  =================   =================  =================

                                                          TEMPLETON         SCUDDER VIT
                                                            GROWTH         EAFE(R) EQUITY        SCUDDER VIT
                                                          SECURITIES           INDEX          EQUITY 500 INDEX      TECHNOLOGY
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        32,163    $        19,237     $       19,950     $        8,796
                                                       =================  =================   =================  =================
     Investment at market                               $        43,480    $        22,418     $       22,253     $        8,035
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            43,480             22,418             22,253              8,035
LIABILITIES
     Accrued expenses                                                51                 26                 26                  9
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        43,429    $        22,392     $       22,227     $        8,026
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   36,829             21,116             19,801             12,642
                                                       =================  =================   =================  =================
Unit value                                              $      1.179229    $      1.060456     $     1.122531     $     0.634813
                                                       =================  =================   =================  =================

                        See Notes to Financial Statements
                                      SA-3


                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                            WANGER                              WANGER U.S.
                                                         INTERNATIONAL         WANGER             SMALLER
                                                           SMALL CAP           SELECT            COMPANIES
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        15,840    $        27,398     $       30,753
                                                       =================  =================   =================
     Investment at market                               $        25,722    $        41,285     $       44,026
                                                       -----------------  -----------------   -----------------
         Total assets                                            25,722             41,285             44,026
LIABILITIES
     Accrued expenses                                                29                 48                 51
                                                       -----------------  -----------------   -----------------
NET ASSETS                                              $        25,693    $        41,237     $       43,975
                                                       =================  =================   =================
Accumulation units outstanding                                   18,889             27,655             32,239
                                                       =================  =================   =================
Unit value                                              $      1.360128    $      1.491141     $     1.364004
                                                       =================  =================   =================

                        See Notes to Financial Statements
                                      SA-4

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                           PHOENIX-                           PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                           ABERDEEN         PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                         INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(1)         SUBACCOUNT
                                                       -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                      $           271    $           107    $             -    $           251
Expenses
     Mortality and expense fees                                     105              1,529                 99                241
     Indexing (gain) loss                                             3                 23                  1                  4
                                                       -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                        163             (1,445)              (100)                 6
                                                       -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      4                (53)                (3)                48
Net realized gain distribution from Fund                              -                  -                114                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                1,751              4,157               (225)             1,291
                                                       -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     1,755              4,104               (114)             1,339
Net increase (decrease) in net assets resulting from
     operations                                         $         1,918    $         2,659    $          (214)   $         1,345
                                                       =================  =================  =================  =================

                                                                                                 PHOENIX-            PHOENIX-
                                                        PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                          PHELPS REAL         ENGEMANN          GROWTH AND          SMALL-CAP
                                                       ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                      $           696              $ 174              $ 524                $ -
Expenses
     Mortality and expense fees                                     397                207                585                257
     Indexing (gain) loss                                            16                  4                 10                  6
                                                       -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                        283                (37)               (71)              (263)
                                                       -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    249                  3                 38                110
Net realized gain distribution from Fund                          2,677                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                5,201              1,011              3,899              1,659
                                                       -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     8,127              1,014              3,937              1,769
Net increase (decrease) in net assets resulting from
     operations                                         $         8,410    $           977    $         3,866    $         1,506
                                                       =================  =================  =================  =================

                                                           PHOENIX-                                                  PHOENIX-
                                                           ENGEMANN           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                          STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                          ALLOCATION           EQUITY            MARKET               INCOME
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                      $         1,405    $           671    $           323    $        12,133
Expenses
     Mortality and expense fees                                     754              1,065                577              2,732
     Indexing (gain) loss                                            10                 20                  4                 27
                                                       -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                        641               (414)              (258)             9,374
                                                       -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    109                  2                  -                (57)
Net realized gain distribution from Fund                          1,387                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                1,021              8,873                  -              1,175
                                                       -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     2,517              8,875                  -              1,118
Net increase (decrease) in net assets resulting from
     operations                                         $         3,158    $         8,461    $          (258)   $        10,492
                                                       =================  =================  =================  =================

                        See Notes to Financial Statements
                                      SA-5

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)


                                                                             PHOENIX-LORD      PHOENIX-LORD         PHOENIX-LORD
                                                         PHOENIX-KAYNE       ABBETT BOND-    ABBETT LARGE-CAP      ABBETT MID-CAP
                                                       RISING DIVIDENDS       DEBENTURE            VALUE                VALUE
                                                          SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT           SUBACCOUNT
                                                       -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                      $            61    $           591    $           242    $            62
Expenses
     Mortality and expense fees                                      61                158                418                166
     Indexing (gain) loss                                             1                  2                 16                  4
                                                       -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         (1)               431               (192)              (108)
                                                       -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      1                  1                  5                  -
Net realized gain distribution from Fund                              -                157                138                 84
Net change in unrealized appreciation (depreciation)
     on investment                                                  162                 55              3,134              2,565
                                                       -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                       163                213              3,277              2,649
Net increase (decrease) in net assets resulting from
     operations                                         $           162    $           644    $         3,085    $         2,541
                                                       =================  =================  =================  =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           PHOENIX-           NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                        NORTHERN DOW 30        INDEX(R)           CAP VALUE          CAP VALUE
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                      $         1,515    $           119    $           101    $             -
Expenses
     Mortality and expense fees                                   1,193                267                785                344
     Indexing (gain) loss                                            16                  7                 19                  9
                                                       -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                        306               (155)              (703)              (353)
                                                       -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   (150)               (14)                12                  9
Net realized gain distribution from Fund                              -                  -              4,694              2,268
Net change in unrealized appreciation (depreciation)
     on investment                                                1,763              1,316              6,451              2,956
                                                       -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     1,613              1,302             11,157              5,233
Net increase (decrease) in net assets resulting from
     operations                                         $         1,919    $         1,147    $        10,454    $         4,880
                                                       =================  =================  =================  =================

                                                        PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                        MID-CAP GROWTH     STRATEGIC THEME     APPRECIATION        CORE EQUITY
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(2)
                                                       -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                      $             -    $             -    $             -    $            46
Expenses
     Mortality and expense fees                                     405                174                 33                 33
     Indexing (gain) loss                                             8                  3                  1                  1
                                                       -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       (413)              (177)               (34)                12
                                                       -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    118                 31                  -                  -
Net realized gain distribution from Fund                              -                  -                  -              1,359
Net change in unrealized appreciation (depreciation)
     on investment                                                1,830                652                157               (792)
                                                       -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     1,948                683                157                567
Net increase (decrease) in net assets resulting from
     operations                                         $         1,535    $           506    $           123    $           579
                                                       =================  =================  =================  =================

                        See Notes to Financial Statements
                                      SA-6

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)

                                                                            FEDERATED FUND     FEDERATED HIGH
                                                                                FOR U.S.         INCOME BOND
                                                       AIM V.I. PREMIER       GOVERNMENT          FUND II --
                                                            EQUITY           SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)
                                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                      $            93    $         8,126    $         3,431    $            33
Expenses
     Mortality and expense fees                                     269              2,562                731                189
     Indexing (gain) loss                                             4                 21                  8                  4
                                                       -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       (180)             5,543              2,692               (160)
                                                       -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (14)                17                  -                 14
Net realized gain distribution from Fund                              -                949                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                  982             (2,613)             1,972              1,963
                                                       -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                       968             (1,647)             1,972              1,977
Net increase (decrease) in net assets resulting from
     operations                                         $           788     $        3,896     $        4,664     $        1,817
                                                       =================  =================  =================  =================

                                                                                                                    TEMPLETON
                                                          VIP GROWTH                            MUTUAL SHARES        FOREIGN
                                                         OPPORTUNITIES        VIP GROWTH         SECURITIES         SECURITIES
                                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                      $            68    $            55    $           142    $           711
Expenses
     Mortality and expense fees                                     204                486                259                938
     Indexing (gain) loss                                             3                  8                  5                 22
                                                       -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       (139)              (439)              (122)              (249)
                                                       -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      2                 76                 28                 62
Net realized gain distribution from Fund                              -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                  950                931              2,109             10,963
                                                       -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                       952              1,007              2,137             11,025
Net increase (decrease) in net assets resulting from
     operations                                         $           813    $           568    $         2,015    $        10,776
                                                       =================  =================  =================  =================


                                                           TEMPLETON         SCUDDER VIT
                                                            GROWTH          EAFE(R) EQUITY      SCUDDER VIT
                                                           SECURITIES           INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                      $           401    $           473    $           227    $             -
Expenses
     Mortality and expense fees                                     497                268                283                107
     Indexing (gain) loss                                            11                  7                  5                  1
                                                       -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       (107)               198                (61)              (108)
                                                       -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     86                 17                  5                (16)
Net realized gain distribution from Fund                              -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                5,285              2,808              1,664               (125)
                                                       -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     5,371              2,825              1,669               (141)
Net increase (decrease) in net assets resulting from
     operations                                         $         5,264    $         3,023    $         1,608    $          (249)
                                                       =================  =================  =================  =================

                        See Notes to Financial Statements
                                      SA-7

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)


                                                            WANGER                             WANGER U.S.
                                                         INTERNATIONAL                           SMALLER
                                                           SMALL CAP         WANGER SELECT      COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                       -----------------  -----------------  -----------------
Investment income
     Distributions                                      $           150    $            -     $             -
Expenses
     Mortality and expense fees                                     307                516                543
     Indexing (gain) loss                                             9                 13                 14
                                                       -----------------  -----------------  -----------------
Net investment income (loss)                                       (166)              (529)              (557)
                                                       -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     40                126                 81
Net realized gain distribution from Fund                              -                 35                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                5,818              6,550              6,751
                                                       -----------------  -----------------  -----------------
Net gain (loss) on investment                                     5,858              6,711              6,832
Net increase (decrease) in net assets resulting from
     operations                                         $         5,692    $         6,182    $         6,275
                                                       =================  =================  =================

























Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception January 7, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements
                                      SA-8

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                        PHOENIX-                           PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                        ABERDEEN         PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                      INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $           163    $        (1,445)   $          (100)   $             6
         Net realized gain (loss)                                  4                (53)               111                 48
         Net change in unrealized appreciation
            (depreciation) on investment                       1,751              4,157               (225)             1,291
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                          1,918              2,659               (214)             1,345
                                                    -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -              2,567                  -                  -
         Participant transfers                                 5,377(c)          18,640              7,600              1,312
         Participant withdrawals                                  (4)               (24)                 -             (1,625)
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions            5,373             21,183              7,600               (313)
                                                    -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        7,291             23,842              7,386              1,032
NET ASSETS
     Beginning of period                                       5,731             91,089                  -             16,661
                                                    -----------------  -----------------  -----------------  -----------------
     End of period                                   $        13,022    $       114,931    $         7,386    $        17,693
                                                    =================  =================  =================  =================

                                                                                              PHOENIX-            PHOENIX-
                                                     PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                      PHELPS REAL          ENGEMANN          GROWTH AND          SMALL-CAP
                                                    ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $           283    $           (37)   $           (71)   $          (263)
         Net realized gain (loss)                              2,926                  3                 38                110
         Net change in unrealized appreciation
            (depreciation) on investment                       5,201              1,011              3,899              1,659
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                          8,410                977              3,866              1,506
                                                    -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -                  -                  -
         Participant transfers                                  (859)             9,661              4,312 (b)              -
         Participant withdrawals                                (461)                 -               (605)                (8)
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           (1,320)             9,661              3,707                 (8)
                                                    -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        7,090             10,638              7,573              1,498
NET ASSETS
     Beginning of period                                      26,204             10,570             40,272             18,467
                                                    -----------------  -----------------  -----------------  -----------------
     End of period                                   $        33,294    $        21,208    $        47,845    $        19,965
                                                    =================  =================  =================  =================


                        See Notes to Financial Statements
                                      SA-9

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)


                                                        PHOENIX-                                                  PHOENIX-
                                                        ENGEMANN            PHOENIX-           PHOENIX-        GOODWIN MULTI-
                                                       STRATEGIC        ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED
                                                       ALLOCATION           EQUITY              MARKET             INCOME
                                                       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $           641    $          (414)   $          (258)   $         9,374
         Net realized gain (loss)                              1,496                  2                  -                (57)
         Net change in unrealized appreciation
            (depreciation) on investment                       1,021              8,873                  -              1,175
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                          3,158              8,461               (258)            10,492
                                                    -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -              6,440                  -              5,661
         Participant transfers                                   243              4,196              1,035             54,609 (a)
         Participant withdrawals                              (1,604)            (3,863)               (29)           (15,160)
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           (1,361)             6,773              1,006             45,110
                                                    -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        1,797             15,234                748             55,602
NET ASSETS
     Beginning of period                                      53,361             69,212             37,822            153,550
                                                    -----------------  -----------------  -----------------  -----------------
     End of period                                   $        55,158    $        84,446    $        38,570    $       209,152
                                                    =================  =================  =================  =================

                                                                          PHOENIX-LORD      PHOENIX-LORD         PHOENIX-LORD
                                                      PHOENIX-KAYNE       ABBETT BOND-    ABBETT LARGE-CAP      ABBETT MID-CAP
                                                    RISING DIVIDENDS       DEBENTURE           VALUE                VALUE
                                                       SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT           SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $            (1)   $           431    $          (192)   $          (108)
         Net realized gain (loss)                                  1                158                143                 84
         Net change in unrealized appreciation
            (depreciation) on investment                         162                 55              3,134              2,565
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                            162                644              3,085              2,541
                                                    -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -                  -                  -
         Participant transfers                                     -             11,402             19,003              9,100
         Participant withdrawals                                  (3)                 -                  -                 (6)
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               (3)            11,402             19,003              9,094
                                                    -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          159             12,046             22,088             11,635
NET ASSETS
     Beginning of period                                       4,299                  -             11,415              2,840
                                                    -----------------  -----------------  -----------------  -----------------
     End of period                                   $         4,458    $        12,046    $        33,503    $        14,475
                                                    =================  =================  =================  =================


                        See Notes to Financial Statements
                                      SA-10

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)

                                                                            PHOENIX-
                                                                            NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                        PHOENIX-           NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                     NORTHERN DOW 30        INDEX(R)           CAP VALUE          CAP VALUE
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $           306    $          (155)   $          (703)   $          (353)
         Net realized gain (loss)                               (150)               (14)             4,706              2,277
         Net change in unrealized appreciation
            (depreciation) on investment                       1,763              1,316              6,451              2,956
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                          1,919              1,147             10,454              4,880
                                                    -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -              9,660                  -
         Participant transfers                                54,043             10,002                  -                  -
         Participant withdrawals                              (2,646)                 -                  -                 (4)
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           51,397             10,002              9,660                 (4)
                                                    -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       53,316             11,149             20,114              4,876
NET ASSETS
     Beginning of period                                      40,054             10,360             48,977             23,289
                                                    -----------------  -----------------  -----------------  -----------------
     End of period                                   $        93,370    $        21,509    $        69,091    $        28,165
                                                    =================  =================  =================  =================

                                                     PHOENIX-SENECA      PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                     MID-CAP GROWTH      STRATEGIC THEME     APPRECIATION       CORE EQUITY
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (413)   $          (177)   $           (34)   $            12
         Net realized gain (loss)                                118                 31                  -              1,359
         Net change in unrealized appreciation
            (depreciation) on investment                       1,830                652                157               (792)
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                          1,535                506                123                579
                                                    -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -                  -                  -
         Participant transfers                                     -                195                  -             30,983 (d)
         Participant withdrawals                                (892)              (446)                (3)                 -
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             (892)              (251)                (3)            30,983
                                                    -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          643                255                120             31,562
NET ASSETS
     Beginning of period                                      29,927             13,010              2,409                  -
                                                    -----------------  -----------------  -----------------  -----------------
     End of period                                   $        30,570    $        13,265    $         2,529    $        31,562
                                                    =================  =================  =================  =================


                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)

                                                                         FEDERATED FUND     FEDERATED HIGH
                                                                             FOR U.S.        INCOME BOND
                                                    AIM V.I. PREMIER       GOVERNMENT         FUND II --
                                                         EQUITY           SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (180)   $         5,543    $         2,692    $          (160)
         Net realized gain (loss)                                (14)               966                  -                 14
         Net change in unrealized appreciation
            (depreciation) on investment                         982             (2,613)             1,972              1,963
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                            788              3,896              4,664              1,817
                                                    -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                  2,567              3,850              6,440                  -
         Participant transfers                                  (668)               211              1,499              1,024
         Participant withdrawals                                 (12)            (1,889)                 -                 (5)
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions            1,887              2,172              7,939              1,019
                                                    -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        2,675              6,068             12,603              2,836
NET ASSETS
     Beginning of period                                      17,977            178,797             47,017             12,341
                                                    -----------------  -----------------  -----------------  -----------------
     End of period                                   $        20,652    $       184,865    $        59,620    $        15,177
                                                    =================  =================  =================  =================

                                                                                                                 TEMPLETON
                                                       VIP GROWTH                           MUTUAL SHARES         FOREIGN
                                                      OPPORTUNITIES        VIP GROWTH        SECURITIES          SECURITIES
                                                       SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (139)   $          (439)   $          (122)   $          (249)
         Net realized gain (loss)                                  2                 76                 28                 62
         Net change in unrealized appreciation
            (depreciation) on investment                         950                931              2,109             10,963
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                            813                568              2,015             10,776
                                                    -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -              2,567                  -              2,567
         Participant transfers                                     -               (543)             1,163             (2,446)
         Participant withdrawals                                   -               (460)              (458)               (21)
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions                -              1,564                705                100
                                                    -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          813              2,132              2,720             10,876
NET ASSETS
     Beginning of period                                      14,622             34,463             17,529             63,725
                                                    -----------------  -----------------  -----------------  -----------------
     End of period                                   $        15,435    $        36,595    $        20,249    $        74,601
                                                    =================  =================  =================  =================


                        See Notes to Financial Statements
                                      SA-12

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)

                                                        TEMPLETON         SCUDDER VIT
                                                          GROWTH         EAFE(R) EQUITY      SCUDDER VIT
                                                        SECURITIES           INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (107)   $           198    $           (61)   $          (108)
         Net realized gain (loss)                                 86                 17                  5                (16)
         Net change in unrealized appreciation
            (depreciation) on investment                       5,285              2,808              1,664               (125)
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                          5,264              3,023              1,608               (249)
                                                    -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -                  -                  -
         Participant transfers                                 5,145              6,657             10,000                  -
         Participant withdrawals                                   -               (563)                 -                  -
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions            5,145              6,094             10,000                  -
                                                    -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       10,409              9,117             11,608               (249)
NET ASSETS
     Beginning of period                                      33,020             13,275             10,619              8,275
                                                    -----------------  -----------------  -----------------  -----------------
     End of period                                   $        43,429    $        22,392    $        22,227    $         8,026
                                                    =================  =================  =================  =================

                                                         WANGER                              WANGER U.S.
                                                      INTERNATIONAL                            SMALLER
                                                        SMALL CAP         WANGER SELECT       COMPANIES
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (166)   $          (529)   $          (557)
         Net realized gain (loss)                                 40                161                 81
         Net change in unrealized appreciation
            (depreciation) on investment                       5,818              6,550              6,751
                                                    -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                          5,692              6,182              6,275
                                                    -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -                  -
         Participant transfers                                     -                  -              1,249
         Participant withdrawals                                  (8)                (5)              (462)
                                                    -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               (8)                (5)               787
                                                    -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        5,684              6,177              7,062
NET ASSETS
     Beginning of period                                      20,009             35,060             36,913
                                                    -----------------  -----------------  -----------------
     End of period                                   $        25,693    $        41,237    $        43,975
                                                    =================  =================  =================


Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception January 7, 2004 to December 31, 2004.
(2) From inception December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(d) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                PHOENIX-ALLIANCE/   PHOENIX-DUFF &
                                                          PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          PHELPS REAL
                                                           INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX    ESTATE SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            (59)  $           (350)  $            (44)  $            443
     Net realized gain (loss)                                        1,800                (19)               (83)               814
     Net change in unrealized appreciation (depreciation)
         on investments                                              1,618              6,230              3,233              5,928
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               3,359              5,861              3,106              7,185
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -                  -                  -                  -
     Participant transfers                                           2,372 +                -              1,335             (3,990)
     Participant withdrawals                                             -                  -             (1,001)            (3,693)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               2,372                  -                334             (7,683)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           5,731              5,861              3,440               (498)
NET ASSETS
     Beginning of period                                                 -             22,203             13,221             26,702
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $          5,731   $         28,064   $         16,661   $         26,204
                                                          =================  =================  =================  =================


                                                          PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                               CAPITAL       SMALL & MID-CAP         MONEY            MULTI-SECTOR
                                                               GROWTH             GROWTH             MARKET           FIXED INCOME
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (114)  $           (221)  $         (1,010)  $          4,668
     Net realized gain (loss)                                           (8)                57                  -                (24)
     Net change in unrealized appreciation (depreciation)
         on investments                                              2,015              5,841                  -              6,917
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               1,893              5,677             (1,010)            11,561
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            1,440                  -              5,500              4,532
     Participant transfers                                              (1)                 1            (30,998)           100,759
     Participant withdrawals                                             -                 (8)          (658,286)              (328)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               1,439                 (7)          (683,784)           104,963
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           3,332              5,670           (684,794)           116,524
NET ASSETS
     Beginning of period                                             7,238             12,797            722,616             37,026
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         10,570   $         18,467   $         37,822   $        153,550
                                                          =================  =================  =================  =================




                       See Notes to Financial Statements
                                      SA-14

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                            PHOENIX-JANUS      PHOENIX-KAYNE      PHOENIX-LORD        PHOENIX-LORD
                                                               FLEXIBLE           RISING        ABBETT LARGE-CAP     ABBETT MID-CAP
                                                                INCOME           DIVIDENDS           VALUE               VALUE
                                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(2)        SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            900   $              2   $            (23)  $            (14)
     Net realized gain (loss)                                          878                 29                 25                 15
     Net change in unrealized appreciation (depreciation)
         on investments                                                247                325              1,414                477
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               2,025                356              1,416                478
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -              2,111              9,999                  -
     Participant transfers                                             687                  -                  -              1,375
     Participant withdrawals                                          (331)                 -                  -                 (3)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                 356              2,111              9,999              1,372
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           2,381              2,467             11,415              1,850
NET ASSETS
     Beginning of period                                            41,680              1,832                  -                990
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         44,061   $          4,299   $         11,415   $          2,840
                                                          =================  =================  =================  =================


                                                            PHOENIX-MFS
                                                             INVESTORS         PHOENIX-MFS
                                                               GROWTH           INVESTORS          PHOENIX-MFS     PHOENIX-NORTHERN
                                                               STOCK              TRUST               VALUE             DOW 30
                                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (1,015)  $            (35)  $             (1)  $            85
     Net realized gain (loss)                                           85                (23)                 -                 8
     Net change in unrealized appreciation (depreciation)
         on investments                                             16,396                838                  -             6,608
                                                          -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) resulting from operations              15,466                780                 (1)            6,701
                                                          -----------------  -----------------  -----------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            2,200                  -                 11                 -
     Participant transfers                                          49,120 ++              84                  1             9,999
     Participant withdrawals                                        (2,258)              (299)               (11)                -
                                                          -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              49,062               (215)                 1             9,999
                                                          -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in net assets                          64,528                565                  -            16,700
NET ASSETS
     Beginning of period                                            26,561              4,054                  -            23,354
                                                          -----------------  -----------------  -----------------  ----------------
     End of period                                        $         91,089   $          4,619   $              -   $        40,054
                                                          =================  =================  =================  ================




                       See Notes to Financial Statements
                                      SA-15

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                          PHOENIX-NORTHERN   PHOENIX-OAKHURST   PHOENIX-OAKHURST   PHOENIX-OAKHURST
                                                             NASDAQ-100         GROWTH AND         STRATEGIC             VALUE
                                                              INDEX(R)            INCOME           ALLOCATION           EQUITY
                                                            SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            (20)  $            (99)  $            590   $           (298)
     Net realized gain (loss)                                            -                  5               (190)              (418)
     Net change in unrealized appreciation (depreciation)
         on investments                                                380              8,347              7,726             12,869
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                 360              8,253              8,126             12,153
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -                  -                  -                960
     Participant transfers                                          10,000               (156)               466              1,643
     Participant withdrawals                                             -               (306)            (4,315)            (3,842)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              10,000               (462)            (3,849)            (1,239)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          10,360              7,791              4,277             10,914
NET ASSETS
     Beginning of period                                                 -             32,481             49,084             58,298
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         10,360   $         40,272   $         53,361   $         69,212
                                                          =================  =================  =================  =================


                                                           PHOENIX-SANFORD    PHOENIX-SANFORD    PHOENIX-SANFORD
                                                              BERNSTEIN          BERNSTEIN          BERNSTEIN       PHOENIX-SENECA
                                                               GLOBAL             MID-CAP           SMALL-CAP           MID-CAP
                                                               VALUE               VALUE              VALUE             GROWTH
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $              2   $           (416)  $           (269)  $           (312)
     Net realized gain (loss)                                            6              1,466                401                (35)
     Net change in unrealized appreciation (depreciation)
         on investments                                              1,234             11,208              6,740              5,180
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               1,242             12,258              6,872              4,833
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -              1,440                  -                  -
     Participant transfers                                              (3)             9,999                 (1)            10,001
     Participant withdrawals                                             -                  -                 (3)                 -
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                  (3)            11,439                 (4)            10,001
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           1,239             23,697              6,868             14,834
NET ASSETS
     Beginning of period                                             4,019             25,280             16,421             15,093
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $          5,258   $         48,977   $         23,289   $         29,927
                                                          =================  =================  =================  =================




                       See Notes to Financial Statements
                                      SA-16

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                                                    FEDERATED FUND
                                                           PHOENIX-SENECA        AIM V.I.           AIM V.I.           FOR U.S.
                                                             STRATEGIC           CAPITAL            PREMIER           GOVERNMENT
                                                               THEME           APPRECIATION          EQUITY          SECURITIES II
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (165)  $            (30)  $           (175)  $          5,050
     Net realized gain (loss)                                           45                 (4)                 -              8,398
     Net change in unrealized appreciation (depreciation)
         on investments                                              3,601                558              3,801            (12,673)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               3,481                524              3,626                775
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -                  -              2,200              3,300
     Participant transfers                                            (419)                (1)              (753)           (41,819)
     Participant withdrawals                                          (306)                (3)            (2,179)          (160,673)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                (725)                (4)              (732)          (199,192)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           2,756                520              2,894           (198,417)
NET ASSETS
     Beginning of period                                            10,254              1,889             15,083            377,214
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         13,010   $          2,409   $         17,977   $        178,797
                                                          =================  =================  =================  =================


                                                            FEDERATED HIGH
                                                             INCOME BOND
                                                              FUND II --
                                                               PRIMARY             VIP             VIP GROWTH            VIP
                                                               SHARES          CONTRAFUND(R)      OPPORTUNITIES         GROWTH
                                                              SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          2,365   $           (113)  $           (105)  $           (376)
     Net realized gain (loss)                                            2                  8                  6                310
     Net change in unrealized appreciation (depreciation)
         on investments                                              5,388              2,639              3,283              8,518
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               7,755              2,534              3,184              8,452
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              960                  -                  -              2,200
     Participant transfers                                           1,500              1,183                  -             (1,523)
     Participant withdrawals                                             -                 (3)                 -               (308)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               2,460              1,180                  -                369
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          10,215              3,714              3,184              8,821
NET ASSETS
     Beginning of period                                            36,802              8,627             11,438             25,642
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         47,017   $         12,341   $         14,622   $         34,463
                                                          =================  =================  =================  =================




                        See Notes to Financial Statements
                                      SA-17

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                TEMPLETON          TEMPLETON         SCUDDER VIT
                                                             MUTUAL SHARES       FOREIGN             GROWTH         EAFE(R) EQUITY
                                                              SECURITIES        SECURITIES         SECURITIES           INDEX
                                                              SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            (59)  $            (66)  $             37   $            209
     Net realized gain (loss)                                           (2)             1,649                 45              3,581
     Net change in unrealized appreciation (depreciation)
         on investments                                              3,282             13,845              7,648              2,842
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               3,221             15,428              7,730              6,632
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -              2,200                  -                  -
     Participant transfers                                           1,439             14,247               (238)            (3,475)
     Participant withdrawals                                          (309)            (2,353)                 -                  -
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               1,130             14,094               (238)            (3,475)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           4,351             29,522              7,492              3,157
NET ASSETS
     Beginning of period                                            13,178             34,203             25,528             10,118
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         17,529   $         63,725   $         33,020   $         13,275
                                                          =================  =================  =================  =================


                                                            SCUDDER VIT                              WANGER
                                                             EQUITY 500                           INTERNATIONAL          WANGER
                                                               INDEX            TECHNOLOGY          SMALL CAP            TWENTY
                                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            (21)  $           (100)  $           (202)  $           (446)
     Net realized gain (loss)                                            -                (25)                 7                 43
     Net change in unrealized appreciation (depreciation)
         on investments                                                639              2,721              6,572              8,264
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                 618              2,596              6,377              7,861
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -                  -                  -                  -
     Participant transfers                                          10,001                  -                  1                  1
     Participant withdrawals                                             -                  -                 (6)                (4)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              10,001                  -                 (5)                (3)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          10,619              2,596              6,372              7,858
NET ASSETS

     Beginning of period                                                 -              5,679             13,637             27,202
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         10,619   $          8,275   $         20,009   $         35,060
                                                          =================  =================  =================  =================




                        See Notes to Financial Statements
                                      SA-18

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                              WANGER U.S.
                                                               SMALLER
                                                              COMPANIES
                                                              SUBACCOUNT
                                                          -----------------
FROM OPERATIONS
     Net investment income (loss)                          $          (443)
     Net realized gain (loss)                                           50
     Net change in unrealized appreciation (depreciation
         on investments                                             11,149
                                                          -----------------
     Net increase (decrease) resulting from operations              10,756
                                                          -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -
     Participant transfers                                             686
     Participant withdrawals                                          (306)
                                                          -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                 380
                                                          -----------------
     Net increase (decrease) in net assets                          11,136
NET ASSETS
     Beginning of period                                            25,777
                                                          -----------------
     End of period                                         $        36,913
                                                          =================















+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 2, 2003 to December 31, 2003.
(2) From inception July 22, 2003 to December 31, 2003.
(3) From inception November 10, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The Phoenix Life Variable Accumulation Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Retirement Planner's Edge (the "Product"). These financial statements are presented for the Product.

    The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

    The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     Series Name                                             Investment Objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather
(formerly, Phoenix-MFS Investors Growth Stock Series)   than current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit changes
Phoenix-Goodwin Multi-Sector Short Term Bond Series     in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued
                                                        with current income as a secondary investment objective
------------------------------------------------------------------------------------------------------------------------

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     Series Name                                             Investment Objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt instrument.
                                                        The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current
                                                        benchmark is 150% of the performance of the S&P 500(R)
                                                        Index (the "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the
                                                        Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                            RETIREMENT PLANNER'S EDGE
                       LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                             $            5,648                   $            104
      Phoenix-AIM Growth Series                                                     22,201                              2,441
      Phoenix-Alger Small-Cap Growth Series                                          7,715                                 92
      Phoenix-Alliance/Bernstein Enhanced Index Series                               1,595                              1,901
      Phoenix-Duff & Phelps Real Estate Securities Series                            4,675                              3,029
      Phoenix-Engemann Capital Growth Series                                         9,834                                198
      Phoenix-Engemann Growth and Income Series                                      4,941                              1,299
      Phoenix-Engemann Small-Cap Growth Series                                           -                                271
      Phoenix-Engemann Strategic Allocation Series                                   3,035                              2,369
      Phoenix-Engemann Value Equity Series                                          11,437                              5,064
      Phoenix-Goodwin Money Market Series                                            6,788                              6,043
      Phoenix-Goodwin Multi-Sector Fixed Income Series                              73,075                             18,537
      Phoenix-Kayne Rising Dividends Series                                             61                                 63
      Phoenix-Lord Abbett Bond-Debenture Series                                     12,149                                145
      Phoenix-Lord Abbett Large-Cap Value Series                                    19,383                                410
      Phoenix-Lord Abbett Mid-Cap Value Series                                       9,247                                163
      Phoenix-Northern Dow 30 Series                                                55,558                              3,795
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   10,120                                261
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                14,454                                783
      Phoenix-Sanford Bernstein Small-Cap Value Series                               2,268                                352
      Phoenix-Seneca Mid-Cap Growth Series                                               -                              1,306
      Phoenix-Seneca Strategic Theme Series                                            192                                620

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                $                -                   $             37
      AIM V.I. Mid-Cap Core Equity Fund                                             32,388                                  1
      AIM V.I. Premier Equity Fund                                                   3,030                              1,321

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                              13,234                              4,576
      Federated High Income Bond Fund II -- Primary Shares                          11,370                                728

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                    1,534                                673
      VIP Growth Opportunities Portfolio                                                68                                207
      VIP Growth Portfolio                                                           3,557                              2,433

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                  1,641                              1,056
      Templeton Foreign Securities Fund                                              3,278                              3,419
      Templeton Growth Securities Fund                                               5,840                                792

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                          7,131                                829
      Scudder VIT Equity 500 Index Fund                                             10,227                                275

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                               -                                109

WANGER ADVISORS TRUST
---------------------
      Wanger International Small Cap                                                   149                                319
      Wanger Select                                                                     35                                529
      Wanger U.S. Smaller Companies                                                  1,499                              1,264

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES
     Accumulation units outstanding                                 10,945            5,736                 -                -
     Unit value                                                  $1.189838        $0.999086                 -                -
     Net assets (thousands)                                            $13               $6                 -                -
     Mortality and expense ratio                                     1.40%            1.40%                 -                -
     Investment income ratio                                         3.61%            0.70%                 -                -
     Total return                                                   19.09%           30.02%                 -                -


     PHOENIX-AIM GROWTH SERIES(9)
     Accumulation units outstanding                                152,803          124,433            43,227            4,579
     Unit value                                                  $0.752148        $0.732028         $0.614452        $0.875758
     Net assets (thousands)                                           $115              $91               $27               $4
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         0.10%                -                 -                - *
     Total return                                                    2.75%           19.14%          (29.84%)           15.47%


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(21)
     Accumulation units outstanding                                  4,835                -                 -                -
     Unit value                                                  $1.527419                -                 -                -
     Net assets (thousands)                                             $7                -                 -                -
     Mortality and expense ratio                                     1.40% *              -                 -                -
     Investment income ratio                                             - *              -                 -                -
     Total return                                                  (2.84%)                -                 -                -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(8)
     Accumulation units outstanding                                 18,452           18,817            18,585            4,627
     Unit value                                                  $0.958902        $0.885425         $0.711391        $0.945426
     Net assets (thousands)                                            $18              $17               $13               $4
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         1.46%            1.12%             1.01%            1.55% *
     Total return                                                    8.30%           24.46%          (24.75%)            1.10%


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(12)
     Accumulation units outstanding                                 16,150           16,881            23,452            4,773
     Unit value                                                  $2.061536        $1.552280         $1.138586        $1.030283
     Net assets (thousands)                                            $33              $26               $27               $5
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         2.45%            3.34%             4.69%                - *
     Total return                                                   32.81%           36.33%            10.51%          (0.16%)

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(3)
     Accumulation units outstanding                                 25,497           13,153            11,233            9,592
     Unit value                                                  $0.831754        $0.803617         $0.644337        $0.869128
     Net assets (thousands)                                            $21              $11                $7               $8
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         1.18%            0.09%                 -                - *
     Total return                                                    3.50%           24.72%          (25.86%)         (10.57%)


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(10)
     Accumulation units outstanding                                 48,168           44,165            44,768           31,918
     Unit value                                                  $0.993316        $0.911886         $0.725554        $0.949679
     Net assets (thousands)                                            $48              $40               $32              $30
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         1.25%            1.15%             0.83%            2.44% *
     Total return                                                    8.93%           25.68%          (23.60%)            6.32%


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(9)
     Accumulation units outstanding                                 20,547           20,556            20,565            4,872
     Unit value                                                  $0.971670        $0.898367         $0.622251        $0.886437
     Net assets (thousands)                                            $20              $18               $13               $4
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                    8.16%           44.37%          (29.80%)           34.63%


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(5)
     Accumulation units outstanding                                 50,325           51,585            56,085            2,997
     Unit value                                                  $1.096032        $1.034427         $0.875181        $1.003840
     Net assets (thousands)                                            $55              $53               $49               $3
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         2.61%            2.64%             2.79%            3.11% *
     Total return                                                    5.96%           18.20%          (12.82%)            0.27%


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(1)
     Accumulation units outstanding                                 94,849           86,550            89,043           35,872
     Unit value                                                  $0.890324        $0.799683         $0.654720        $0.850593
     Net assets (thousands)                                            $84              $69               $58              $31
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         0.88%            0.93%             1.08%            1.16% *
     Total return                                                   11.33%           22.14%          (23.03%)         (14.94%)

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(4)
     Accumulation units outstanding                                 38,818           37,830           717,530        4,139,350
     Unit value                                                  $0.993600        $0.999781         $1.007089        $1.007089
     Net assets (thousands)                                            $39              $38              $723           $4,169
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         0.78%            0.81%             1.48%            2.26% *
     Total return                                                  (0.62%)          (0.73%)             0.00%            0.09%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(3)
     Accumulation units outstanding                                158,654          122,698            33,425            7,782
     Unit value                                                  $1.318291        $1.251442         $1.107736        $1.021343
     Net assets (thousands)                                           $209             $154               $37               $8
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         6.22%            7.65%             7.40%           12.60% *
     Total return                                                    5.34%           12.97%             8.46%            0.24%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(17)
     Accumulation units outstanding                                  3,810            3,813             1,908                -
     Unit value                                                  $1.170251        $1.127590         $0.960232                -
     Net assets (thousands)                                             $4               $4                $2                -
     Mortality and expense ratio                                     1.40%            1.40%             1.40% *              -
     Investment income ratio                                         1.40%            1.11%             0.38% *              -
     Total return                                                    3.78%           17.43%           (2.77%)                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(21)
     Accumulation units outstanding                                  9,174                -                 -                -
     Unit value                                                  $1.313138                -                 -                -
     Net assets (thousands)                                            $12                -                 -                -
     Mortality and expense ratio                                     1.40% *              -                 -                -
     Investment income ratio                                         5.24% *              -                 -                -
     Total return                                                    5.66%                -                 -                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(19)
     Accumulation units outstanding                                 23,798            9,006                 -                -
     Unit value                                                  $1.407826        $1.267489                 -                -
     Net assets (thousands)                                            $34              $11                 -                -
     Mortality and expense ratio                                     1.40%            1.40% *               -                -
     Investment income ratio                                         0.81%            0.93% *               -                -
     Total return                                                   11.07%           14.15%                 -                -

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(18)
     Accumulation units outstanding                                  9,677            2,325               995                -
     Unit value                                                  $1.495815        $1.221061         $0.994958                -
     Net assets (thousands)                                            $14               $3                $1                -
     Mortality and expense ratio                                     1.40%            1.40%             1.40% *              -
     Investment income ratio                                         0.52%            0.67%             4.41% *              -
     Total return                                                   22.50%           22.72%            (0.97%)               -


     PHOENIX-NORTHERN DOW 30 SERIES(14)
     Accumulation units outstanding                                 91,946           40,708            29,817                -
     Unit value                                                  $1.015481        $0.983942         $0.783257                -
     Net assets (thousands)                                            $93              $40               $23                -
     Mortality and expense ratio                                     1.40%            1.40%             1.40% *              -
     Investment income ratio                                         1.78%            1.75%             1.59% *              -
     Total return                                                    3.21%           25.62%           (16.29%)               -


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(20)
     Accumulation units outstanding                                 23,472           12,266                 -                -
     Unit value                                                  $0.916396        $0.844612                 -                -
     Net assets (thousands)                                            $22              $10                 -                -
     Mortality and expense ratio                                     1.40%            1.40% *               -                -
     Investment income ratio                                         0.62%                - *               -                -
     Total return                                                    8.50%            3.60%                 -                -


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                 37,638           31,677            22,727            7,181
     Unit value                                                  $1.835645        $1.546170         $1.112333        $1.233610
     Net assets (thousands)                                            $69              $49               $25               $9
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         0.18%            0.22%             1.27%            2.05% *
     Total return                                                   18.72%           39.00%           (9.83%)           23.36%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(16)
     Accumulation units outstanding                                 17,225           17,228            17,231                -
     Unit value                                                  $1.635147        $1.351839         $0.953016                -
     Net assets (thousands)                                            $28              $23               $16                -
     Mortality and expense ratio                                     1.40%            1.40%             1.40% *              -
     Investment income ratio                                             -                -             1.45% *              -
     Total return                                                   20.96%           41.85%           (20.9%)                -

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                 41,954           43,217            27,688           16,478
     Unit value                                                  $0.728669        $0.692461         $0.545108        $0.819054
     Net assets (thousands)                                            $31              $30               $15              $13
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                    5.23%           27.03%          (33.45%)         (18.09%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(12)
     Accumulation units outstanding                                 17,867           18,216            19,432            5,918
     Unit value                                                  $0.742477        $0.714193         $0.527695        $0.823145
     Net assets (thousands)                                            $13              $13               $10               $5
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                    3.96%           35.34%          (35.89%)          (1.09%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(11)
     Accumulation units outstanding                                  2,732            2,736             2,740            2,745
     Unit value                                                  $0.925777        $0.880574         $0.689517        $0.924490
     Net assets (thousands)                                             $3               $2                $2               $3
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                    5.13%           27.71%          (25.42%)            3.21%


     AIM V.I. MID-CAP CORE EQUITY FUND(22)
     Accumulation units outstanding                                 31,054                -                 -                -
     Unit value                                                  $1.016354                -                 -                -
     Net assets (thousands)                                            $32                -                 -                -
     Mortality and expense ratio                                     1.40% *              -                 -                -
     Investment income ratio                                         1.93% *              -                 -                -
     Total return                                                    1.87%                -                 -                -


     AIM V.I. PREMIER EQUITY FUND(8)
     Accumulation units outstanding                                 24,898           22,605            23,389            4,831
     Unit value                                                  $0.829460        $0.795340         $0.644885        $0.937827
     Net assets (thousands)                                            $21              $18               $15               $5
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         0.48%            0.31%             0.43%            0.66% *
     Total return                                                    4.29%           23.33%          (31.24%)            1.65%

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
     Accumulation units outstanding                                160,849          158,928           338,425          111,080
     Unit value                                                  $1.149312        $1.125016         $1.114617        $1.036659
     Net assets (thousands)                                           $185             $179              $377             $115
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         4.44%            3.65%             2.62%            1.72% *
     Total return                                                    2.16%            0.93%             7.52%            3.67%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(13)
     Accumulation units outstanding                                 46,022           39,529            37,285                -
     Unit value                                                  $1.295471        $1.189435         $0.987046                -
     Net assets (thousands)                                            $60              $47               $37                -
     Mortality and expense ratio                                     1.40%            1.40%             1.40% *              -
     Investment income ratio                                         6.57%            7.08%             8.30% *
     Total return                                                    8.91%           20.50%           (1.23%)                -


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(13)
     Accumulation units outstanding                                 12,235           11,315            10,010                -
     Unit value                                                  $1.240423        $1.090718         $0.861833                -
     Net assets (thousands)                                            $15              $12                $9                -
     Mortality and expense ratio                                     1.40%            1.40%             1.40% *              -
     Investment income ratio                                         0.24%            0.33%             0.84% *              -
     Total return                                                   13.73%           26.56%           (8.38%)                -


     VIP GROWTH OPPORTUNITIES PORTFOLIO(3)
     Accumulation units outstanding                                 15,732           15,732            15,732            3,931
     Unit value                                                  $0.981165        $0.929476         $0.727024        $0.944329
     Net assets (thousands)                                            $15              $15               $11               $4
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         0.47%            0.61%             0.29%                - *
     Total return                                                    5.56%           27.85%          (23.01%)            6.00%


     VIP GROWTH PORTFOLIO(7)
     Accumulation units outstanding                                 43,350           41,566            40,490           22,506
     Unit value                                                  $0.844187        $0.829113         $0.633278        $0.920166
     Net assets (thousands)                                            $37              $34               $26              $21
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         0.16%            0.18%             0.11%                - *
     Total return                                                    1.82%           30.92%          (31.18%)          (7.24%)

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(2)
     Accumulation units outstanding                                 16,332           15,702            14,566            4,726
     Unit value                                                  $1.239823        $1.116402         $0.904727        $1.040477
     Net assets (thousands)                                            $20              $18               $13               $5
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         0.77%            1.03%             0.93%            2.68% *
     Total return                                                   11.06%           23.40%          (13.05%)            4.05%


     TEMPLETON FOREIGN SECURITIES FUND(7)
     Accumulation units outstanding                                 66,730           66,618            46,613          570,372
     Unit value                                                  $1.117962        $0.956579         $0.733778        $0.913831
     Net assets (thousands)                                            $75              $64               $34             $521
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         1.06%            1.34%             0.86%                - *
     Total return                                                   16.87%           30.36%           (19.7%)          (7.15%)


     TEMPLETON GROWTH SECURITIES FUND(13)
     Accumulation units outstanding                                 36,829           32,035            32,267                -
     Unit value                                                  $1.179229        $1.030771         $0.791149                -
     Net assets (thousands)                                            $43              $33               $26                -
     Mortality and expense ratio                                     1.40%            1.40%             1.40% *              -
     Investment income ratio                                         1.13%            1.57%             2.55% *              -
     Total return                                                   14.40%           30.29%          (17.69%)                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(10)
     Accumulation units outstanding                                 21,116           14,696            14,696            9,595
     Unit value                                                  $1.060456        $0.903280         $0.686956        $0.888643
     Net assets (thousands)                                            $22              $13               $10               $9
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         2.47%            2.75%             0.39%                - *
     Total return                                                   17.40%           31.49%           (22.7%)            1.45%


     SCUDDER VIT EQUITY 500 INDEX FUND(20)
     Accumulation units outstanding                                 19,801           10,315                 -                -
     Unit value                                                  $1.122531        $1.029427                 -                -
     Net assets (thousands)                                            $22              $11                 -                -
     Mortality and expense ratio                                     1.40%            1.40% *               -                -
     Investment income ratio                                         1.12%                - *               -                -
     Total return                                                    9.04%            6.19%                 -                -

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(15)
     Accumulation units outstanding                                 12,642           12,642            12,642                -
     Unit value                                                  $0.634813        $0.654580         $0.449237                -
     Net assets (thousands)                                             $8               $8                $6                -
     Mortality and expense ratio                                     1.40%            1.40%             1.40% *              -
     Investment income ratio                                             -                -                 - *              -
     Total return                                                  (3.02%)           45.71%          (37.79%)                -


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SMALL CAP(6)
     Accumulation units outstanding                                 18,889           18,896            18,903          608,964
     Unit value                                                  $1.360128        $1.058896         $0.721401        $0.849084
     Net assets (thousands)                                            $26              $20               $14             $517
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                         0.68%            0.31%                 -                - *
     Total return                                                   28.45%           46.78%          (15.04%)          (7.16%)


     WANGER SELECT(11)
     Accumulation units outstanding                                 27,655           27,658            27,662            2,421
     Unit value                                                  $1.491141        $1.267592         $0.983400        $1.079618
     Net assets (thousands)                                            $41              $35               $27               $3
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                   17.64%           28.90%           (8.91%)            5.04%

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     WANGER U.S. SMALLER COMPANIES(6)
     Accumulation units outstanding                                 32,239           31,575            31,138           13,338
     Unit value                                                  $1.364004        $1.169047         $0.827826        $1.009240
     Net assets (thousands)                                            $44              $37               $26              $13
     Mortality and expense ratio                                     1.40%            1.40%             1.40%            1.40% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                   16.68%           41.22%          (17.98%)          (4.08%)







MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception March 12, 2001 to December 31, 2001.              (14) From inception February 22, 2002 to December 31, 2002.
(2) From inception March 22, 2001 to December 31, 2001.              (15) From inception April 10, 2002 to December 31, 2002.
(3) From inception March 23, 2001 to December 31, 2001.              (16) From inception April 23, 2002 to December 31, 2002.
(4) From inception March 29, 2001 to December 31, 2001.              (17) From inception October 29, 2002 to December 31, 2002.
(5) From inception July 24, 2001 to December 31, 2001.               (18) From inception December 6, 2002 to December 31, 2002.
(6) From inception August 1, 2001 to December 31, 2001.              (19) From inception July 22, 2003 to December 31, 2003.
(7) From inception August 2, 2001 to December 31, 2001.              (20) From inception November 10, 2003 to December 31, 2003.
(8) From inception August 31, 2001 to December 31, 2001.             (21) From inception January 7, 2004 to December 31, 2004.
(9) From inception October 2, 2001 to December 31, 2001.             (22) From inception December 3, 2004 to December 31, 2004.
(10) From inception October 30, 2001 to December 31, 2001.           * Annualized.
(11) From inception November 23, 2001 to December 31, 2001.
(12) From inception December 31, 2001 to December 31, 2001.
(13) From inception January 22, 2002 to December 31, 2002.

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                   SUBACCOUNT
                                               ---------------------------------------------------------------------------------

                                                                                                                    PHOENIX-
                                                   PHOENIX-                                  PHOENIX-ALGER          ALLIANCE/
                                                   ABERDEEN             PHOENIX-AIM            SMALL-CAP            BERNSTEIN
                                                 INTERNATIONAL            GROWTH                GROWTH            ENHANCED INDEX
                                                    SERIES                SERIES                SERIES               SERIES
                                               -----------------      ----------------      --------------      ----------------
Accumulation units outstanding,
  beginning of period                                     5,736               124,433                 -                  18,817
Participant deposits                                          -                 3,421                 -                       -
Participant transfers                                     5,213(c)             24,983             4,835                   1,461
Participant withdrawals                                      (4)                  (34)                -                  (1,826)
                                               ---------------------------------------------------------------------------------
Accumulation units outstanding, end of period            10,945               152,803             4,835                  18,452
                                               =================================================================================

                                                 PHOENIX-DUFF &           PHOENIX-             PHOENIX-             PHOENIX-
                                                  PHELPS REAL             ENGEMANN             ENGEMANN             ENGEMANN
                                               ESTATE SECURITIES       CAPITAL GROWTH         GROWTH AND           SMALL-CAP
                                                    SERIES                 SERIES           INCOME SERIES        GROWTH SERIES
                                               -----------------      ----------------     --------------      ----------------
Accumulation units outstanding,
  beginning of period                                    16,881                13,153             44,165                 20,556
Participant deposits                                          -                     -                  -                      -
Participant transfers                                      (452)               12,344              4,660 (b)                  -
Participant withdrawals                                    (279)                    -               (657)                    (9)
                                               ---------------------------------------------------------------------------------
Accumulation units outstanding, end of period            16,150                25,497             48,168                 20,547
                                               =================================================================================

                                                   PHOENIX-               PHOENIX-                                  PHOENIX-
                                                   ENGEMANN               ENGEMANN              PHOENIX-         GOODWIN MULTI-
                                                   STRATEGIC            VALUE EQUITY         GOODWIN MONEY        SECTOR FIXED
                                               ALLOCATION SERIES           SERIES            MARKET SERIES       INCOME SERIES
                                               -----------------      ----------------      --------------      ----------------
Accumulation units outstanding,
  beginning of period                                    51,585                86,550             37,830                122,698
Participant deposits                                          -                 8,027                  -                  4,484
Participant transfers                                       226                 5,104              1,016                 43,606 (a)
Participant withdrawals                                  (1,486)               (4,832)               (28)               (12,134)
                                               ---------------------------------------------------------------------------------
Accumulation units outstanding, end of period            50,325                94,849             38,818                158,654
                                               =================================================================================

                                                                                             PHOENIX-LORD
                                                 PHOENIX-KAYNE           PHOENIX-LORD           ABBETT            PHOENIX-LORD
                                                RISING DIVIDENDS         ABBETT BOND-          LARGE-CAP         ABBETT MID-CAP
                                                    SERIES             DEBENTURE SERIES      VALUE SERIES         VALUE SERIES
                                               -----------------      ----------------      --------------      ----------------
Accumulation units outstanding,
  beginning of period                                     3,813                     -              9,006                  2,325
Participant deposits                                          -                     -                  -                      -
Participant transfers                                         -                 9,174             14,792                  7,357
Participant withdrawals                                      (3)                    -                  -                     (5)
                                               ---------------------------------------------------------------------------------
Accumulation units outstanding, end of period             3,810                 9,174             23,798                  9,677
                                               =================================================================================

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                   SUBACCOUNT
                                               ---------------------------------------------------------------------------------

                                                                          PHOENIX-              PHOENIX-              PHOENIX-
                                                                          NORTHERN              SANFORD               SANFORD
                                                   PHOENIX-              NASDAQ-100            BERNSTEIN             BERNSTEIN
                                                NORTHERN DOW 30           INDEX(R)              MID-CAP              SMALL-CAP
                                                   SERIES                  SERIES            VALUE SERIES          VALUE SERIES
                                               -----------------      ----------------      --------------      ----------------
Accumulation units outstanding,
  beginning of period                                    40,708                12,266             31,677                 17,228
Participant deposits                                          -                     -              5,961                      -
Participant transfers                                    54,010                11,206                  -                      -
Participant withdrawals                                  (2,772)                    -                  -                     (3)
                                               ---------------------------------------------------------------------------------
Accumulation units outstanding, end of period            91,946                23,472             37,638                 17,225
                                               =================================================================================

                                                                                                AIM V.I.             AIM V.I.
                                                 PHOENIX-SENECA        PHOENIX-SENECA           CAPITAL              MID-CAP
                                                 MID-CAP GROWTH        STRATEGIC THEME       APPRECIATION          CORE EQUITY
                                                     SERIES                SERIES                FUND                  FUND
                                               -----------------      ----------------      --------------      ----------------
Accumulation units outstanding,
  beginning of period                                    43,217                18,216              2,736                      -
Participant deposits                                          -                     -                  -                      -
Participant transfers                                         -                   279                  -                 31,054(d)
Participant withdrawals                                  (1,263)                 (628)                (4)                     -
                                               ---------------------------------------------------------------------------------
Accumulation units outstanding, end of period            41,954                17,867              2,732                 31,054
                                               =================================================================================


                                                                         FEDERATED            FEDERATED
                                                                            FUND                HIGH
                                                                          FOR U.S.           INCOME BOND
                                               AIM V.I. PREMIER          GOVERNMENT           FUND II --        VIP CONTRAFUND(R)
                                                  EQUITY FUND          SECURITIES II        PRIMARY SHARES          PORTFOLIO
                                               -----------------      ----------------      --------------      ----------------
Accumulation units outstanding,
  beginning of period                                    22,605               158,928             39,529                 11,315
Participant deposits                                      3,137                 3,379              5,266                      -
Participant transfers                                      (829)                  186              1,227                    924
Participant withdrawals                                     (15)               (1,644)                 -                     (4)
                                              ---------------------------------------------------------------------------------
Accumulation units outstanding, end of period            24,898               160,849             46,022                 12,235
                                               =================================================================================


                                                   VIP GROWTH                               MUTUAL SHARES           TEMPLETON
                                                 OPPORTUNITIES          VIP GROWTH            SECURITIES             FOREIGN
                                                   PORTFOLIO             PORTFOLIO               FUND            SECURITIES FUND
                                               -----------------      ----------------      --------------      ----------------
Accumulation units outstanding,
  beginning of period                                    15,732                41,566             15,702                 66,618
Participant deposits                                          -                 2,949                  -                  2,534
Participant transfers                                         -                  (616)             1,032                 (2,401)
Participant withdrawals                                       -                  (549)              (402)                   (21)
                                              ---------------------------------------------------------------------------------
Accumulation units outstanding, end of period            15,732                43,350             16,332                 66,730
                                               =================================================================================

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                   SUBACCOUNT

                                               ---------------------------------------------------------------------------------
                                                   TEMPLETON            SCUDDER VIT          SCUDDER VIT
                                                     GROWTH            EAFE(R) EQUITY         EQUITY 500           TECHNOLOGY
                                                SECURITIES FUND          INDEX FUND           INDEX FUND            PORTFOLIO
                                               -----------------      ----------------      --------------      ----------------
Accumulation units outstanding,
  beginning of period                                    32,035                14,696             10,315                 12,642
Participant deposits                                          -                     -                  -                      -
Participant transfers                                     4,794                 7,025              9,486                      -
Participant withdrawals                                       -                  (605)                 -                      -
                                              ---------------------------------------------------------------------------------
Accumulation units outstanding, end of period            36,829                21,116             19,801                 12,642
                                              =================================================================================


                                                    WANGER                                    WANGER U.S.
                                                 INTERNATIONAL                                 SMALLER
                                                   SMALL CAP           WANGER SELECT          COMPANIES
                                               -----------------      ----------------      --------------
Accumulation units outstanding,
  beginning of period                                    18,896                27,658             31,575
Participant deposits                                          -                     -                  -
Participant transfers                                         -                     -              1,041
Participant withdrawals                                      (7)                   (3)              (377)
                                              --------------------------------------------------------------
Accumulation units outstanding, end of period            18,889                27,655             32,239
                                              ==============================================================














(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(d) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                        --------------------------------------------------------------------------
                                                                                              PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          PHELPS REAL
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX    ESTATE SECURITIES
                                                             SERIES             SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -             23,774             18,585             23,452
Participant deposits                                                   -                  -                  -                  -
Participant transfers                                              5,736                  -              1,746             (3,333)
Participant withdrawals                                                -                  -             (1,514)            (3,238)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                      5,736             23,774             18,817             16,881
                                                        ==========================================================================

                                                        PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                             CAPITAL       SMALL & MID-CAP          MONEY           MULTI-SECTOR
                                                             GROWTH             GROWTH              MARKET          FIXED INCOME
                                                             SERIES             SERIES              SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period               11,233             20,565            717,530             33,425
Participant deposits                                               1,920                  -              5,290              3,971
Participant transfers                                                  -                  -            (30,763)            85,596
Participant withdrawals                                                -                 (9)          (654,227)              (294)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     13,153             20,556             37,830            122,698
                                                        ==========================================================================

                                                          PHOENIX-JANUS      PHOENIX-KAYNE      PHOENIX-LORD        PHOENIX-LORD
                                                             FLEXIBLE           RISING        ABBETT LARGE-CAP     ABBETT MID-CAP
                                                              INCOME           DIVIDENDS           VALUE               VALUE
                                                              SERIES            SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period               37,103              1,908                  -                995
Participant deposits                                                   -              1,905              9,006                  -
Participant transfers                                                582                  -                  -              1,333
Participant withdrawals                                             (293)                 -                  -                 (3)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     37,392              3,813              9,006              2,325
                                                        ==========================================================================

                                                          PHOENIX-MFS
                                                           INVESTORS         PHOENIX-MFS
                                                             GROWTH           INVESTORS          PHOENIX-MFS     PHOENIX-NORTHERN
                                                             STOCK              TRUST               VALUE             DOW 30
                                                             SERIES             SERIES              SERIES            SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period               43,227              4,992                  -             29,817
Participant deposits                                              49,031                  -                 12                  -
Participant transfers                                             35,406                 92                  -             10,891
Participant withdrawals                                           (3,231)              (378)               (12)                 -
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    124,433              4,706                  -             40,708
                                                        ==========================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------
                                                        PHOENIX-NORTHERN   PHOENIX-OAKHURST   PHOENIX-OAKHURST   PHOENIX-OAKHURST
                                                           NASDAQ-100         GROWTH AND         STRATEGIC             VALUE
                                                            INDEX(R)            INCOME           ALLOCATION           EQUITY
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -             44,768             56,085             89,043
Participant deposits                                                   -                  -                  -              1,294
Participant transfers                                             12,266               (172)               461              2,345
Participant withdrawals                                                -               (431)            (4,961)            (6,132)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     12,266             44,165             51,585             86,550
                                                        ==========================================================================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN          BERNSTEIN       PHOENIX-SENECA
                                                             GLOBAL             MID-CAP           SMALL-CAP           MID-CAP
                                                             VALUE               VALUE              VALUE             GROWTH
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                4,977             22,727             17,231             27,688
Participant deposits                                                   -              1,077                  -                  -
Participant transfers                                                 (4)             7,873                  -             15,529
Participant withdrawals                                                -                  -                 (3)                 -
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                      4,973             31,677             17,228             43,217
                                                        ==========================================================================

                                                         PHOENIX-SENECA        AIM V.I.           AIM V.I.        FEDERATED FUND
                                                           STRATEGIC           CAPITAL            PREMIER            FOR U.S.
                                                             THEME           APPRECIATION          EQUITY           GOVERNMENT
                                                             SERIES              FUND               FUND           SECURITIES II
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period               19,432              2,740             23,389            338,425
Participant deposits                                                   -                  -              3,665              2,929
Participant transfers                                               (635)                 -             (1,195)           (38,108)
Participant withdrawals                                             (581)                (4)            (3,254)          (144,318)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     18,216              2,736             22,605            158,928
                                                        ==========================================================================

                                                          FEDERATED HIGH
                                                            INCOME BOND
                                                             FUND II --           VIP             VIP GROWTH             VIP
                                                              PRIMARY         CONTRAFUND(R)      OPPORTUNITIES         GROWTH
                                                              SHARES           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period               37,285             10,010             15,732             40,490
Participant deposits                                                 854                  -                  -              3,778
Participant transfers                                              1,390              1,308                  -             (2,202)
Participant withdrawals                                                -                 (3)                 -               (500)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     39,529             11,315             15,732             41,566
                                                        ==========================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------
                                                                              TEMPLETON          TEMPLETON         SCUDDER VIT
                                                          MUTUAL SHARES        FOREIGN             GROWTH         EAFE(R) EQUITY
                                                            SECURITIES        SECURITIES         SECURITIES           INDEX
                                                               FUND              FUND               FUND               FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period               14,566             46,613             32,267             14,696
Participant deposits                                                   -              3,391                  -                  -
Participant transfers                                              1,480             19,257               (232)                 -
Participant withdrawals                                             (344)            (2,643)                 -                  -
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     15,702             66,618             32,035             14,696
                                                        ==========================================================================


                                                          SCUDDER VIT                              WANGER
                                                           EQUITY 500                           INTERNATIONAL
                                                             INDEX            TECHNOLOGY            SMALL             WANGER
                                                              FUND            PORTFOLIO              CAP              TWENTY
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -             12,642             18,903             27,662
Participant deposits                                                   -                  -                  -                  -
Participant transfers                                             10,315                  -                  -                  -
Participant withdrawals                                                -                  -                 (7)                (4)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     10,315             12,642             18,896             27,658
                                                        ==========================================================================

                                                           WANGER U.S.
                                                             SMALLER
                                                            COMPANIES
                                                        -----------------
Accumulation units outstanding, beginning of period               31,138
Participant deposits                                                   -
Participant transfers                                                812
Participant withdrawals                                             (375)
                                                        -----------------
Accumulation units outstanding, end of period                     31,575
                                                        =================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the subaccounts the daily equivalent of .40%, .875% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $304, $249 and $167 for the years ended December 31, 2004, 2003 and 2002, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, no contingent deferred sales charges apply.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16,

                        PHOENIX RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

                        PHOENIX RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Retirement Planner's
Edge):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (Retirement Planner's Edge) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.



/s/ PRICEWATERHOUSECOOPERS LLP

Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                               TABLE OF CONTENTS


                                                                                                    PAGE
                                                                                               ---------------

Report of Independent Registered Public Accounting Firm.......................................      F-3

Consolidated Balance Sheet as of December 31, 2004 and 2003...................................      F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2004, 2003 and 2002........................................      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-7

Notes to Financial Statements.................................................................    F-8 - F-40

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.


/s/ PRICEWATERHOUSECOOPERS LLP
Hartford, CT
March 8, 2005

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2004 AND 2003


                                                                                                   2004             2003
                                                                                               --------------  --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................      $13,473.6       $13,268.8
Available-for-sale equity securities, at fair value.........................................          160.2           184.0
Trading equity securities, at fair value....................................................           87.3            --
Mortgage loans, at unpaid principal balances................................................          207.9           284.1
Venture capital partnerships, at equity in net assets.......................................          255.3           234.9
Affiliate equity securities, at equity in net assets........................................           --              47.5
Policy loans, at unpaid principal balances..................................................        2,196.7         2,241.4
Other invested assets.......................................................................          367.5           388.7
                                                                                               --------------  --------------
                                                                                                   16,748.5        16,649.4
Available-for-sale debt and equity securities pledged as collateral.........................        1,278.8         1,350.0
                                                                                               --------------  --------------
Total investments...........................................................................       18,027.3        17,999.4
Cash and cash equivalents...................................................................          324.0           382.7
Accrued investment income...................................................................          222.3           222.3
Premiums, accounts and notes receivable.....................................................          163.7           251.8
Deferred policy acquisition costs...........................................................        1,388.1         1,325.7
Deferred income taxes.......................................................................           --              30.2
Intangible assets...........................................................................            0.6             0.6
Goodwill....................................................................................            4.5             4.5
Other general account assets................................................................          157.1           148.4
Separate account assets.....................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL ASSETS................................................................................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

LIABILITIES:
Policy liabilities and accruals.............................................................      $13,132.3       $13,088.6
Policyholder deposit funds..................................................................        3,492.4         3,642.7
Indebtedness................................................................................          204.1           175.0
Deferred income taxes.......................................................................           21.5            --
Other general account liabilities...........................................................          334.6           321.0
Non-recourse collateralized obligations.....................................................        1,355.2         1,472.0
Separate account liabilities................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL LIABILITIES...........................................................................       25,490.4        24,782.5
                                                                                               ==============  ==============

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           47.5           27.9
                                                                                               --------------  --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0            10.0
Additional paid-in capital..................................................................        1,714.9         1,714.9
Accumulated deficit.........................................................................          (73.4)         (127.5)
Accumulated other comprehensive income......................................................           48.5            41.0
                                                                                               --------------  --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,700.0         1,638.4
                                                                                               ==============  ==============
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

REVENUES:
Premiums.....................................................................    $    990.6      $  1,042.2      $  1,082.0
Insurance and investment product fees........................................         294.7           279.8           253.7
Investment income, net of expenses...........................................       1,068.0         1,098.2           938.3
Unrealized gain on trading equity securities.................................          85.9            --              --
Net realized investment losses...............................................          (2.0)          (98.0)          (43.8)
                                                                               --------------  --------------  --------------
TOTAL REVENUES...............................................................       2,437.2         2,322.2         2,230.2
                                                                               --------------  --------------  --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,422.2         1,454.0         1,436.1
Policyholder dividends.......................................................         404.7           418.8           401.8
Policy acquisition cost amortization.........................................         110.0            94.0            91.5
Interest expense on indebtedness.............................................          12.8            12.2            12.2
Interest expense on non-recourse collateralized obligations..................          33.6            48.9            30.5
Other operating expenses.....................................................         259.9           253.2           291.1
                                                                               --------------  --------------  --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,243.2         2,281.1         2,263.2
                                                                               ==============  ==============  ==============
Income (loss) from continuing operations
  before income taxes and minority interest..................................         194.0            41.1           (33.0)
Applicable income taxes (benefit)............................................          59.7             3.9           (18.0)
                                                                               --------------  --------------  --------------
Income (loss) from continuing operations before minority interest............         134.3            37.2           (15.0)
Minority interest in net income of subsidiaries..............................          (0.1)           (0.5)           (0.6)
Equity in undistributed earnings (losses) of affiliates......................         (10.4)           (1.8)            4.6
                                                                               --------------  --------------  --------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES.................         123.8            34.9           (11.0)
Cumulative effect of accounting changes......................................          --              --             (10.3)
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
                                                                               ==============  ==============  ==============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
OTHER COMPREHENSIVE INCOME (LOSS)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................    $    131.3      $    170.5      $   (133.1)
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

OPERATING ACTIVITIES:
Income (loss) from continuing operations.....................................    $    123.8      $     34.9      $    (11.0)
Unrealized gain on trading equity securities.................................         (85.9)           --              --
Net realized investment losses...............................................           2.0            98.0            43.8
Amortization and depreciation................................................          12.7            16.2            20.5
Investment (gains) losses....................................................         (73.6)          (81.6)           67.2
Equity in losses of affiliates...............................................          17.2            --              --
Deferred income taxes (benefit)..............................................          65.7             4.0            (8.8)
Decrease (increase) in receivables...........................................          37.8           (20.9)          (50.9)
Deferred policy acquisition costs increase...................................         (54.7)         (111.5)         (174.1)
Increase in policy liabilities and accruals..................................          60.1           469.6           468.4
Other assets and other liabilities net change................................         (44.6)          (16.4)          (57.9)
                                                                               --------------  --------------  --------------
Cash from continuing operations..............................................          60.5           392.3           297.2
Discontinued operations, net.................................................          16.1           (34.3)          (53.1)
                                                                               --------------  --------------  --------------
CASH FROM OPERATING ACTIVITIES...............................................          76.6           358.0           244.1
                                                                               --------------  --------------  --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,159.6)       (5,611.5)       (4,951.5)
Investment sales, repayments and maturities..................................       4,213.8         4,417.2         3,550.0
Debt and equity securities pledged as collateral purchases...................         (17.2)          (56.9)         (891.6)
Debt and equity securities pledged as collateral sales.......................          97.0           171.5            96.0
Subsidiary sales.............................................................           6.6            --              --
Premises and equipment additions.............................................          (7.9)          (19.6)          (13.6)
Premises and equipment dispositions..........................................          26.4            --              --
Discontinued operations, net.................................................          --              (6.7)           37.8
                                                                               --------------  --------------  --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         159.1        (1,106.0)       (2,172.9)
                                                                               --------------  --------------  --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         917.3         1,334.2         2,581.1
Policyholder deposit fund withdrawals........................................      (1,067.6)       (1,087.2)         (911.2)
Other indebtedness proceeds..................................................         171.6            --              --
Indebtedness repayments......................................................        (155.2)           --              --
Collateralized obligations proceeds..........................................          --              --             841.6
Collateralized obligations repayments........................................         (90.8)          (99.6)           --
Common stock dividends paid..................................................         (69.7)          (44.5)         (113.8)
                                                                               --------------  --------------  --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................        (294.4)          102.9         2,397.7
                                                                               --------------  --------------  --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (58.7)         (645.1)          468.9
Cash and cash equivalents, beginning of year.................................         382.7         1,027.8           558.9
                                                                               --------------  --------------  --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     324.0     $     382.7     $   1,027.8
                                                                               ==============  ==============  ==============

Included in cash and cash equivalents above is cash pledged as collateral of $61.0 million, $72.0 million and $57.0 million at December 31, 2004, 2003 and 2002, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Contribution from parent for transfer of additional
   minimum pension liability.................................................    $     --        $     --        $     14.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)............................................................         123.8            34.9           (21.3)
Common stock dividends declared..............................................         (69.7)          (44.5)         (113.8)
Other equity adjustments.....................................................          --               0.7            --

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          61.6           126.7          (232.5)
Stockholder's equity, beginning of year......................................       1,638.4         1,511.7         1,744.2
                                                                               --------------  --------------  --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................    $  1,700.0      $  1,638.4      $  1,511.7
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have reclassified certain amounts for 2003 and 2002 to conform with 2004 presentations.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

ACCOUNTING CHANGES

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), were effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, did not have a material effect on our consolidated financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Postretirement Benefits: On May 19, 2004, the FASB, issued FASB Staff Position No. FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (the FSP). For employers that sponsor postretirement benefit plans, or plan sponsors that provide prescription drug benefits to retirees, the FSP requires any effects of the anticipated federal tax subsidy related to those drug benefits be treated as an actuarial gain. The effect of the FSP is not material to our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51", that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

Goodwill: At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

BUSINESS COMBINATIONS AND DISPOSITIONS

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On October 25, 2004, we entered into an agreement with Friends Provident plc (Friends Provident) to sell our 12% interest in Lombard International Assurance S.A. (Lombard) and to relinquish $17.5 million in notes receivable from Lombard's affiliate, Insurance Development Holdings A.G. (IDH). This transaction closed on January 11, 2005 for consideration of $59.0 million and, under the terms of the sale, we may be entitled to additional consideration, in the form of cash, based on Lombard's financial performance through 2006.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction is not material to our consolidated financial statements.

2.  LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
    o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
    o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
    o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
    o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.


DIRECT BUSINESS AND REINSURANCE:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                    ---------------------------------------------
                                                                                2004            2003            2002
                                                                           --------------  --------------  --------------

Direct premiums........................................................      $  1,054.3      $  1,092.1      $   1,104.2
Premiums assumed from reinsureds.......................................             2.8            15.5             16.9
Premiums ceded to reinsurers...........................................           (66.5)          (65.4)           (39.1)
                                                                           --------------  --------------  --------------
PREMIUMS...............................................................      $    990.6      $  1,042.2      $   1,082.0
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net premiums...........................             0.3%            1.5%            1.6%
                                                                           ==============  ==============  ==============

Direct policy benefits incurred........................................      $    416.3      $    402.9      $    357.5
Policy benefits assumed from reinsureds................................             3.9            13.5            12.6
Policy benefits ceded to reinsurers....................................           (52.9)          (56.9)          (44.8)
                                                                           --------------  --------------  --------------
POLICY BENEFITS........................................................      $    367.3      $    359.5      $    325.3
                                                                           ==============  ==============  ==============

Direct life insurance in force.........................................      $126,367.9      $120,931.3      $110,529.8
Life insurance in force assumed from reinsureds........................         1,759.5         1,837.3         1,831.2
Life insurance in force ceded to reinsurers............................       (80,040.1)      (77,222.3)      (74,575.2)
                                                                           --------------  --------------  --------------
LIFE INSURANCE IN FORCE................................................      $ 48,087.3      $ 45,546.3      $ 37,785.8
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net insurance in force.................             3.7%            4.0%            4.8%
                                                                           ==============  ==============  ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $1,054.9 million, $1,094.5 million and $1,110.8 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002.

Irrevocable letters of credit aggregating $48.1 million at December 31, 2004 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

Effective July 1, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation). The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]


ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Direct acquisition costs deferred excluding acquisitions.....................    $    164.7      $    205.5      $    217.0
Acquisition costs recognized in Valley Forge Life acquisition................          --              --              48.5
Costs amortized to expenses:
  Recurring costs related to operations......................................        (110.4)          (98.1)          (88.5)
  (Cost) credit related to realized investment gains or losses...............           0.4             4.1           (25.1)
  Changes in actuarial assumptions...........................................          --              --              22.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................           7.7            12.4           (95.9)
                                                                               --------------  --------------  --------------
Change in deferred policy acquisition costs..................................          62.4           123.9            78.1
Deferred policy acquisition costs, beginning of year.........................       1,325.7         1,201.8         1,123.7
                                                                               --------------  --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................    $  1,388.1      $  1,325.7      $  1,201.8
                                                                               ==============  ==============  ==============

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.0% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $123.5 million and $183.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $9.1 million and $7.6 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 35.6% and 38.8% of the face value of total individual life insurance in force at December 31, 2004 and 2003, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances. [end italic]

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.8% to 12.3% as of December 31, 2004, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

[begin italic] The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. [end italic]

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                        ------------------------------
                                                                                    2004            2003           INCEPTION
                                                                               --------------  --------------   --------------
Debt securities..............................................................    $  6,949.6      $  6,906.4       $  4,773.1
Equity securities............................................................          90.8            82.9             --
Mortgage loans...............................................................         181.9           228.5            399.0
Venture capital partnerships.................................................          52.4            38.6             --
Policy loans.................................................................       1,363.4         1,386.8          1,380.0
Other invested assets........................................................          60.0            46.7             --
                                                                               --------------  --------------   --------------
Total closed block investments...............................................       8,698.1         8,689.9          6,552.1
Cash and cash equivalents....................................................         100.5            40.5             --
Accrued investment income....................................................         118.8           120.2            106.8
Receivables..................................................................          32.7            43.0             35.2
Deferred income taxes........................................................         359.7           377.0            389.4
Other closed block assets....................................................          24.0            62.3              6.2
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,333.8         9,332.9          7,089.7
                                                                               --------------  --------------   --------------
Policy liabilities and accruals..............................................       9,686.9         9,723.1          8,301.7
Policyholder dividends payable...............................................         365.5           369.8            325.1
Policyholder dividend obligation.............................................         535.9           519.2             --
Other closed block liabilities...............................................          41.5            63.0             12.3
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,629.8        10,675.1          8,639.1
                                                                               --------------  --------------   --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................    $  1,296.0      $  1,342.2       $  1,549.4
                                                                               ==============  ==============   ==============


                                                                                                         YEAR ENDED
CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES IN                               CUMULATIVE              DECEMBER 31,
POLICYHOLDER DIVIDEND OBLIGATION:                                                  FROM         ------------------------------
($ amounts in millions)                                                          INCEPTION           2004            2003
                                                                               --------------   --------------  --------------

Premiums.....................................................................    $  5,170.8       $    932.8      $  1,000.1
Net investment income........................................................       2,771.2            560.0           573.1
Net realized investment losses...............................................         (91.1)            (2.0)           (9.4)
                                                                               --------------   --------------  --------------
TOTAL REVENUES...............................................................       7,850.9          1,490.8         1,563.8
                                                                               --------------   --------------  --------------
Policy benefits, excluding dividends.........................................       5,367.6          1,007.1         1,058.0
Other operating expenses.....................................................          57.9              8.9            10.0
                                                                               --------------   --------------  --------------
Total benefits and expenses, excluding policyholder dividends................       5,425.5          1,016.0         1,068.0
                                                                               --------------   --------------  --------------
Closed block contribution to income before dividends and income taxes........       2,425.4            474.8           495.8
Policyholder dividends.......................................................       2,000.2            403.9           419.4
                                                                               --------------   --------------  --------------
Closed block contribution to income before income taxes......................         425.2             70.9            76.4
Applicable income taxes......................................................         149.3             24.7            26.8
                                                                               --------------   --------------  --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................................    $    275.9       $     46.2      $     49.6
                                                                               ==============   ==============  ==============

Policyholder dividends provided through earnings.............................    $  2,045.4       $    403.9      $    419.4
Policyholder dividends provided through other comprehensive income...........         436.5              3.8           (45.5)
                                                                               --------------   --------------  --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............................       2,481.9            407.7           373.9
POLICYHOLDER DIVIDENDS PAID..................................................      (1,905.6)          (395.3)         (395.6)
                                                                               --------------   --------------  --------------
Change in policyholder dividend liabilities..................................         576.3             12.4           (21.7)
Policyholder dividend liabilities, beginning of period.......................         325.1            889.0           910.7
                                                                               --------------   --------------  --------------
Policyholder dividend liabilities, end of period.............................         901.4            901.4           889.0
  Less:  Policyholder dividends payable, end of period.......................         365.5            365.5           369.8
                                                                               --------------   --------------  --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............................    $    535.9       $    535.9      $    519.2
                                                                               ==============   ==============  ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                     2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE        COST
                                                                --------------  --------------   --------------  --------------

U.S. government and agency...................................    $     676.4     $     622.7      $     755.2     $     712.7
State and political subdivision..............................          446.5           413.7            510.3           468.4
Foreign government...........................................          314.8           284.0            260.4           239.0
Corporate....................................................        7,365.4         7,040.7          6,763.4         6,410.0
Mortgage-backed..............................................        3,253.4         3,122.9          3,097.5         2,963.4
Other asset-backed...........................................        1,417.1         1,405.0          1,882.0         1,863.6
                                                                --------------  --------------   --------------  --------------
DEBT SECURITIES..............................................    $  13,473.6     $  12,889.0      $  13,268.8     $  12,657.1
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $   6,949.6     $   6,515.2      $   6,906.4     $   6,471.1
                                                                ==============  ==============   ==============  ==============


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                      2004                            2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Lombard International Assurance, S.A.........................    $      43.3     $      43.3      $      41.1     $      41.1
Other equity securities......................................          116.9           101.1            142.9           127.3
                                                                --------------  --------------   --------------  --------------
EQUITY SECURITIES............................................    $     160.2     $     144.4      $     184.0     $     168.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $      90.8     $      78.3      $      82.9     $      75.0
                                                                ==============  ==============   ==============  ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal and Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).


                                                                                      AS OF DECEMBER 31,
                                                                -------------------------------------------------------------
UNREALIZED GAINS AND LOSSES FROM                                             2004                           2003
DEBT AND EQUITY SECURITIES:                                     -----------------------------   -----------------------------
($ amounts in millions)                                             GAINS          LOSSES           GAINS          LOSSES
                                                                --------------  -------------   --------------  -------------

U.S. government and agency...................................     $     55.4     $     (1.7)     $     44.0      $    (1.5)
State and political subdivision..............................           34.4           (1.6)           43.5           (1.6)
Foreign government...........................................           31.1           (0.3)           23.2           (1.8)
Corporate....................................................          364.2          (39.5)          400.4          (47.0)
Mortgage-backed..............................................          137.0           (6.5)          143.4           (9.3)
Other asset-backed...........................................           32.4          (20.3)           55.6          (37.2)
                                                                --------------  -------------   --------------  -------------
Debt securities gains and losses.............................     $    654.5     $    (69.9)     $    710.1      $   (98.4)
                                                                ==============  =============   ==============  =============
DEBT SECURITIES NET GAINS....................................     $    584.6                     $    611.7
                                                                ==============                  ==============

Equity securities gains and losses...........................     $     19.1     $     (3.3)     $     17.4      $    (1.8)
                                                                ==============  =============   ==============  =============
EQUITY SECURITIES NET GAINS..................................     $     15.8                     $     15.6
                                                                ==============                  ==============


                                                                         AS OF DECEMBER 31, 2004
                                            ----------------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED                  LESS THAN 12 MONTHS          GREATER THAN 12 MONTHS               TOTAL
DEBT AND EQUITY SECURITIES:                 ---------------------------   --------------------------   -----------------------------
($ amounts in millions)                          FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES          VALUE         LOSSES
                                            ---------------------------   --------------------------   -----------------------------
DEBT SECURITIES
U.S. government and agency...............     $     85.6     $    (1.4)      $     4.9      $   (0.3)      $    90.5     $    (1.7)
State and political subdivision..........           41.6          (1.2)            9.0          (0.4)           50.6          (1.6)
Foreign government.......................           --            --              10.6          (0.3)           10.6          (0.3)
Corporate................................        1,212.6         (16.1)          418.8         (23.4)        1,631.4         (39.5)
Mortgage-backed..........................          589.4          (4.8)          113.6          (1.7)          703.0          (6.5)
Other asset-backed.......................          444.6          (5.3)           96.8         (15.0)          541.4         (20.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------
DEBT SECURITIES..........................     $  2,373.8     $   (28.8)      $   653.7      $  (41.1)      $ 3,027.5     $   (69.9)
COMMON STOCK.............................           15.3          (2.4)            5.4          (0.9)           20.7          (3.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------

TOTAL TEMPORARILY IMPAIRED SECURITIES....     $  2,389.1     $   (31.2)      $   659.1      $  (42.0)      $ 3,048.2     $   (73.2)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS INSIDE THE CLOSED BLOCK..........     $    702.0     $   (10.7)      $   347.9      $  (16.2)      $ 1,049.9     $   (26.9)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS OUTSIDE THE CLOSED BLOCK.........     $  1,687.1     $   (20.5)      $   311.2      $  (25.8)      $ 1,998.3     $   (46.3)
                                            =============  =============   =============  ============   ============  =============
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE........     $     66.8     $     (2.2)      $    68.3     $  (12.2)      $   135.1     $   (14.4)
                                            =============  =============   =============  ============   ============  =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES..............                    $     (0.8)                    $   (4.5)                    $    (5.3)
                                                           =============                  ============                 =============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

[begin italic] We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance. [end italic]

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

                                                                                       AS OF DECEMBER 31,
CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                 ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING                         CARRYING
                                                                    VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                                                --------------  --------------   --------------  --------------
PROPERTY TYPE
Apartment buildings..........................................    $      81.8     $      82.8      $     105.1     $     106.7
Office buildings.............................................           18.0            18.2             49.0            49.7
Retail stores................................................           92.5            93.6            109.0           110.7
Industrial buildings.........................................           25.4            25.7             33.7            34.2
Other........................................................            0.1             0.1              0.1             0.1
                                                                --------------  --------------   --------------  --------------
Subtotal.....................................................          217.8           220.4            296.9           301.4
  Less:  Valuation allowances................................            9.9            --               12.8            --
                                                                --------------  --------------   --------------  --------------
MORTGAGE LOANS...............................................    $     207.9     $     220.4      $     284.1     $     301.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $     181.9     $     184.1      $     228.5     $     242.4
                                                                ==============  ==============   ==============  ==============

We had no delinquent or in-process-of-foreclosure mortgage loans as of both December 31, 2004 and 2003. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $12.9 million and $25.8 million as of December 31, 2004 and 2003, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

                                                                                         YEAR ENDED DECEMBER 31,
MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                    ---------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Valuation allowance, beginning of year.......................................   $      12.8     $      15.5     $      15.0
Additions charged to income..................................................          --               0.8             0.6
Deductions for write-offs and disposals......................................          (2.9)           (3.5)           (0.1)
                                                                               --------------  --------------  --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $       9.9     $      12.8     $      15.5
                                                                               ==============  ==============  ==============

During the three years ended December 31, 2004, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2004.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

[begin italic] We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for the quarter to eliminate any lag in reporting.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to estimate changes in valuations each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward adjustments in estimated values based on the indices, but when the general partner reduces the value of a private investee company, we do not adjust the fair value upward (by applying the public sector index) in excess of the most recent value reported by the general partner. Finally, we revise the valuations we have assigned to the investee companies annually to reflect the valuations in the audited financial statements received from the venture capital partnerships. [end italic]



                                                                                           YEAR ENDED DECEMBER 31,
NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                 ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Net realized gains (losses) on partnership cash and stock distributions......   $      13.7     $      17.4     $      (4.7)
Net unrealized gains (losses) on partnership investments.....................          14.4            38.2           (47.2)
Partnership operating expenses...............................................          (2.6)           (6.6)           (7.4)
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS).................................................   $      25.5     $      49.0     $     (59.3)
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $       6.2     $      12.8     $      --
                                                                               ==============  ==============  ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

                                                                                           YEAR ENDED DECEMBER 31,
ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                ----------------------------------------------
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                         2004            2003            2002
($ amounts in millions)                                                        --------------  --------------  --------------

Closed block.................................................................   $       1.0     $      --       $      --
General account..............................................................           6.8            33.4            12.8
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $       7.8     $      33.4     $      12.8
                                                                               ==============  ==============  ==============


                                                                                           YEAR ENDED DECEMBER 31,
INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                           ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Contributions................................................................   $      59.2     $      41.3     $      43.0
Equity in earnings (losses) of partnerships..................................          25.5            49.0           (59.3)
Distributions................................................................         (64.3)          (43.6)          (41.7)
Proceeds from sale of partnership interests..................................          --             (26.1)           --
Realized loss on sale of partnership interests...............................          --             (14.3)           (5.1)
                                                                               --------------  --------------  --------------
Change in venture capital partnerships.......................................          20.4             6.3           (63.1)
Venture capital partnership investments, beginning of period.................         234.9           228.6           291.7
                                                                               --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     255.3     $     234.9     $     228.6
                                                                               ==============  ==============  ==============


UNFUNDED COMMITMENTS AND INVESTMENTS IN VENTURE CAPITAL PARTNERSHIPS:                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
UNFUNDED COMMITMENTS
Closed block                                                                                    $      83.0     $      48.3
Venture capital segment.....................................................................           53.5            76.7
                                                                                               ==============  ==============
TOTAL UNFUNDED COMMITMENTS..................................................................    $     136.5     $     125.0
                                                                                               ==============  ==============

VENTURE CAPITAL PARTNERSHIPS
Closed block                                                                                    $      52.4     $      38.6
Venture capital segment.....................................................................          202.9           196.3
                                                                                               ==============  ==============
TOTAL VENTURE CAPITAL PARTNERSHIPS..........................................................    $     255.3     $     234.9
                                                                                               ==============  ==============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received.

AFFILIATE EQUITY AND DEBT SECURITIES

[begin italic] Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity. [end italic]

We present affiliate debt securities in the available-for-sale debt securities caption.

                                                                                                  AS OF DECEMBER 31, 2003
CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                               ------------------------------
($ amounts in millions)                                                                          CARRYING
                                                                                                   VALUE           COST
                                                                                               --------------  --------------

Aberdeen common stock.......................................................................    $      38.3     $      20.0
Other.......................................................................................            9.2            18.9
                                                                                               --------------  --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5     $      38.9
                                                                                               ==============  ==============

Aberdeen 7.5% convertible notes.............................................................    $      27.5     $      27.5
                                                                                               --------------  --------------
AFFILIATE DEBT SECURITIES...................................................................    $      27.5     $      27.5
                                                                                               ==============  ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.


                                                                                          YEAR ENDED DECEMBER 31,
SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                 ----------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Aberdeen common stock dividends..............................................   $       3.0     $       2.7     $       3.8
Equity in Aberdeen undistributed income (loss)...............................         (21.9)           (2.0)            2.3
HRH common stock dividends...................................................          --              --               0.5
Equity in HRH undistributed income...........................................          --              --               2.5
Other........................................................................           1.7            (2.7)           (3.2)
                                                                               --------------  --------------  --------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME................................   $     (17.2)    $      (2.0)    $       5.9
                                                                               ==============  ==============  ==============

Aberdeen convertible notes and bonds.........................................   $       2.0     $       2.5     $       3.8
Aberdeen 5.875% convertible notes............................................          --               0.1             1.3
                                                                               --------------  --------------  --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME..................................   $       2.0     $       2.6     $       5.1
                                                                               ==============  ==============  ==============

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.


                                                                                         YEAR ENDED DECEMBER 31,
AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                               ---------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Equity in undistributed earnings (losses) of affiliates......................   $     (12.3)    $       0.5     $       3.7
Unrealized gain on trading securities........................................          55.1            --              --
Realized investment gain (loss)..............................................          --             (55.0)           --
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................   $      42.8     $     (54.5)    $       3.7
                                                                               ==============  ==============  ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements. [end italic]


                                                                                                     AS OF DECEMBER 31,
OTHER INVESTED ASSETS:                                                                         ------------------------------
($ amounts in millions)                                                                            2004            2003
                                                                                               --------------  --------------

Transportation and other equipment leases...................................................    $      67.8     $      68.7
Separate account equity investments.........................................................           40.0            49.2
Mezzanine partnerships......................................................................           61.7            50.9
Affordable housing partnerships.............................................................           23.4            24.8
Derivative instruments (Note 12)............................................................           19.4            30.0
Other affiliate investments.................................................................            8.8            20.3
Real estate.................................................................................           70.1            64.0
Other partnership interests.................................................................           76.3            80.8
                                                                                               --------------  --------------
OTHER INVESTED ASSETS.......................................................................    $     367.5     $     388.7
                                                                                               ==============  ==============

Amounts applicable to the closed block......................................................    $      60.0     $      46.7
                                                                                               ==============  ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income. [end italic]

                                                                                           YEAR ENDED DECEMBER 31,
SOURCES OF NET INVESTMENT INCOME:                                              ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------
Debt securities..............................................................   $     774.4     $     767.0     $     734.1
Equity securities............................................................           3.2             2.1             3.9
Mortgage loans...............................................................          22.5            32.6            40.4
Venture capital partnerships.................................................          25.5            49.0           (59.3)
Affiliate equity securities..................................................          --              --               5.9
Policy loans.................................................................         167.1           171.7           171.8
Other investments............................................................          48.8            35.0            17.1
Cash and cash equivalents....................................................           4.4             6.8            10.8
                                                                               --------------  --------------  --------------
Total investment income......................................................       1,045.9         1,064.2           924.7
  Less:  Investment expenses.................................................          18.0            18.2            17.4
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,027.9         1,046.0           907.3
Debt and equity securities pledged as collateral (Note 7)....................          40.1            52.2            31.0
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME........................................................   $   1,068.0     $   1,098.2     $     938.3
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $     560.0     $     573.1     $     562.0
                                                                               ==============  ==============  ==============

For 2004, 2003 and 2002, net investment income was lower by $9.5 million, $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.8 million, $5.5 million and $5.2 million, respectively, related to the closed block.


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security impairments....................................................   $     (15.5)    $     (76.1)    $    (114.3)
Equity security impairments..................................................          (1.5)           (4.3)           (9.8)
Mortgage loan impairments....................................................          --              (4.1)           (0.6)
Venture capital partnership impairments......................................          --              (4.6)           (5.1)
Affiliate equity security impairments........................................         (11.0)          (96.9)           --
Other invested asset impairments.............................................          (3.3)          (16.5)          (22.0)
Debt and equity securities pledged as collateral impairments.................         (16.6)           (8.3)          (34.9)
                                                                               --------------  --------------  --------------
IMPAIRMENT LOSSES............................................................         (47.9)         (210.8)         (186.7)
                                                                               --------------  --------------  --------------
Debt security transaction gains..............................................          39.0            93.7            92.6
Debt security transaction losses.............................................         (10.6)          (28.9)          (45.9)
Equity security transaction gains............................................          17.7            58.8           116.3
Equity security transaction losses...........................................          (5.9)           (9.2)          (22.4)
Mortgage loan transaction gains (losses).....................................           0.2            (1.3)            0.2
Venture capital partnership transaction losses...............................          --              (9.7)           --
Other invested asset transaction gains (losses)..............................           5.5             9.4             2.1
                                                                               --------------  --------------  --------------
NET TRANSACTION GAINS........................................................          45.9           112.8           142.9
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------

Net realized investment losses...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------
Applicable closed block policyholder dividend obligation (reduction).........           3.7            (5.9)          (40.3)
Applicable deferred policy acquisition costs (benefit).......................          (0.4)           (4.1)           25.1
Applicable deferred income tax benefit.......................................           3.1           (35.6)           (0.5)
                                                                               --------------  --------------  --------------
Offsets to realized investment losses........................................           6.4           (45.6)          (15.7)
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $      (8.4)    $     (52.4)    $     (28.1)
                                                                               ==============  ==============  ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million, $5.9 million and $8.6 million for 2004, 2003 and 2002, respectively.

On May 25, 2004, we sold our Enfield, Connecticut office facility for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes. [end italic]

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt securities..............................................................   $     (27.1)    $     (66.1)    $     404.1
Equity securities............................................................           0.2           (27.7)           22.8
Debt and equity securities pledged as collateral.............................           7.8           116.4            42.6
Other investments............................................................          --               4.9            (1.1)
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $     (19.1)    $      27.5     $     468.4
                                                                               ==============  ==============  ==============

Net unrealized investment gains (losses).....................................   $     (19.1)    $      27.5     $     468.4
                                                                               --------------  --------------  --------------
Applicable policyholder dividend obligation..................................           3.6           (45.5)          369.4
Applicable deferred policy acquisition costs.................................          (7.7)          (12.4)           95.9
Applicable deferred income taxes (benefit)...................................          (9.8)           (5.4)          (13.8)
                                                                               --------------  --------------  --------------
Offsets to net unrealized investment gains...................................         (13.9)          (63.3)          451.5
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................   $      (5.2)    $      90.8     $      16.9
                                                                               ==============  ==============  ==============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:
($ amounts in millions)                                                                    YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security purchases......................................................   $  (4,052.9)    $  (5,385.4)    $  (4,725.5)
Equity security purchases....................................................         (66.3)         (125.4)          (58.3)
Venture capital partnership investments......................................         (59.3)          (41.6)          (43.0)
Affiliate equity and debt security purchases.................................          --              --             (28.0)
Other invested asset purchases...............................................         (25.8)          (27.2)          (73.0)
Policy loan advances, net....................................................          44.7           (31.9)          (23.7)
                                                                               --------------  --------------  --------------
INVESTMENT PURCHASES.........................................................   $  (4,159.6)    $  (5,611.5)    $  (4,951.5)
                                                                               ==============  ==============  ==============

Debt securities sales........................................................   $   2,405.2     $   2,124.7     $   1,805.1
Debt securities maturities and repayments....................................       1,483.0         1,792.0         1,305.6
Equity security sales........................................................         111.2           235.7           273.2
Mortgage loan maturities and principal repayments............................          77.2           180.3            67.7
Venture capital partnership capital distributions............................          59.4            54.2            28.5
Affiliate securities sales...................................................           1.0            --              --
Real estate and other invested assets sales..................................          76.8            30.3            69.9
                                                                               --------------  --------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,213.8     $   4,417.2     $   3,550.0
                                                                               ==============  ==============  ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2004 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2004.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                            DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  --------------  --------------

Due in one year or less......................................................   $     164.7     $      25.1     $     189.8
Due after one year through five years........................................       2,356.0            89.3         2,445.3
Due after five years through ten years.......................................       3,642.4            59.8         3,702.2
Due after ten years..........................................................       6,725.9            33.7         6,759.6
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $  12,889.0     $     207.9     $  13,096.9
                                                                               ==============  ==============  ==============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

[begin italic] Effective January 1, 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting unit level at least annually. To test for impairments, we calculate the fair value of each reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted. [end italic]

Upon adoption of the new accounting standard, we recorded an after-tax cumulative effect charge of $10.3 million to reduce the carrying value of goodwill and other indefinite-lived intangible assets to fair value. This reduction was related to an international equity investment.


GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                      YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                     GROSS           NET             GROSS            NET
                                                                --------------  --------------   --------------  --------------

Goodwill.....................................................    $       5.8     $       4.5      $       5.8     $       4.5
Other........................................................            3.2             0.6              3.2             0.6
                                                                --------------  --------------   --------------  --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0     $       5.1      $       9.0     $       5.1
                                                                ==============  ==============   ==============  ==============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), we converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased our ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.

5. FINANCING ACTIVITIES

INDEBTEDNESS

[begin italic] We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates. [end italic]

INDEBTEDNESS:                                                                          AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                              2004                           2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING          FAIR           CARRYING          FAIR
                                                                    VALUE           VALUE            VALUE           VALUE
                                                                --------------  --------------   --------------  --------------

6.95% surplus notes..........................................    $      30.2     $      34.4      $     175.0     $     188.8
7.15% surplus notes..........................................          173.9           174.8             --              --
                                                                --------------  --------------   --------------  --------------
TOTAL INDEBTEDNESS...........................................    $     204.1     $     209.2      $     175.0     $     188.8
                                                                ==============  ==============   ==============  ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, we entered into a new $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility that was to expire on December 20, 2004. The prior facility consisted of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million three-year revolving credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. The $25 million drawn by Phoenix Investment Partners on the prior facility was refinanced using this new facility at the Eurodollar rate.


INTEREST EXPENSE ON INDEBTEDNESS:                                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

INTEREST EXPENSE INCURRED....................................................   $      12.8     $      12.2     $      12.2
                                                                               ==============  ==============  ==============
INTEREST PAID................................................................   $      12.6     $      12.2     $      12.2
                                                                               ==============  ==============  ==============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]

7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, we serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $3.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our principal life insurance subsidiary's general account. Our asset management affiliates earned advisory fees of $8.0 million, $10.4 million and $7.9 million during the years ended December 31, 2004, 2003 and 2002, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our life insurance subsidiary's general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our life insurance subsidiary's direct investment in the eight collateralized obligation trusts is $79.9 million at December 31, 2004 ($30.9 million of which relates to trusts that are consolidated). Of that exposure, $54.7 million ($20.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

We consolidated three collateralized obligation trusts as of December 31, 2004, 2003 and 2002. As of December 31, 2004, our direct investment in the three consolidated collateralized obligation trusts is $30.9 million ($20.0 million of which is an investment grade debt security). We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $3.4 million, $3.6 million and $2.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, related to these three consolidated obligation trusts.

Five variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $1.6 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $49.0 million ($34.7 million of which are investment grade debt securities at December 31, 2004). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $4.6 million, $6.8 million and $5.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.


CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      94.4     $     148.8
Phoenix CDO II..............................................................................          294.5           332.6
Phoenix-Mistic 2002-1 CDO...................................................................          967.0           963.4
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.9     $   1,444.8
                                                                                               ==============  ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS:
Phoenix CDO I (March 2011 maturity).........................................................    $     127.3     $     183.2
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          329.4           375.6
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................          898.5           913.2
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.2     $   1,472.0
                                                                                               ==============  ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $1,278.8 million and $1,350.0 million at December 31, 2004 and 2003, respectively. In addition, cash and accrued investment income of $77.1 million and $94.8 million are included in these amounts at December 31, 2004 and 2003, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,253.4 million and $1,344.2 million at December 31, 2004 and 2003, respectively, and non-recourse derivative cash flow hedge liabilities of $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) and $127.7 million (notional amount of $1,211.3 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $37.7 million and $22.3 million at December 31, 2004 and 2003, respectively.

[begin italic] Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income. [end italic]

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                                 AS OF AND FOR THE
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Decrease in net income or increase in net loss...............................   $     (12.9)    $      (2.4)    $     (26.3)
                                                                               ==============  ==============  ==============

Reduction to stockholders' equity............................................   $     (67.5)    $     (77.3)    $    (204.9)
                                                                               ==============  ==============  ==============

The above non-cash charges to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2014 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                    AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE        COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $   1,276.9     $   1,159.9      $   1,348.8     $   1,238.6
Equity securities pledged as collateral......................            1.9             0.4              1.2             0.7
                                                                --------------  --------------   --------------  --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $   1,278.8     $   1,160.3      $   1,350.0     $   1,239.3
                                                                ==============  ==============   ==============  ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                         AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               --------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   -----------------------------
                                                                     GAINS          LOSSES            GAINS          LOSSES
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $     131.3     $     (14.3)     $     138.5     $     (28.3)
Equity securities pledged as collateral......................            1.6            (0.1)             0.7            (0.2)
                                                                --------------  --------------   --------------  --------------
TOTAL........................................................    $     132.9     $     (14.4)     $     139.2     $     (28.5)
                                                                ==============  ==============   ==============  ==============
NET UNREALIZED GAINS.........................................    $     118.5                      $     110.7
                                                                ==============                   ==============


AGING OF TEMPORARILY IMPAIRED                                              AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           ------------------------------------------------------------------------------------
AS COLLATERAL:                                   LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS              TOTAL
($ amounts in millions)                      --------------------------   --------------------------   --------------------------
                                                 FAIR       UNREALIZED        FAIR       UNREALIZED       FAIR        UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES         VALUE         LOSSES
                                             ------------  ------------   ------------  ------------   ------------  ------------

Corporate..................................   $     16.2    $     (0.2)    $     25.2    $     (4.0)    $     41.4    $     (4.2)
Mortgage-backed............................         --            --             23.9          (8.3)          23.9          (8.3)
Other asset-backed.........................         --            --             21.0          (1.8)          21.0          (1.8)
                                             ------------  ------------   ------------  ------------   ------------  ------------
DEBT SECURITIES............................   $     16.2    $     (0.2)    $     70.1    $    (14.1)    $     86.3    $    (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --            --             --            (0.1)          --            (0.1)
                                             ------------  ------------   ------------  ------------   ------------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2    $     (0.2)    $     70.1    $    (14.2)    $     86.3    $    (14.4)
                                             ============  ============   ============  ============   ============  ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2004
($ amounts in millions)                                                                                           COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      20.7
Due after one year through five years.......................................................................         294.3
Due after five years through ten years......................................................................         689.8
Due after ten years.........................................................................................         155.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $   1,159.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2004 and 2003 is ($0.7) million and $0.0 million, respectively. See Note 7 to our consolidated financial statements for information on realized investment losses related to these CDOs.

8. INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $     (12.5)    $       1.5     $     (14.3)
  Deferred...................................................................          72.2             2.4            (3.7)
                                                                               --------------  --------------  --------------
  Continuing operations......................................................          59.7             3.9           (18.0)
  Equity in earnings of affiliates...........................................          (6.8)           (0.2)            2.6
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................          52.9             3.7           (15.4)
Other comprehensive income...................................................         (14.0)           (2.4)           (6.0)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................   $      38.9     $       1.3     $     (21.4)
                                                                               ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)................................................   $       6.0     $       1.3     $      (2.2)
                                                                               ==============  ==============  ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income (loss) from continuing operations before income taxes
  and minority interest......................................................   $     194.0     $      41.1     $     (33.0)
                                                                               --------------  --------------  --------------
Income taxes (benefit) at statutory rate of 35.0%............................          67.9            14.4           (11.6)
Tax-advantaged investment income.............................................         (10.8)           (6.9)          (12.6)
Tax interest recoveries......................................................          --              (1.1)           --
Realized losses on available-for-sale securities pledged as collateral.......           4.5             0.9             9.2
Other, net...................................................................          (1.9)           (3.4)           (3.0)
                                                                               --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS...................   $      59.7     $       3.9     $     (18.0)
                                                                               ==============  ==============  ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                      YEAR ENDED
($ amounts in millions)                                                                                 DECEMBER 31,
                                                                                               ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     214.1     $     215.2
Unearned premiums / deferred revenues.......................................................          118.1           125.1
Employee benefits...........................................................................           73.0            74.0
Intangible assets...........................................................................            2.6             2.7
Net operating loss carryover benefits.......................................................           29.9            39.3
Low income housing tax credit carryover benefits............................................           12.3            12.3
Foreign tax credits carryover benefits......................................................            0.1             0.1
Valuation allowance.........................................................................           (1.1)           (1.7)
Other.......................................................................................            6.1             1.0
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          455.1           468.0
                                                                                               --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (335.6)         (316.1)
Investments.................................................................................         (133.2)         (114.9)
Other.......................................................................................           (7.8)           (6.8)
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (476.6)         (437.8)
                                                                                               --------------  --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (21.5)    $      30.2
                                                                                               ==============  ==============

We have elected to file a consolidated federal income tax return for 2004 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2004, we had deferred tax assets related to net operating losses of $28.8 million for federal income tax purposes and $1.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $21.4 million in 2017, $4.4 million in 2018 and $3.0 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire between 2020 and 2023. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $1.1 million and a $1.7 million valuation allowance has been established at the end of 2004 and 2003, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2004, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2022, $4.1 million in 2023 and $4.1 million in 2024.

As of December 31, 2004, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2004 and 2003 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Tax-advantaged investment income for 2004 includes a $5.7 million benefit related to the favorable resolution of certain tax matters with the IRS.

9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

[begin italic] We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002. [end italic]

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                                YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           6.00%           6.50%
Future compensation increase rate............................................       4.00%           3.50%           3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%          10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%          12.00%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       6.00%           6.50%           7.00%
Future compensation increase rate............................................       3.50%           3.50%           4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           9.00%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       9.25%          10.00%           5.50%
Future health care cost increase rate, age 65 and older......................      11.25%          12.00%           5.50%


CHANGES IN PENSION PLANS' ASSETS AND                                                YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ---------------------------------------------------------------
($ amounts in millions)                                                 EMPLOYEE PLAN                  SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      44.3     $      66.4      $      --       $      --
Employer contributions.......................................            8.9            --                5.7             5.1
Participant benefit payments.................................          (25.7)          (25.2)            (5.7)           (5.1)
                                                                --------------  --------------   --------------  --------------
Change in plan assets........................................           27.5            41.2             --              --
Plan assets, beginning of year...............................          368.9           327.7             --              --
                                                                --------------  --------------   --------------  --------------
PLANS' ASSETS, END OF YEAR...................................    $     396.4     $     368.9      $      --       $      --
                                                                ==============  ==============   ==============  ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.1)    $     (37.1)     $      (7.0)    $      (8.4)
Actuarial gain (loss)........................................          (35.5)          (39.9)           (11.2)            7.6
Curtailment gain (loss)......................................            7.5             1.3              2.7            (2.2)
Participant benefit payments.................................           25.7            25.2              5.7             5.1
                                                                --------------  --------------   --------------  --------------
Change in projected benefit obligation.......................          (38.4)          (50.5)            (9.8)            2.1
Projected benefit obligation, beginning of year..............         (460.6)         (410.1)          (124.8)         (126.9)
                                                                --------------  --------------   --------------  --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (499.0)    $    (460.6)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============


FUNDED STATUS OF PENSION PLANS:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                         EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (37.0)    $     (38.3)     $     (86.0)    $     (82.0)
Excess of accumulated benefit  obligation over plan assets...          (41.2)          (27.4)           (40.6)          (30.9)
                                                                --------------  --------------   --------------  --------------
Accrued benefit obligation in other liabilities..............          (78.2)          (65.7)          (126.6)         (112.9)
Intangible asset.............................................            8.0            11.0             --              --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           33.2            16.4             40.6            30.9
                                                                --------------  --------------   --------------  --------------
Funding status recognized in balance sheet...................          (37.0)          (38.3)           (86.0)          (82.0)
                                                                --------------  --------------   --------------  --------------
Net unamortized loss.........................................          (57.6)          (44.8)           (52.6)          (47.6)
Unamortized prior service (cost) credit......................           (8.0)          (11.0)             4.0             4.8
Net unamortized transition asset.............................           --               2.4             --              --
                                                                --------------  --------------   --------------  --------------
Funding status unrecognized in balance sheet.................          (65.6)          (53.4)           (48.6)          (42.8)
                                                                --------------  --------------   --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (102.6)    $     (91.7)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============

The Phoenix Companies expects to contribute $43.3 million to the employee pension plan through 2009, including $6.5 million during 2005.


FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------

Accrued benefit obligation included in other liabilities....................................    $     (88.0)    $    (100.5)
                                                                                               --------------  --------------
Net unamortized gain........................................................................           10.3             6.3
Unamortized prior service (costs) credits...................................................            7.4            15.5
                                                                                               --------------  --------------
Funding status unrecognized in balance sheet................................................           17.7            21.8
                                                                                               --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (70.3)    $     (78.7)
                                                                                               ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded a non-recurring expense of $31.8 million ($20.7 million after income taxes), $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2004, 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.

10. OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                      YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             ---------------------------   --------------------------   ---------------------------
                                                 GROSS          NET           GROSS          NET           GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $     23.9    $     17.2      $    140.9    $    164.5     $    609.1    $    108.3
Net realized investment losses on
  available-for-sale securities included
  in net income...........................         (43.0)        (22.4)         (113.4)        (73.7)        (140.7)        (91.4)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........         (19.1)         (5.2)           27.5          90.8          468.4          16.9
Net unrealized foreign currency
  translation adjustment .................          (4.6)         (0.6)           11.9           8.2            7.1           1.2
Net unrealized derivative instruments
  gains (losses)..........................          13.1          13.3            35.9          36.6         (128.0)       (129.9)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........         (10.6)   $      7.5            75.3    $    135.6          347.5    $   (111.8)
                                             ------------  =============   ------------  ============   ------------  =============
Applicable policyholder dividend
  obligation..............................           3.6                         (45.5)                       369.4
Applicable deferred policy acquisition
  cost amortization.......................          (7.7)                        (12.4)                        95.9
Applicable deferred income taxes
  (benefit)...............................         (14.0)                         (2.4)                        (6.0)
                                             --------------                -------------                -------------
Offsets to other comprehensive income.....         (18.1)                        (60.3)                       459.3
                                             --------------                -------------                -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $      7.5                    $    135.6                   $   (111.8)
                                             ==============                =============                =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                       AS OF DECEMBER 31,
($ amounts in millions)                                                 -------------------------------------------------------
                                                                                   2004                         2003
                                                                        --------------------------   --------------------------
                                                                            GROSS         NET            GROSS         NET
                                                                        ------------  ------------   ------------  ------------

Unrealized gains on investments....................................      $    718.9    $    152.7     $    738.0    $    157.9
Unrealized foreign currency translation adjustment.................             5.7           3.2           10.3           3.8
Unrealized losses on derivative instruments........................          (123.2)       (107.4)        (136.3)       (120.7)
                                                                        ------------  ------------   ------------  -------------
Accumulated other comprehensive income.............................           601.4    $     48.5          612.0    $     41.0
                                                                        ------------  ============   ------------  =============
Applicable policyholder dividend obligation........................           436.3                        432.7
Applicable deferred policy acquisition costs.......................            86.4                         94.1
Applicable deferred income taxes...................................            30.2                         44.2
                                                                        -------------                -------------
Offsets to accumulated other comprehensive income..................           552.9                        571.0
                                                                        -------------                -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $     48.5                   $     41.0
                                                                        =============                =============


11. DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred. [end italic]


DERIVATIVE INSTRUMENTS HELD IN                                                              AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         --------------------------------------------------------
($ amounts in millions)                                                             2004                        2003
                                                                         --------------------------   ---------------------------
                                               NOTIONAL
                                                AMOUNT        MATURITY       ASSET      LIABILITY         ASSET       LIABILITY
                                             -------------  -----------  ------------  ------------   -------------  ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007       $       2.8   $      --      $       4.5    $     --
    Non-hedging derivative instruments....           360       2007              16.5          14.0           25.1          21.7
Other.....................................            50     2004-2008            0.1          --              0.4          --
                                             -------------               ------------  ------------   -------------  ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      440                  $      19.4   $      14.0    $      30.0    $     21.7
                                             =============               ============  ============   =============  ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2004, 2003 and 2002. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $19.4 million as of December 31, 2004. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS
CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                          AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ---------------------------------------------------------------
($ amounts in millions)                                                       2004                            2003
                                                                ------------------------------   ------------------------------
                                                                    CARRYING         FAIR           CARRYING         FAIR
                                                                     VALUE           VALUE            VALUE          VALUE
                                                                --------------  --------------   --------------  --------------

Cash and cash equivalents....................................    $     324.0     $     324.0      $     382.7     $     382.7
Debt securities (Note 3).....................................       13,473.6        13,473.6         13,268.8        13,268.8
Available-for-sale equity securities (Note 3)................          160.2           160.2            184.0           184.0
Trading equity securities....................................           87.3            87.3             --              --
Mortgage loans (Note 3)......................................          207.9           220.4            284.1           301.4
Debt and equity securities pledged as collateral (Note 7)....        1,278.8         1,278.8          1,350.0         1,350.0
Derivative financial instruments.............................           19.4            19.4             30.0            30.0
Policy loans (Note 3)........................................        2,196.7         2,318.0          2,241.4         2,370.0
                                                                --------------  --------------   --------------  --------------
FINANCIAL ASSETS.............................................    $  17,747.9     $  17,881.7      $  17,741.0     $  17,886.9
                                                                ==============  ==============   ==============  ==============

Investment contracts (Note 2)................................    $   3,492.4     $   3,510.8      $   3,642.7     $   3,680.8
Non-recourse collateralized obligations (Note 7).............        1,355.2         1,355.9          1,472.0         1,444.8
Indebtedness (Note 5)........................................          204.1           209.2            175.0           188.8
Derivative financial instruments.............................           14.0            14.0             21.7            21.7
                                                                --------------  --------------   --------------  --------------
FINANCIAL LIABILITIES........................................    $   5,065.7     $   5,089.9      $   5,311.4     $   5,336.1
                                                                ==============  ==============   ==============  ==============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS


STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003           2002
                                                                               --------------  --------------  --------------

Statutory capital, surplus, and surplus notes................................   $     814.6     $     762.9     $     861.0
Asset valuation reserve (AVR)................................................         213.6           198.6           147.0
                                                                               --------------  --------------  --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,028.2     $     961.5     $   1,008.0
                                                                               ==============  ==============  ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $      35.1     $      69.7     $      44.5
                                                                               ==============  ==============  ==============
STATUTORY NET INCOME.........................................................   $      47.1     $      21.5     $       7.5
                                                                               ==============  ==============  ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2004 and 2003.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $69.7 million in 2004 and is able to pay $35.1 million in dividends in 2005 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $35.1 million in 2005, would be subject to the discretion of the New York Superintendent of Insurance.

14. PREMISES AND EQUIPMENT

[begin italic] Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases. [end italic]

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                               AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                             2004                             2003
                                                                ------------------------------   ------------------------------
                                                                                    CARRYING                        CARRYING
                                                                     COST            VALUE            COST            VALUE
                                                                --------------  --------------   --------------  --------------

Real estate..................................................    $     116.0     $      45.7      $     148.8     $      63.5
Equipment....................................................          168.7            23.6            154.8            31.8
                                                                --------------  --------------   --------------  --------------
Premises and equipment cost and carrying value...............          284.7     $      69.3            303.6     $      95.3
                                                                                ==============                   ==============
Accumulated depreciation and amortization....................         (215.4)                          (208.3)
                                                                --------------                   --------------
PREMISES AND EQUIPMENT.......................................    $      69.3                      $      95.3
                                                                ==============                   ==============

Depreciation and amortization expense for premises and equipment for 2004, 2003 and 2002 totaled $11.3 million, $16.2 million and $15.7 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $6.7 million, $11.7 million and $12.7 million in 2004, 2003 and 2002, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $10.1 million as of December 31, 2004, payable as follows: 2004, $3.6 million; 2005, $3.2 million; 2006, $2.4 million; 2007, $0.8 million; and 2008, $0.1 million.

15. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $8.2 million, $8.2 million and $8.2 million for 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $1.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate accounts fees were $3.2 million, $2.6 million and $5.3 million for 2004, 2003 and 2002, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 3%, 3% and 4% for the years ended December 31, 2004, 2003 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $51.8 million for 2004 and $51.9 million for 2003. Amounts payable to PEPCO were $6.0 million and $5.5 million, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. In 2004 and 2003, our subsidiaries incurred $32.4 million and $25.8 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees.

16. CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investment advisor, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. The Phoenix Companies' mutual funds, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests. In addition, representatives from the SEC's Office of Compliance, Inspections and Examinations are conducting compliance examinations of our mutual fund, variable annuity and mutual fund transfer agent operations.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue an action against us in the future.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. On February 7, 2005 we notified the aggregate excess-of-loss reinsurer that we were exercising our option to commute this contract. The commutation will be effective during the second quarter of 2005. The effect of the commutation will not be material to our consolidated financial statements.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our aggregate excess-of-loss reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our aggregate excess-of-loss reinsurance and reserves for amounts recoverable from retrocessionaires, were $110.0 million as of December 31, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $60.0 million as of December 31, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2004, 2003 and 2002, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members were involved in proceedings arising from business ceded to the London market. Those proceedings were settled.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. Subsequently, billing disputes have arisen between certain pool members and the retrocessionaires, including us, concerning certain losses ceded to the retrocession agreements. A significant portion of our remaining potential liabilities as a retrocessionaire of the Unicover pool has been recovered from certain of our retrocessionaires, and additional amounts may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $6.0 million of the amount we paid under the settlement.

The amounts paid and the results achieved in the above settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, as described below, have been resolved.

Currently, we remain involved in a London arbitration proceeding with one of those retrocessionaires. The arbitration concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The retrocessionaire appealed the arbitration decision only with respect to the Unicover business. We received a favorable decision from the Court of Appeal in December 2004. The retrocessionaire submitted a request to the House of Lords to review the decision. Two other disputes with this retrocessionaire were settled in March 2004 and did not have a material effect on our reinsurance recoverable balances. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $45.0 million, subject to further development.

A dispute with another retrocessionaire was the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings was to confirm the validity and enforce the terms of the retrocessional contracts. In December 2004, we settled the dispute and discontinued the arbitration proceedings. The amount received and the results achieved in the settlement were consistent with the amounts previously reflected in our consolidated financial statements. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire was $0.0 million.

A dispute with a third retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November 2003. In December 2003, the arbitration panel issued its interim decision, which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. Since then, this retrocessionaire has paid $8.0 million to bring the account current. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $0.0 million, subject to further development. In June 2004 the arbitration panel relinquished its jurisdiction.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the

1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2004 are adequate with respect to the 1996 and 1997 contract year disputes.

                                                                     [VERSION B]


                                 FREEDOM EDGE(R)
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")

                         PHOENIX LIFE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT
                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
PHOENIX LIFE INSURANCE COMPANY                       ANNUITY OPERATIONS DIVISION
One American Row                                                     PO Box 8027
Hartford, Connecticut 06102                     Boston, Massachusetts 02266-8027






                                   May 1, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.






                                TABLE OF CONTENTS

                                                                            PAGE

Phoenix Life Insurance Company............................................     2

Underwriter...............................................................     2

Performance History.......................................................     2

Calculation of Yield and Return...........................................     5

Calculation of Annuity Payments ..........................................     6

Experts ..................................................................     7

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix Life, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by Phoenix.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state).

    For those subaccounts within the Separate Account that have not been available for 1 of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Since
                         Subaccount                            Inception*         1Yr           5Yr          10Yr      Inception
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/1990        18.79%         -4.43%       5.92%        5.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                      12/20/1999        2.48%        -11.06%                  -10.25%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                          8/12/2002         0.43%                                  19.11%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/1997         8.02%         -5.38%                    2.56%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/1995        32.48%         21.81%                   15.19%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                         12/31/1982        3.23%        -13.21%       3.21%       10.00%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                       3/2/1998         8.65%         -2.96%                    2.43%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                       8/15/2000         7.88%                                  -9.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                   9/17/1984         5.68%          1.43%       7.56%        9.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                            3/2/1998        11.05%          1.73%                    5.67%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/1982        -0.88%          0.84%       2.14%        3.69%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series               12/31/1982        5.07%          6.96%       7.25%        7.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series             6/2/2003         3.59%                                   3.54%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/2002         3.52%                                   6.54%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/2002        23.62%                                  17.43%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/2002        13.95%                                  14.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                 12/20/1999        2.94%         -1.65%                   -1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                    8/15/2000         8.22%                                 -18.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/1998        18.42%         15.50%                    6.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000       20.65%                                  16.25%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/1998         4.96%         -6.19%                    3.35%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          1/29/1996         3.69%        -11.10%                    4.77%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/2001         4.86%                                  -1.21%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                              12/1/2004                                                 1.62%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   3/30/2001         4.02%                                  -4.08%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/2000         6.40%                                 -11.37%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/1999         1.89%          4.81%                    4.26%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/1999         8.63%          3.04%                    2.34%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                     6/5/2000        13.44%                                   0.50%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                              6/5/2000         5.29%                                  -6.47%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                            6/5/2000         1.55%                                  -9.69%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                          5/1/2000        10.77%                                   6.86%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                      5/1/1997        16.57%         -0.77%                    4.06%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                       5/1/2000        14.11%                                   4.07%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                       4/29/2005          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                       4/15/2005          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                    4/15/2005          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                        4/15/2005          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                  6/2/2003       -12.15%                                  -5.00%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                  6/2/2003        12.73%                                  21.83%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/2003         8.89%                                  15.29%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity(R) Index Fund                          7/15/1999        17.10%         -6.42%                   -3.08%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                              10/29/2001        8.76%                                   3.44%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                           12/20/1999       -3.28%        -23.33%                  -22.08%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                     2/1/1999        22.29%         -0.25%                   10.38%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/1995        28.13%         -2.71%                   14.61%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                   2/1/1999        17.34%          9.63%                   13.34%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   5/1/1995        16.38%          5.82%                   14.49%
-----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                               ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------

                  Subaccount                          1995   1996   1997    1998    1999    2000    2001    2002    2003     2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  7.86% 16.77% 10.27%  25.91%  27.46% -17.15% -25.26% -16.17%   29.76%  18.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                  -12.58% -25.07% -29.98%   18.90%   2.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                50.94%   0.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                            29.60%  16.95% -12.88% -13.32% -24.90%   24.22%   8.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          31.00% 20.13% -22.46%   3.12%  28.73%   4.91%  10.29%   36.06%  32.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                28.82% 10.79% 19.17%  27.96%  27.63% -19.09% -35.64% -26.01%   24.47%   3.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                           15.16%  -8.09%  -9.64% -23.75%   25.43%   8.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                           -27.91% -29.94%   44.09%   7.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          16.37%  7.32% 18.83%  18.88%   9.50%  -1.01%   0.24% -12.99%   17.96%   5.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                22.37%  30.10% -19.28% -23.18%   21.90%  11.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    4.03%  3.36%  3.52%   3.43%   3.16%   4.36%   2.16%  -0.20%   -0.92%  -0.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      21.59% 10.63%  9.33%  -5.67%   3.78%   4.80%   4.39%   8.24%   12.75%   5.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                           3.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                17.20%   3.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                         18.36%  23.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                    27.74%  14.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                              -7.06%  -7.49% -16.85%   25.37%   3.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                        -34.14% -38.58%   46.48%   8.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.71%  15.06%  21.02% -10.01%   38.73%  18.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                    13.91% -10.00%   41.57%  20.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                43.34%  11.95% -26.33% -33.58%   26.78%   5.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               15.33%  42.41%  52.55% -12.88% -28.53% -36.02%   35.07%   3.75%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    33.54% 15.70% 11.70%  17.41%  42.32% -12.32% -24.51% -25.57%   27.45%   4.92%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                          -12.51%   25.30%  12.01%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          34.09% 13.18% 21.73%  30.31%  27.84% -16.00% -13.96% -31.37%   23.09%   4.08%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    10.24% 17.78%  55.33%  75.24% -26.03% -17.28% -34.97%   32.57%   6.46%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       7.05%  2.53%  6.86%   5.95%  -2.17%   9.23%   5.32%   7.31%    0.73%   1.95%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    18.47% 12.49% 12.03%   1.07%   0.69% -10.47%  -0.25%  -0.23%   20.27%   8.69%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                 27.88%  22.18%  -8.19% -13.77% -10.87%   26.30%  13.49%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                          22.53%   2.53% -18.50% -15.82% -23.17%   27.59%   5.35%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                        37.17%  35.11% -12.48% -19.04% -31.31%   30.67%   1.61%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                              15.58%  -1.77%  11.78%  11.46%   5.33% -13.22%   23.15%  10.83%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund            13.65% 21.78% 11.86%   7.31%  21.30%  -3.92% -17.34% -19.86%   30.10%  16.63%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund             10.66% 19.05% 11.42%   6.98%  18.92%  -0.13%  -2.88% -19.79%   30.03%  14.17%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                    -4.75%   3.46%  19.13%  16.74% -18.98%   35.04%  13.06%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     6.21%   16.13%   6.17%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           27.77% 17.48% 22.68%  11.09%  14.89%  13.95%  -8.21% -19.34%   28.93%  10.86%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                     50.03%   6.33% -11.22%   22.78%  22.07%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              -12.09%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                              28.00%  21.31% -21.56% -24.80% -36.75%   36.97%  12.79%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                            27.83%   8.94%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                       19.68%  25.61% -17.98% -25.89% -22.85%   31.23%  17.16%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                           26.67%  18.48% -10.67% -13.60% -23.56%   26.11%   8.82%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                       -24.81% -49.68% -49.78%   45.42%  -3.22%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                 -3.13% -27.80% -16.64%   38.98%  22.35%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               29.93% -3.03%  14.49% 122.93% -29.00% -22.54% -15.21%   46.49%  28.19%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                7.73%   7.34%  -9.09%   28.64%  17.40%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                44.29% 27.38%   6.97%  23.10%  -9.62%   9.60% -18.14%   40.94%  16.44%
------------------------------------------------------------------------------------------------------------------------------------


  Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
                          THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:


   The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are based on the 7-day period ending December 31, 2004:

  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
    changes) at the end of the 7-day period:......     0.999979
  Calculation:
    Ending account value..........................     0.999979
    Less beginning account value..................     1.000000
    Net change in account value...................    -0.000021
  Base period return:
    (net change/beginning account value)..........    -0.000021
  Current yield = return x (365/7) =..............       -0.11%
  Effective yield = [(1 + return)(365/7)] -1 =....       -0.11%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)  We assume a hypothetical $1,000 initial payment in the subaccount;

(2) We determine the value of the hypothetical initial payment had it been redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 payment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return, we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one year, five year and ten year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index

    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983 Individual Annuity Mortality Table (1983 IAM--The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS

    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that annuity payment option.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account (Freedom Edge(R)) at December 31, 2004 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L   R E P O R T

                                   Freedom Edge(R)

                                                 V a r i a b l e   A n n u i t y




             P H O E N I X   L I F E   V A R I A B L E   A C C U M U L A T I O N
                                                                   A C C O U N T
                                                               DECEMBER 31, 2004










                                [LOGO]PHOENIX(R)

                 VA0880AR2 (C) 2005 The Phoenix Companies, Inc.


                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2004

                                                                              PHOENIX-
                                                                              ENGEMANN                               PHOENIX-LORD
                                                           PHOENIX-AIM       GROWTH AND         PHOENIX-KAYNE      ABBETT LARGE-CAP
                                                             GROWTH            INCOME         RISING DIVIDENDS          VALUE
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         4,937    $         4,845    $         2,501     $         2,497
                                                        =================  =================  =================   =================
     Investment at market                                $         4,981    $         5,183    $         2,558     $         2,722
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              4,981              5,183              2,558               2,722
LIABILITIES
     Accrued expenses                                                  7                  7                  3                   3
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         4,974    $         5,176    $         2,555     $         2,719
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     4,608              4,257              2,293               2,174
                                                        =================  =================  =================   =================
Unit value                                               $      1.079649    $      1.215879    $      1.114178     $      1.250538
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD                       ALGER AMERICAN
                                                         BERNSTEIN SMALL-   AIM V.I. MID-CAP     LEVERAGED
                                                           CAP VALUE          CORE EQUITY          ALLCAP          VIP CONTRAFUND(R)
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         5,398    $         5,618    $        4,932      $        4,945
                                                        =================  =================  ================    =================
     Investment at market                                $         5,797    $         5,481    $        5,072      $        5,580
                                                        -----------------  -----------------  ----------------    -----------------
         Total assets                                              5,797              5,481             5,072               5,580
LIABILITIES
     Accrued expenses                                                  8                  7                 7                   7
                                                        -----------------  -----------------  ----------------    -----------------
NET ASSETS                                               $         5,789    $         5,474    $        5,065      $        5,573
                                                        =================  =================  ================    =================
Accumulation units outstanding                                     3,909              5,387             4,399               4,361
                                                        =================  =================  =================   =================
Unit value                                               $      1.481040    $      1.016178    $      1.151562     $      1.277895
                                                        =================  =================  =================   =================

                                                                              TEMPLETON         WANGER U.S.
                                                          MUTUAL SHARES         GROWTH            SMALLER
                                                           SECURITIES         SECURITIES         COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $         4,971    $         4,991    $         4,933
                                                        =================  =================  =================
     Investment at market                                $         5,446    $         5,516    $         5,489
                                                        -----------------  -----------------  -----------------
         Total assets                                              5,446              5,516              5,489
LIABILITIES
     Accrued expenses                                                  7                  7                  7
                                                        -----------------  -----------------  -----------------
NET ASSETS                                               $         5,439    $         5,509    $         5,482
                                                        =================  =================  =================
Accumulation units outstanding                                     4,380              4,185              4,098
                                                        =================  =================  =================
Unit value                                               $      1.241631    $      1.316191    $      1.337557
                                                        =================  =================  =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                               PHOENIX-
                                                                               ENGEMANN                               PHOENIX-LORD
                                                           PHOENIX-AIM       GROWTH AND         PHOENIX-KAYNE      ABBETT LARGE-CAP
                                                             GROWTH             INCOME         RISING DIVIDENDS          VALUE
                                                          SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(1)        SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             5    $            41    $            35     $            20
Expenses
     Mortality and expense fees                                       71                 23                 37                  37
     Indexing (gain) loss                                              1                  1                  1                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (67)                17                 (3)                (18)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      (3)                 1                  -                   -
Net realized gain distribution from Fund                               -                  -                  -                  11
Net change in unrealized appreciation (depreciation)
     on investment                                                    44                338                 57                 225
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                         41                339                 57                 236
Net increase (decrease) in net assets resulting from
     operations                                          $           (26)   $           356    $            54     $           218
                                                        =================  =================  =================   =================


                                                         PHOENIX-SANFORD                       ALGER AMERICAN
                                                         BERNSTEIN SMALL-   AIM V.I. MID-CAP     LEVERAGED
                                                           CAP VALUE          CORE EQUITY          ALLCAP          VIP CONTRAFUND(R)
                                                          SUBACCOUNT(1)      SUBACCOUNT(3)      SUBACCOUNT(1)        SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             8    $             -     $            13
Expenses
     Mortality and expense fees                                       75                  7                 70                  76
     Indexing (gain) loss                                              2                  -                  2                   2
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (77)                 1                (72)                (65)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       1                  -                 (3)                  2
Net realized gain distribution from Fund                             466                236                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   399               (137)               140                 635
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        866                 99                137                 637
Net increase (decrease) in net assets resulting from
     operations                                          $           789    $           100    $            65     $           572
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)


                                                                              TEMPLETON         WANGER U.S.
                                                          MUTUAL SHARES         GROWTH            SMALLER
                                                           SECURITIES         SECURITIES         COMPANIES
                                                          SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------
Investment income
     Distributions                                       $            39    $            59    $             -
Expenses
     Mortality and expense fees                                       75                 74                 72
     Indexing (gain) loss                                              1                  2                  2
                                                        -----------------  -----------------  -----------------
Net investment income (loss)                                         (37)               (17)               (74)
                                                        -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       1                  1                 (1)
Net realized gain distribution from Fund                               -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                   475                525                556
                                                        -----------------  -----------------  -----------------
Net gain (loss) on investment                                        476                526                555
Net increase (decrease) in net assets resulting from
     operations                                          $           439    $           509    $           481
                                                        =================  =================  =================







Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date January 27, 2004 to December 31, 2004.
(2) From inception date September 18, 2004 to December 31, 2004.
(3) From inception date December 3, 2004 to December 31, 2004.

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                              PHOENIX-
                                                                              ENGEMANN                               PHOENIX-LORD
                                                           PHOENIX-AIM       GROWTH AND         PHOENIX-KAYNE      ABBETT LARGE-CAP
                                                             GROWTH            INCOME         RISING DIVIDENDS          VALUE
                                                          SUBACCOUNT(1)     SUBACCOUNT(2)       SUBACCOUNT(1)        SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
Increase (decrease) in net assets
     FROM OPERATIONS
         Net investment income (loss)                    $           (67)   $            17    $            (3)    $           (18)
         Net realized gain (loss)                                     (3)                 1                  -                  11
         Net change in unrealized appreciation
            (depreciation) on investment                              44                338                 57                 225
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          (26)               356                 54                 218
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      5,000                  -              2,501                   -
         Participant transfers                                         -              4,820                  -               2,501
         Participant withdrawals                                       -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                          5,000              4,820              2,501               2,501
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            4,974              5,176              2,555               2,719
NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         4,974    $         5,176    $         2,555     $         2,719
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD                       ALGER AMERICAN
                                                         BERNSTEIN SMALL-   AIM V.I. MID-CAP     LEVERAGED
                                                           CAP VALUE          CORE EQUITY          ALLCAP          VIP CONTRAFUND(R)
                                                          SUBACCOUNT(1)      SUBACCOUNT(3)      SUBACCOUNT(1)        SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
Increase (decrease) in net assets
     FROM OPERATIONS
         Net investment income (loss)                    $           (77)   $             1    $           (72)    $           (65)
         Net realized gain (loss)                                    467                236                 (3)                  2
         Net change in unrealized appreciation
            (depreciation) on investment                             399               (137)               140                 635
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          789                100                 65                 572
                                                         -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      5,000                  -              5,000               5,001
         Participant transfers                                         -              5,374(a)               -                   -
         Participant withdrawals                                       -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                          5,000              5,374              5,000               5,001
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            5,789              5,474              5,065               5,573
NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         5,789    $         5,474    $         5,065     $         5,573
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                              TEMPLETON         WANGER U.S.
                                                          MUTUAL SHARES         GROWTH            SMALLER
                                                           SECURITIES         SECURITIES         COMPANIES
                                                          SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           (37)   $           (17)   $           (74)
         Net realized gain (loss)                                      1                  1                 (1)
         Net change in unrealized appreciation
            (depreciation) on investment                             475                525                556
                                                        -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          439                509                481
                                                        -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      5,000              5,000              5,001
         Participant transfers                                         -                  -                  -
         Participant withdrawals                                       -                  -                  -
                                                        -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                          5,000              5,000              5,001
                                                        -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            5,439              5,509              5,482
NET ASSETS
     Beginning of period                                               -                  -                  -
                                                        -----------------  -----------------  -----------------
     End of period                                       $         5,439    $         5,509    $         5,482
                                                        =================  =================  =================





Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date January 27, 2004 to December 31, 2004.
(2) From inception date September 18, 2004 to December 31, 2004.
(3) From inception date December 3, 2004 to December 31, 2004.
(a) Participation transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.


                       See Notes to Financial Statements


                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               PHOENIX-
                                                               PHOENIX-     ENGEMANN SMALL
                                                              ENGEMANN        & MID-CAP       PHOENIX-MFS        PHOENIX-
                                                           CAPITAL GROWTH      GROWTH            VALUE        NORTHERN DOW 30
                                                            SUBACCOUNT(1)    SUBACCOUNT(2)    SUBACCOUNT(3)    SUBACCOUNT(3)
                                                           ---------------  ---------------  ---------------  ---------------
FROM OPERATIONS
     Net investment income (loss)                           $         (34)   $         (33)   $         (17)   $          15
     Net realized gain (loss)                                          77                8              168              246
     Net change in unrealized appreciation (depreciation)
           on investments                                               -                -                -                -
                                                           ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) resulting from operations                 43              (25)             151              261
                                                           ---------------  ---------------  ---------------  ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                               1               26                1                1
     Participant transfers                                              -                -                -                -
     Participant withdrawals                                          (44)              (1)            (152)            (262)
                                                           ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                (43)              25             (151)            (261)
                                                           ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) in net assets                              -                -                -                -
NET ASSETS
     Beginning of period                                                -                -                -                -
                                                           ---------------  ---------------  ---------------  ---------------
     End of period                                          $           -    $           -    $           -    $           -
                                                           ===============  ===============  ===============  ===============

                                                              PHOENIX-      PHOENIX-SANFORD  PHOENIX-SANFORD  PHOENIX-SANFORD
                                                           NORTHERN NASDAQ- BEPNSTEIN GLOBAL BERNSTEIN MID-   BERNSTEIN SMALL-
                                                            100 INDEX(R)         VALUE          CAP VALUE        CAP VALUE
                                                            SUBACCOUNT(3)    SUBACCOUNT(3)   SUBACCOUNT(3)     SUBACCOUNT(3)
                                                           ---------------  ---------------  ---------------  ---------------
FROM OPERATIONS
     Net investment income (loss)                           $         (34)   $         (18)   $         (17)   $         (18)
     Net realized gain (loss)                                         378              178              379              441
     Net change in unrealized appreciation (depreciation)
           on investments                                               -                -                -                -
                                                           ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) resulting from operations                344              160              362              423
                                                           ---------------  ---------------  ---------------  ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                               1                1                1                1
     Participant transfers                                              -                -                -                -
     Participant withdrawals                                         (345)            (161)            (363)            (424)
                                                           ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               (344)            (160)            (362)            (423)
                                                           ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) in net assets                              -                -                -                -
NET ASSETS
     Beginning of period                                                -                -                -                -
                                                           ---------------  ---------------  ---------------  ---------------
     End of period                                          $           -    $           -    $           -    $           -
                                                           ===============  ===============  ===============  ===============



                        See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                               TEMPLETON
                                                                                                 GROWTH        SCUDDER VIT
                                                          VIP CONTRAFUND(R)   VIP GROWTH       SECURITIES    EQUITY 500 INDEX
                                                            SUBACCOUNT(3)    SUBACCOUNT(3)    SUBACCOUNT(3)    SUBACCOUNT(3)
                                                           ---------------  ---------------  ---------------  ---------------
FROM OPERATIONS
     Net investment income (loss)                           $         (35)   $         (34)   $         (34)   $         (35)
     Net realized gain (loss)                                         557              305              403              278
     Net change in unrealized appreciation (depreciation)
           on investments                                               -                -                -                -
                                                           ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) resulting from operations                522              271              369              243
                                                           ---------------  ---------------  ---------------  ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                               1                1                1                1
     Participant transfers                                              -                -                -                   -
     Participant withdrawals                                         (523)            (272)            (370)            (244)
                                                           ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               (522)            (271)            (369)            (243)
                                                           ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) in net assets                              -                -                -                -
NET ASSETS
     Beginning of period                                                -                -                -                -
                                                           ---------------  ---------------  ---------------  ---------------
     End of period                                          $           -    $           -    $           -    $           -
                                                           ===============  ===============  ===============  ===============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception August 29, 2003 to December 31, 2003.
(2) From inception September 9, 2003 to December 31, 2003.
(3) From inception September 18, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                                 FREEDOM EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Freedom Edge(R) (the "Product"). These financial statements are presented for the product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)   current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued
                                                        with current income as a secondary investment objective
------------------------------------------------------------------------------------------------------------------------

                                 FREEDOM EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
                                                        High current income by investing primarily in a
Federated High Income Bond Fund II                      professionally managed, diversified portfolio of fixed
                                                        income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury
Rydex Variable Trust Juno Fund                          debt instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current
                                                        benchmark is 150% of the performance of the S&P 500(R)
                                                        Index (the "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                   EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                                                           FREEDOM EDGE(R)
                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

Note 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
   Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-AIM Growth Series                                         $            5,005                    $              65
      Phoenix-Engemann Growth and Income Series                                      4,860                                   16
      Phoenix-Kayne Rising Dividends Series                                          2,535                                   34
      Phoenix-Lord Abbett Large-Cap Value Series                                     2,531                                   34
      Phoenix-Sanford Bernstein Small-Cap Value Series                               5,466                                   69

                                                           FREEDOM EDGE(R)
                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Mid-Cap Core Equity Fund                                 $            5,618                    $               -

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                      5,000                                   65

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                    5,013                                   70

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                  5,039                                   69
      Templeton Growth Securities Fund                                               5,059                                   69

WANGER ADVISORS TRUST
---------------------
      Wanger U.S. Smaller Companies                                                  5,001                                   67

                                                           FREEDOM EDGE(R)
                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2004 and 2003 follows:

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-AIM GROWTH SERIES(1)
     Accumulation units outstanding                                                                     4,608                -
     Unit value                                                                                     $1.079649                -
     Net assets (thousands)                                                                                $5                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                            0.11% *              -
     Total return                                                                                      (0.51%)               -


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(2)
     Accumulation units outstanding                                                                     4,257                -
     Unit value                                                                                     $1.215879                -
     Net assets (thousands)                                                                                $5                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                            2.90% *              -
     Total return                                                                                           -                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(1)
     Accumulation units outstanding                                                                     2,293                -
     Unit value                                                                                     $1.114178                -
     Net assets (thousands)                                                                                $3                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                            1.51% *              -
     Total return                                                                                       2.18%                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                                     2,174                -
     Unit value                                                                                     $1.250538                -
     Net assets (thousands)                                                                                $3                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                            0.87% *              -
     Total return                                                                                       8.73%                -


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                                     3,909                -
     Unit value                                                                                     $1.481040                -
     Net assets (thousands)                                                                                $6                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                                - *              -
     Total return                                                                                      15.78%                -

                                                           FREEDOM EDGE(R)
                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. MID-CAP CORE EQUITY FUND(3)
     Accumulation units outstanding                                                                     5,387                -
     Unit value                                                                                     $1.016178                -
     Net assets (thousands)                                                                                $5                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                            1.94% *              -
     Total return                                                                                       1.85%                -


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(1)
     Accumulation units outstanding                                                                     4,399                -
     Unit value                                                                                     $1.151562                -
     Net assets (thousands)                                                                                $5                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                                - *              -
     Total return                                                                                       1.32%                -


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(1)
     Accumulation units outstanding                                                                     4,361                -
     Unit value                                                                                     $1.277895                -
     Net assets (thousands)                                                                                $6                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                            0.28% *              -
     Total return                                                                                      11.45%                -


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(1)
     Accumulation units outstanding                                                                     4,380                -
     Unit value                                                                                     $1.241631                -
     Net assets (thousands)                                                                                $5                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                            0.83% *              -
     Total return                                                                                       8.77%                -


     TEMPLETON GROWTH SECURITIES FUND(1)
     Accumulation units outstanding                                                                     4,185                -
     Unit value                                                                                     $1.316191                -
     Net assets (thousands)                                                                                $6                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                            1.27% *              -
     Total return                                                                                      10.17%                -

                                                           FREEDOM EDGE(R)
                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
WANGER ADVISORS TRUST
---------------------
     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                                     4,098                -
     Unit value                                                                                     $1.337557                -
     Net assets (thousands)                                                                                $5                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                                - *              -
     Total return                                                                                       9.63%                -




MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception January 27, 2004 to December 31, 2004.
(2) From inception September 18, 2004 to December 31, 2004.
(3) From inception December 3, 2004 to December 31, 2004.
* Annualized.


                                                           FREEDOM EDGE(R)
                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                              PHOENIX-
                                                                              ENGEMANN
                                                         PHOENIX-AIM         GROWTH AND         PHOENIX-KAYNE       PHOENIX-LORD
                                                           GROWTH              INCOME         RISING DIVIDENDS    ABBETT LARGE-CAP
                                                           SERIES              SERIES              SERIES           VALUE SERIES
                                                      -----------------   -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                   -                 -                -                 -
Participant deposits                                              4,608                 -            2,293                 -
Participant transfers                                                 -             4,257                -             2,174
Participant withdrawals                                               -                 -                -                 -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     4,608             4,257            2,293             2,174
                                                      ============================================================================

                                                       PHOENIX-SANFORD                        ALGER AMERICAN
                                                       BERNSTEIN SMALL-    AIM V.I. MID-CAP     LEVERAGED
                                                         CAP VALUE           CORE EQUITY          ALLCAP        VIP CONTRAFUND(R)
                                                           SERIES               FUND           PORTOFOLIO          PORTOFOLIO
                                                      -----------------   ----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                   -                 -                -                 -
Participant deposits                                              3,909                 -            4,399             4,361
Participant transfers                                                 -             5,387(a)             -                 -
Participant withdrawals                                               -                 -                -                 -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     3,909             5,387            4,399             4,361
                                                      ============================================================================


                                                                             TEMPLETON
                                                         MUTUAL SHARES         GROWTH            WAGNGER
                                                          SECURITIES         SECURITIES          SMALLER
                                                             FUND               FUND            COMPANIES
                                                      -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period                   -                 -                -
Participant deposits                                              4,380             4,185            4,098
Participant transfers                                                 -                 -                -
Participant withdrawals                                               -                 -                -
                                                      --------------------------------------------------------
Accumulation units outstanding, end of period                     4,380             4,185            4,098
                                                      ========================================================



(a) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                                                       PHOENIX FREEDOM EDGE(R)
                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                    SUBACCOUNT
                                                      --------------------------------------------------------------------
                                                         PHOENIX-         PHOENIX-
                                                         ENGEMANN       ENGEMANN SMALL                         PHOENIX-
                                                      CAPITAL GROWTH      & MID-CAP        PHOENIX-MFS     NORTHERN DOW 30
                                                          SERIES            SERIES         VALUE SERIES         SERIES
                                                      --------------    --------------    --------------    --------------
Accumulation units outstanding, beginning of period               -                 -                 -                 -
Participant deposits                                             42                22               143               246
Participant transfers                                             -                 -                 -                 -
Participant withdrawals                                         (42)              (22)             (143)             (246)
                                                      --------------------------------------------------------------------
Accumulation units outstanding, end of period                     -                 -                 -                 -
                                                      ====================================================================



                                                         PHOENIX-      PHOENIX-SANFORD   PHOENIX-SANFORD   PHOENIX-SANFORD
                                                     NORTHERN NASDAQ-  BERNSTEIN GLOBAL   BERNSTEIN MID-   BERNSTEIN SMALL-
                                                   100 INDEX(R) SERIES   VALUE SERIES    CAP VALUE SERIES  CAP VALUE SERIES
                                                      --------------    --------------    --------------    --------------
Accumulation units outstanding, beginning of period               -                 -                 -                 -
Participant deposits                                            309               150               319               373
Participant transfers                                             -                 -                 -                 -
Participant withdrawals                                        (309)             (150)             (319)             (373)
                                                      --------------------------------------------------------------------
Accumulation units outstanding, end of period                     -                 -                 -                 -
                                                      ====================================================================

                                                                                            TEMPLETON        SCUDDER VIT
                                                     VIP CONTRAFUND(R)    VIP GROWTH         GROWTH        EQUITY 500 INDEX
                                                         PORTFOLIO        PORTFOLIO      SECURITIES FUND         FUND
                                                      --------------    --------------    --------------    --------------
Accumulation units outstanding, beginning of period               -                 -                 -                 -
Participant deposits                                            481               249               341                230
Participant transfers                                             -                 -                 -                  -
Participant withdrawals                                        (481)             (249)             (341)              (230)
                                                      --------------------------------------------------------------------
Accumulation units outstanding, end of period                     -                 -                 -                  -
                                                      ====================================================================

                                 FREEDOM EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 1.475% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $0 and $0 during the years ended December 31, 2004 and 2003, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, no contingent deferred sales charges apply.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and

                                 FREEDOM EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

                                 FREEDOM EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[Logo]PricewaterhouseCoopers PWC


To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Accumulation Account (Freedom Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account (Freedom Edge(R)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP


Hartford, Connecticut
March 31, 2005

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                               TABLE OF CONTENTS


                                                                                                    PAGE
                                                                                               ---------------

Report of Independent Registered Public Accounting Firm.......................................      F-3

Consolidated Balance Sheet as of December 31, 2004 and 2003...................................      F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2004, 2003 and 2002........................................      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-7

Notes to Financial Statements.................................................................    F-8 - F-40

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.


/s/ PRICEWATERHOUSECOOPERS LLP
Hartford, CT
March 8, 2005

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2004 AND 2003


                                                                                                   2004             2003
                                                                                               --------------  --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................      $13,473.6       $13,268.8
Available-for-sale equity securities, at fair value.........................................          160.2           184.0
Trading equity securities, at fair value....................................................           87.3            --
Mortgage loans, at unpaid principal balances................................................          207.9           284.1
Venture capital partnerships, at equity in net assets.......................................          255.3           234.9
Affiliate equity securities, at equity in net assets........................................           --              47.5
Policy loans, at unpaid principal balances..................................................        2,196.7         2,241.4
Other invested assets.......................................................................          367.5           388.7
                                                                                               --------------  --------------
                                                                                                   16,748.5        16,649.4
Available-for-sale debt and equity securities pledged as collateral.........................        1,278.8         1,350.0
                                                                                               --------------  --------------
Total investments...........................................................................       18,027.3        17,999.4
Cash and cash equivalents...................................................................          324.0           382.7
Accrued investment income...................................................................          222.3           222.3
Premiums, accounts and notes receivable.....................................................          163.7           251.8
Deferred policy acquisition costs...........................................................        1,388.1         1,325.7
Deferred income taxes.......................................................................           --              30.2
Intangible assets...........................................................................            0.6             0.6
Goodwill....................................................................................            4.5             4.5
Other general account assets................................................................          157.1           148.4
Separate account assets.....................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL ASSETS................................................................................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

LIABILITIES:
Policy liabilities and accruals.............................................................      $13,132.3       $13,088.6
Policyholder deposit funds..................................................................        3,492.4         3,642.7
Indebtedness................................................................................          204.1           175.0
Deferred income taxes.......................................................................           21.5            --
Other general account liabilities...........................................................          334.6           321.0
Non-recourse collateralized obligations.....................................................        1,355.2         1,472.0
Separate account liabilities................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL LIABILITIES...........................................................................       25,490.4        24,782.5
                                                                                               ==============  ==============

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           47.5           27.9
                                                                                               --------------  --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0            10.0
Additional paid-in capital..................................................................        1,714.9         1,714.9
Accumulated deficit.........................................................................          (73.4)         (127.5)
Accumulated other comprehensive income......................................................           48.5            41.0
                                                                                               --------------  --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,700.0         1,638.4
                                                                                               ==============  ==============
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

REVENUES:
Premiums.....................................................................    $    990.6      $  1,042.2      $  1,082.0
Insurance and investment product fees........................................         294.7           279.8           253.7
Investment income, net of expenses...........................................       1,068.0         1,098.2           938.3
Unrealized gain on trading equity securities.................................          85.9            --              --
Net realized investment losses...............................................          (2.0)          (98.0)          (43.8)
                                                                               --------------  --------------  --------------
TOTAL REVENUES...............................................................       2,437.2         2,322.2         2,230.2
                                                                               --------------  --------------  --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,422.2         1,454.0         1,436.1
Policyholder dividends.......................................................         404.7           418.8           401.8
Policy acquisition cost amortization.........................................         110.0            94.0            91.5
Interest expense on indebtedness.............................................          12.8            12.2            12.2
Interest expense on non-recourse collateralized obligations..................          33.6            48.9            30.5
Other operating expenses.....................................................         259.9           253.2           291.1
                                                                               --------------  --------------  --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,243.2         2,281.1         2,263.2
                                                                               ==============  ==============  ==============
Income (loss) from continuing operations
  before income taxes and minority interest..................................         194.0            41.1           (33.0)
Applicable income taxes (benefit)............................................          59.7             3.9           (18.0)
                                                                               --------------  --------------  --------------
Income (loss) from continuing operations before minority interest............         134.3            37.2           (15.0)
Minority interest in net income of subsidiaries..............................          (0.1)           (0.5)           (0.6)
Equity in undistributed earnings (losses) of affiliates......................         (10.4)           (1.8)            4.6
                                                                               --------------  --------------  --------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES.................         123.8            34.9           (11.0)
Cumulative effect of accounting changes......................................          --              --             (10.3)
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
                                                                               ==============  ==============  ==============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
OTHER COMPREHENSIVE INCOME (LOSS)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................    $    131.3      $    170.5      $   (133.1)
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

OPERATING ACTIVITIES:
Income (loss) from continuing operations.....................................    $    123.8      $     34.9      $    (11.0)
Unrealized gain on trading equity securities.................................         (85.9)           --              --
Net realized investment losses...............................................           2.0            98.0            43.8
Amortization and depreciation................................................          12.7            16.2            20.5
Investment (gains) losses....................................................         (73.6)          (81.6)           67.2
Equity in losses of affiliates...............................................          17.2            --              --
Deferred income taxes (benefit)..............................................          65.7             4.0            (8.8)
Decrease (increase) in receivables...........................................          37.8           (20.9)          (50.9)
Deferred policy acquisition costs increase...................................         (54.7)         (111.5)         (174.1)
Increase in policy liabilities and accruals..................................          60.1           469.6           468.4
Other assets and other liabilities net change................................         (44.6)          (16.4)          (57.9)
                                                                               --------------  --------------  --------------
Cash from continuing operations..............................................          60.5           392.3           297.2
Discontinued operations, net.................................................          16.1           (34.3)          (53.1)
                                                                               --------------  --------------  --------------
CASH FROM OPERATING ACTIVITIES...............................................          76.6           358.0           244.1
                                                                               --------------  --------------  --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,159.6)       (5,611.5)       (4,951.5)
Investment sales, repayments and maturities..................................       4,213.8         4,417.2         3,550.0
Debt and equity securities pledged as collateral purchases...................         (17.2)          (56.9)         (891.6)
Debt and equity securities pledged as collateral sales.......................          97.0           171.5            96.0
Subsidiary sales.............................................................           6.6            --              --
Premises and equipment additions.............................................          (7.9)          (19.6)          (13.6)
Premises and equipment dispositions..........................................          26.4            --              --
Discontinued operations, net.................................................          --              (6.7)           37.8
                                                                               --------------  --------------  --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         159.1        (1,106.0)       (2,172.9)
                                                                               --------------  --------------  --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         917.3         1,334.2         2,581.1
Policyholder deposit fund withdrawals........................................      (1,067.6)       (1,087.2)         (911.2)
Other indebtedness proceeds..................................................         171.6            --              --
Indebtedness repayments......................................................        (155.2)           --              --
Collateralized obligations proceeds..........................................          --              --             841.6
Collateralized obligations repayments........................................         (90.8)          (99.6)           --
Common stock dividends paid..................................................         (69.7)          (44.5)         (113.8)
                                                                               --------------  --------------  --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................        (294.4)          102.9         2,397.7
                                                                               --------------  --------------  --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (58.7)         (645.1)          468.9
Cash and cash equivalents, beginning of year.................................         382.7         1,027.8           558.9
                                                                               --------------  --------------  --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     324.0     $     382.7     $   1,027.8
                                                                               ==============  ==============  ==============

Included in cash and cash equivalents above is cash pledged as collateral of $61.0 million, $72.0 million and $57.0 million at December 31, 2004, 2003 and 2002, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Contribution from parent for transfer of additional
   minimum pension liability.................................................    $     --        $     --        $     14.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)............................................................         123.8            34.9           (21.3)
Common stock dividends declared..............................................         (69.7)          (44.5)         (113.8)
Other equity adjustments.....................................................          --               0.7            --

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          61.6           126.7          (232.5)
Stockholder's equity, beginning of year......................................       1,638.4         1,511.7         1,744.2
                                                                               --------------  --------------  --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................    $  1,700.0      $  1,638.4      $  1,511.7
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have reclassified certain amounts for 2003 and 2002 to conform with 2004 presentations.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

ACCOUNTING CHANGES

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), were effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, did not have a material effect on our consolidated financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Postretirement Benefits: On May 19, 2004, the FASB, issued FASB Staff Position No. FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (the FSP). For employers that sponsor postretirement benefit plans, or plan sponsors that provide prescription drug benefits to retirees, the FSP requires any effects of the anticipated federal tax subsidy related to those drug benefits be treated as an actuarial gain. The effect of the FSP is not material to our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51", that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

Goodwill: At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

BUSINESS COMBINATIONS AND DISPOSITIONS

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On October 25, 2004, we entered into an agreement with Friends Provident plc (Friends Provident) to sell our 12% interest in Lombard International Assurance S.A. (Lombard) and to relinquish $17.5 million in notes receivable from Lombard's affiliate, Insurance Development Holdings A.G. (IDH). This transaction closed on January 11, 2005 for consideration of $59.0 million and, under the terms of the sale, we may be entitled to additional consideration, in the form of cash, based on Lombard's financial performance through 2006.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction is not material to our consolidated financial statements.

2.  LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
    o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
    o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
    o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
    o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.


DIRECT BUSINESS AND REINSURANCE:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                    ---------------------------------------------
                                                                                2004            2003            2002
                                                                           --------------  --------------  --------------

Direct premiums........................................................      $  1,054.3      $  1,092.1      $   1,104.2
Premiums assumed from reinsureds.......................................             2.8            15.5             16.9
Premiums ceded to reinsurers...........................................           (66.5)          (65.4)           (39.1)
                                                                           --------------  --------------  --------------
PREMIUMS...............................................................      $    990.6      $  1,042.2      $   1,082.0
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net premiums...........................             0.3%            1.5%            1.6%
                                                                           ==============  ==============  ==============

Direct policy benefits incurred........................................      $    416.3      $    402.9      $    357.5
Policy benefits assumed from reinsureds................................             3.9            13.5            12.6
Policy benefits ceded to reinsurers....................................           (52.9)          (56.9)          (44.8)
                                                                           --------------  --------------  --------------
POLICY BENEFITS........................................................      $    367.3      $    359.5      $    325.3
                                                                           ==============  ==============  ==============

Direct life insurance in force.........................................      $126,367.9      $120,931.3      $110,529.8
Life insurance in force assumed from reinsureds........................         1,759.5         1,837.3         1,831.2
Life insurance in force ceded to reinsurers............................       (80,040.1)      (77,222.3)      (74,575.2)
                                                                           --------------  --------------  --------------
LIFE INSURANCE IN FORCE................................................      $ 48,087.3      $ 45,546.3      $ 37,785.8
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net insurance in force.................             3.7%            4.0%            4.8%
                                                                           ==============  ==============  ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $1,054.9 million, $1,094.5 million and $1,110.8 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002.

Irrevocable letters of credit aggregating $48.1 million at December 31, 2004 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

Effective July 1, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation). The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]


ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Direct acquisition costs deferred excluding acquisitions.....................    $    164.7      $    205.5      $    217.0
Acquisition costs recognized in Valley Forge Life acquisition................          --              --              48.5
Costs amortized to expenses:
  Recurring costs related to operations......................................        (110.4)          (98.1)          (88.5)
  (Cost) credit related to realized investment gains or losses...............           0.4             4.1           (25.1)
  Changes in actuarial assumptions...........................................          --              --              22.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................           7.7            12.4           (95.9)
                                                                               --------------  --------------  --------------
Change in deferred policy acquisition costs..................................          62.4           123.9            78.1
Deferred policy acquisition costs, beginning of year.........................       1,325.7         1,201.8         1,123.7
                                                                               --------------  --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................    $  1,388.1      $  1,325.7      $  1,201.8
                                                                               ==============  ==============  ==============

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.0% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $123.5 million and $183.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $9.1 million and $7.6 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 35.6% and 38.8% of the face value of total individual life insurance in force at December 31, 2004 and 2003, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances. [end italic]

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.8% to 12.3% as of December 31, 2004, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

[begin italic] The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. [end italic]

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                        ------------------------------
                                                                                    2004            2003           INCEPTION
                                                                               --------------  --------------   --------------
Debt securities..............................................................    $  6,949.6      $  6,906.4       $  4,773.1
Equity securities............................................................          90.8            82.9             --
Mortgage loans...............................................................         181.9           228.5            399.0
Venture capital partnerships.................................................          52.4            38.6             --
Policy loans.................................................................       1,363.4         1,386.8          1,380.0
Other invested assets........................................................          60.0            46.7             --
                                                                               --------------  --------------   --------------
Total closed block investments...............................................       8,698.1         8,689.9          6,552.1
Cash and cash equivalents....................................................         100.5            40.5             --
Accrued investment income....................................................         118.8           120.2            106.8
Receivables..................................................................          32.7            43.0             35.2
Deferred income taxes........................................................         359.7           377.0            389.4
Other closed block assets....................................................          24.0            62.3              6.2
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,333.8         9,332.9          7,089.7
                                                                               --------------  --------------   --------------
Policy liabilities and accruals..............................................       9,686.9         9,723.1          8,301.7
Policyholder dividends payable...............................................         365.5           369.8            325.1
Policyholder dividend obligation.............................................         535.9           519.2             --
Other closed block liabilities...............................................          41.5            63.0             12.3
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,629.8        10,675.1          8,639.1
                                                                               --------------  --------------   --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................    $  1,296.0      $  1,342.2       $  1,549.4
                                                                               ==============  ==============   ==============


                                                                                                         YEAR ENDED
CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES IN                               CUMULATIVE              DECEMBER 31,
POLICYHOLDER DIVIDEND OBLIGATION:                                                  FROM         ------------------------------
($ amounts in millions)                                                          INCEPTION           2004            2003
                                                                               --------------   --------------  --------------

Premiums.....................................................................    $  5,170.8       $    932.8      $  1,000.1
Net investment income........................................................       2,771.2            560.0           573.1
Net realized investment losses...............................................         (91.1)            (2.0)           (9.4)
                                                                               --------------   --------------  --------------
TOTAL REVENUES...............................................................       7,850.9          1,490.8         1,563.8
                                                                               --------------   --------------  --------------
Policy benefits, excluding dividends.........................................       5,367.6          1,007.1         1,058.0
Other operating expenses.....................................................          57.9              8.9            10.0
                                                                               --------------   --------------  --------------
Total benefits and expenses, excluding policyholder dividends................       5,425.5          1,016.0         1,068.0
                                                                               --------------   --------------  --------------
Closed block contribution to income before dividends and income taxes........       2,425.4            474.8           495.8
Policyholder dividends.......................................................       2,000.2            403.9           419.4
                                                                               --------------   --------------  --------------
Closed block contribution to income before income taxes......................         425.2             70.9            76.4
Applicable income taxes......................................................         149.3             24.7            26.8
                                                                               --------------   --------------  --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................................    $    275.9       $     46.2      $     49.6
                                                                               ==============   ==============  ==============

Policyholder dividends provided through earnings.............................    $  2,045.4       $    403.9      $    419.4
Policyholder dividends provided through other comprehensive income...........         436.5              3.8           (45.5)
                                                                               --------------   --------------  --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............................       2,481.9            407.7           373.9
POLICYHOLDER DIVIDENDS PAID..................................................      (1,905.6)          (395.3)         (395.6)
                                                                               --------------   --------------  --------------
Change in policyholder dividend liabilities..................................         576.3             12.4           (21.7)
Policyholder dividend liabilities, beginning of period.......................         325.1            889.0           910.7
                                                                               --------------   --------------  --------------
Policyholder dividend liabilities, end of period.............................         901.4            901.4           889.0
  Less:  Policyholder dividends payable, end of period.......................         365.5            365.5           369.8
                                                                               --------------   --------------  --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............................    $    535.9       $    535.9      $    519.2
                                                                               ==============   ==============  ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                     2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE        COST
                                                                --------------  --------------   --------------  --------------

U.S. government and agency...................................    $     676.4     $     622.7      $     755.2     $     712.7
State and political subdivision..............................          446.5           413.7            510.3           468.4
Foreign government...........................................          314.8           284.0            260.4           239.0
Corporate....................................................        7,365.4         7,040.7          6,763.4         6,410.0
Mortgage-backed..............................................        3,253.4         3,122.9          3,097.5         2,963.4
Other asset-backed...........................................        1,417.1         1,405.0          1,882.0         1,863.6
                                                                --------------  --------------   --------------  --------------
DEBT SECURITIES..............................................    $  13,473.6     $  12,889.0      $  13,268.8     $  12,657.1
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $   6,949.6     $   6,515.2      $   6,906.4     $   6,471.1
                                                                ==============  ==============   ==============  ==============


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                      2004                            2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Lombard International Assurance, S.A.........................    $      43.3     $      43.3      $      41.1     $      41.1
Other equity securities......................................          116.9           101.1            142.9           127.3
                                                                --------------  --------------   --------------  --------------
EQUITY SECURITIES............................................    $     160.2     $     144.4      $     184.0     $     168.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $      90.8     $      78.3      $      82.9     $      75.0
                                                                ==============  ==============   ==============  ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal and Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).


                                                                                      AS OF DECEMBER 31,
                                                                -------------------------------------------------------------
UNREALIZED GAINS AND LOSSES FROM                                             2004                           2003
DEBT AND EQUITY SECURITIES:                                     -----------------------------   -----------------------------
($ amounts in millions)                                             GAINS          LOSSES           GAINS          LOSSES
                                                                --------------  -------------   --------------  -------------

U.S. government and agency...................................     $     55.4     $     (1.7)     $     44.0      $    (1.5)
State and political subdivision..............................           34.4           (1.6)           43.5           (1.6)
Foreign government...........................................           31.1           (0.3)           23.2           (1.8)
Corporate....................................................          364.2          (39.5)          400.4          (47.0)
Mortgage-backed..............................................          137.0           (6.5)          143.4           (9.3)
Other asset-backed...........................................           32.4          (20.3)           55.6          (37.2)
                                                                --------------  -------------   --------------  -------------
Debt securities gains and losses.............................     $    654.5     $    (69.9)     $    710.1      $   (98.4)
                                                                ==============  =============   ==============  =============
DEBT SECURITIES NET GAINS....................................     $    584.6                     $    611.7
                                                                ==============                  ==============

Equity securities gains and losses...........................     $     19.1     $     (3.3)     $     17.4      $    (1.8)
                                                                ==============  =============   ==============  =============
EQUITY SECURITIES NET GAINS..................................     $     15.8                     $     15.6
                                                                ==============                  ==============


                                                                         AS OF DECEMBER 31, 2004
                                            ----------------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED                  LESS THAN 12 MONTHS          GREATER THAN 12 MONTHS               TOTAL
DEBT AND EQUITY SECURITIES:                 ---------------------------   --------------------------   -----------------------------
($ amounts in millions)                          FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES          VALUE         LOSSES
                                            ---------------------------   --------------------------   -----------------------------
DEBT SECURITIES
U.S. government and agency...............     $     85.6     $    (1.4)      $     4.9      $   (0.3)      $    90.5     $    (1.7)
State and political subdivision..........           41.6          (1.2)            9.0          (0.4)           50.6          (1.6)
Foreign government.......................           --            --              10.6          (0.3)           10.6          (0.3)
Corporate................................        1,212.6         (16.1)          418.8         (23.4)        1,631.4         (39.5)
Mortgage-backed..........................          589.4          (4.8)          113.6          (1.7)          703.0          (6.5)
Other asset-backed.......................          444.6          (5.3)           96.8         (15.0)          541.4         (20.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------
DEBT SECURITIES..........................     $  2,373.8     $   (28.8)      $   653.7      $  (41.1)      $ 3,027.5     $   (69.9)
COMMON STOCK.............................           15.3          (2.4)            5.4          (0.9)           20.7          (3.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------

TOTAL TEMPORARILY IMPAIRED SECURITIES....     $  2,389.1     $   (31.2)      $   659.1      $  (42.0)      $ 3,048.2     $   (73.2)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS INSIDE THE CLOSED BLOCK..........     $    702.0     $   (10.7)      $   347.9      $  (16.2)      $ 1,049.9     $   (26.9)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS OUTSIDE THE CLOSED BLOCK.........     $  1,687.1     $   (20.5)      $   311.2      $  (25.8)      $ 1,998.3     $   (46.3)
                                            =============  =============   =============  ============   ============  =============
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE........     $     66.8     $     (2.2)      $    68.3     $  (12.2)      $   135.1     $   (14.4)
                                            =============  =============   =============  ============   ============  =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES..............                    $     (0.8)                    $   (4.5)                    $    (5.3)
                                                           =============                  ============                 =============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

[begin italic] We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance. [end italic]

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

                                                                                       AS OF DECEMBER 31,
CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                 ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING                         CARRYING
                                                                    VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                                                --------------  --------------   --------------  --------------
PROPERTY TYPE
Apartment buildings..........................................    $      81.8     $      82.8      $     105.1     $     106.7
Office buildings.............................................           18.0            18.2             49.0            49.7
Retail stores................................................           92.5            93.6            109.0           110.7
Industrial buildings.........................................           25.4            25.7             33.7            34.2
Other........................................................            0.1             0.1              0.1             0.1
                                                                --------------  --------------   --------------  --------------
Subtotal.....................................................          217.8           220.4            296.9           301.4
  Less:  Valuation allowances................................            9.9            --               12.8            --
                                                                --------------  --------------   --------------  --------------
MORTGAGE LOANS...............................................    $     207.9     $     220.4      $     284.1     $     301.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $     181.9     $     184.1      $     228.5     $     242.4
                                                                ==============  ==============   ==============  ==============

We had no delinquent or in-process-of-foreclosure mortgage loans as of both December 31, 2004 and 2003. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $12.9 million and $25.8 million as of December 31, 2004 and 2003, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

                                                                                         YEAR ENDED DECEMBER 31,
MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                    ---------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Valuation allowance, beginning of year.......................................   $      12.8     $      15.5     $      15.0
Additions charged to income..................................................          --               0.8             0.6
Deductions for write-offs and disposals......................................          (2.9)           (3.5)           (0.1)
                                                                               --------------  --------------  --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $       9.9     $      12.8     $      15.5
                                                                               ==============  ==============  ==============

During the three years ended December 31, 2004, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2004.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

[begin italic] We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for the quarter to eliminate any lag in reporting.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to estimate changes in valuations each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward adjustments in estimated values based on the indices, but when the general partner reduces the value of a private investee company, we do not adjust the fair value upward (by applying the public sector index) in excess of the most recent value reported by the general partner. Finally, we revise the valuations we have assigned to the investee companies annually to reflect the valuations in the audited financial statements received from the venture capital partnerships. [end italic]



                                                                                           YEAR ENDED DECEMBER 31,
NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                 ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Net realized gains (losses) on partnership cash and stock distributions......   $      13.7     $      17.4     $      (4.7)
Net unrealized gains (losses) on partnership investments.....................          14.4            38.2           (47.2)
Partnership operating expenses...............................................          (2.6)           (6.6)           (7.4)
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS).................................................   $      25.5     $      49.0     $     (59.3)
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $       6.2     $      12.8     $      --
                                                                               ==============  ==============  ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

                                                                                           YEAR ENDED DECEMBER 31,
ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                ----------------------------------------------
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                         2004            2003            2002
($ amounts in millions)                                                        --------------  --------------  --------------

Closed block.................................................................   $       1.0     $      --       $      --
General account..............................................................           6.8            33.4            12.8
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $       7.8     $      33.4     $      12.8
                                                                               ==============  ==============  ==============


                                                                                           YEAR ENDED DECEMBER 31,
INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                           ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Contributions................................................................   $      59.2     $      41.3     $      43.0
Equity in earnings (losses) of partnerships..................................          25.5            49.0           (59.3)
Distributions................................................................         (64.3)          (43.6)          (41.7)
Proceeds from sale of partnership interests..................................          --             (26.1)           --
Realized loss on sale of partnership interests...............................          --             (14.3)           (5.1)
                                                                               --------------  --------------  --------------
Change in venture capital partnerships.......................................          20.4             6.3           (63.1)
Venture capital partnership investments, beginning of period.................         234.9           228.6           291.7
                                                                               --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     255.3     $     234.9     $     228.6
                                                                               ==============  ==============  ==============


UNFUNDED COMMITMENTS AND INVESTMENTS IN VENTURE CAPITAL PARTNERSHIPS:                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
UNFUNDED COMMITMENTS
Closed block                                                                                    $      83.0     $      48.3
Venture capital segment.....................................................................           53.5            76.7
                                                                                               ==============  ==============
TOTAL UNFUNDED COMMITMENTS..................................................................    $     136.5     $     125.0
                                                                                               ==============  ==============

VENTURE CAPITAL PARTNERSHIPS
Closed block                                                                                    $      52.4     $      38.6
Venture capital segment.....................................................................          202.9           196.3
                                                                                               ==============  ==============
TOTAL VENTURE CAPITAL PARTNERSHIPS..........................................................    $     255.3     $     234.9
                                                                                               ==============  ==============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received.

AFFILIATE EQUITY AND DEBT SECURITIES

[begin italic] Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity. [end italic]

We present affiliate debt securities in the available-for-sale debt securities caption.

                                                                                                  AS OF DECEMBER 31, 2003
CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                               ------------------------------
($ amounts in millions)                                                                          CARRYING
                                                                                                   VALUE           COST
                                                                                               --------------  --------------

Aberdeen common stock.......................................................................    $      38.3     $      20.0
Other.......................................................................................            9.2            18.9
                                                                                               --------------  --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5     $      38.9
                                                                                               ==============  ==============

Aberdeen 7.5% convertible notes.............................................................    $      27.5     $      27.5
                                                                                               --------------  --------------
AFFILIATE DEBT SECURITIES...................................................................    $      27.5     $      27.5
                                                                                               ==============  ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.


                                                                                          YEAR ENDED DECEMBER 31,
SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                 ----------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Aberdeen common stock dividends..............................................   $       3.0     $       2.7     $       3.8
Equity in Aberdeen undistributed income (loss)...............................         (21.9)           (2.0)            2.3
HRH common stock dividends...................................................          --              --               0.5
Equity in HRH undistributed income...........................................          --              --               2.5
Other........................................................................           1.7            (2.7)           (3.2)
                                                                               --------------  --------------  --------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME................................   $     (17.2)    $      (2.0)    $       5.9
                                                                               ==============  ==============  ==============

Aberdeen convertible notes and bonds.........................................   $       2.0     $       2.5     $       3.8
Aberdeen 5.875% convertible notes............................................          --               0.1             1.3
                                                                               --------------  --------------  --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME..................................   $       2.0     $       2.6     $       5.1
                                                                               ==============  ==============  ==============

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.


                                                                                         YEAR ENDED DECEMBER 31,
AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                               ---------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Equity in undistributed earnings (losses) of affiliates......................   $     (12.3)    $       0.5     $       3.7
Unrealized gain on trading securities........................................          55.1            --              --
Realized investment gain (loss)..............................................          --             (55.0)           --
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................   $      42.8     $     (54.5)    $       3.7
                                                                               ==============  ==============  ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements. [end italic]


                                                                                                     AS OF DECEMBER 31,
OTHER INVESTED ASSETS:                                                                         ------------------------------
($ amounts in millions)                                                                            2004            2003
                                                                                               --------------  --------------

Transportation and other equipment leases...................................................    $      67.8     $      68.7
Separate account equity investments.........................................................           40.0            49.2
Mezzanine partnerships......................................................................           61.7            50.9
Affordable housing partnerships.............................................................           23.4            24.8
Derivative instruments (Note 12)............................................................           19.4            30.0
Other affiliate investments.................................................................            8.8            20.3
Real estate.................................................................................           70.1            64.0
Other partnership interests.................................................................           76.3            80.8
                                                                                               --------------  --------------
OTHER INVESTED ASSETS.......................................................................    $     367.5     $     388.7
                                                                                               ==============  ==============

Amounts applicable to the closed block......................................................    $      60.0     $      46.7
                                                                                               ==============  ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income. [end italic]

                                                                                           YEAR ENDED DECEMBER 31,
SOURCES OF NET INVESTMENT INCOME:                                              ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------
Debt securities..............................................................   $     774.4     $     767.0     $     734.1
Equity securities............................................................           3.2             2.1             3.9
Mortgage loans...............................................................          22.5            32.6            40.4
Venture capital partnerships.................................................          25.5            49.0           (59.3)
Affiliate equity securities..................................................          --              --               5.9
Policy loans.................................................................         167.1           171.7           171.8
Other investments............................................................          48.8            35.0            17.1
Cash and cash equivalents....................................................           4.4             6.8            10.8
                                                                               --------------  --------------  --------------
Total investment income......................................................       1,045.9         1,064.2           924.7
  Less:  Investment expenses.................................................          18.0            18.2            17.4
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,027.9         1,046.0           907.3
Debt and equity securities pledged as collateral (Note 7)....................          40.1            52.2            31.0
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME........................................................   $   1,068.0     $   1,098.2     $     938.3
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $     560.0     $     573.1     $     562.0
                                                                               ==============  ==============  ==============

For 2004, 2003 and 2002, net investment income was lower by $9.5 million, $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.8 million, $5.5 million and $5.2 million, respectively, related to the closed block.


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security impairments....................................................   $     (15.5)    $     (76.1)    $    (114.3)
Equity security impairments..................................................          (1.5)           (4.3)           (9.8)
Mortgage loan impairments....................................................          --              (4.1)           (0.6)
Venture capital partnership impairments......................................          --              (4.6)           (5.1)
Affiliate equity security impairments........................................         (11.0)          (96.9)           --
Other invested asset impairments.............................................          (3.3)          (16.5)          (22.0)
Debt and equity securities pledged as collateral impairments.................         (16.6)           (8.3)          (34.9)
                                                                               --------------  --------------  --------------
IMPAIRMENT LOSSES............................................................         (47.9)         (210.8)         (186.7)
                                                                               --------------  --------------  --------------
Debt security transaction gains..............................................          39.0            93.7            92.6
Debt security transaction losses.............................................         (10.6)          (28.9)          (45.9)
Equity security transaction gains............................................          17.7            58.8           116.3
Equity security transaction losses...........................................          (5.9)           (9.2)          (22.4)
Mortgage loan transaction gains (losses).....................................           0.2            (1.3)            0.2
Venture capital partnership transaction losses...............................          --              (9.7)           --
Other invested asset transaction gains (losses)..............................           5.5             9.4             2.1
                                                                               --------------  --------------  --------------
NET TRANSACTION GAINS........................................................          45.9           112.8           142.9
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------

Net realized investment losses...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------
Applicable closed block policyholder dividend obligation (reduction).........           3.7            (5.9)          (40.3)
Applicable deferred policy acquisition costs (benefit).......................          (0.4)           (4.1)           25.1
Applicable deferred income tax benefit.......................................           3.1           (35.6)           (0.5)
                                                                               --------------  --------------  --------------
Offsets to realized investment losses........................................           6.4           (45.6)          (15.7)
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $      (8.4)    $     (52.4)    $     (28.1)
                                                                               ==============  ==============  ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million, $5.9 million and $8.6 million for 2004, 2003 and 2002, respectively.

On May 25, 2004, we sold our Enfield, Connecticut office facility for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes. [end italic]

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt securities..............................................................   $     (27.1)    $     (66.1)    $     404.1
Equity securities............................................................           0.2           (27.7)           22.8
Debt and equity securities pledged as collateral.............................           7.8           116.4            42.6
Other investments............................................................          --               4.9            (1.1)
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $     (19.1)    $      27.5     $     468.4
                                                                               ==============  ==============  ==============

Net unrealized investment gains (losses).....................................   $     (19.1)    $      27.5     $     468.4
                                                                               --------------  --------------  --------------
Applicable policyholder dividend obligation..................................           3.6           (45.5)          369.4
Applicable deferred policy acquisition costs.................................          (7.7)          (12.4)           95.9
Applicable deferred income taxes (benefit)...................................          (9.8)           (5.4)          (13.8)
                                                                               --------------  --------------  --------------
Offsets to net unrealized investment gains...................................         (13.9)          (63.3)          451.5
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................   $      (5.2)    $      90.8     $      16.9
                                                                               ==============  ==============  ==============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:
($ amounts in millions)                                                                    YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security purchases......................................................   $  (4,052.9)    $  (5,385.4)    $  (4,725.5)
Equity security purchases....................................................         (66.3)         (125.4)          (58.3)
Venture capital partnership investments......................................         (59.3)          (41.6)          (43.0)
Affiliate equity and debt security purchases.................................          --              --             (28.0)
Other invested asset purchases...............................................         (25.8)          (27.2)          (73.0)
Policy loan advances, net....................................................          44.7           (31.9)          (23.7)
                                                                               --------------  --------------  --------------
INVESTMENT PURCHASES.........................................................   $  (4,159.6)    $  (5,611.5)    $  (4,951.5)
                                                                               ==============  ==============  ==============

Debt securities sales........................................................   $   2,405.2     $   2,124.7     $   1,805.1
Debt securities maturities and repayments....................................       1,483.0         1,792.0         1,305.6
Equity security sales........................................................         111.2           235.7           273.2
Mortgage loan maturities and principal repayments............................          77.2           180.3            67.7
Venture capital partnership capital distributions............................          59.4            54.2            28.5
Affiliate securities sales...................................................           1.0            --              --
Real estate and other invested assets sales..................................          76.8            30.3            69.9
                                                                               --------------  --------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,213.8     $   4,417.2     $   3,550.0
                                                                               ==============  ==============  ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2004 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2004.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                            DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  --------------  --------------

Due in one year or less......................................................   $     164.7     $      25.1     $     189.8
Due after one year through five years........................................       2,356.0            89.3         2,445.3
Due after five years through ten years.......................................       3,642.4            59.8         3,702.2
Due after ten years..........................................................       6,725.9            33.7         6,759.6
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $  12,889.0     $     207.9     $  13,096.9
                                                                               ==============  ==============  ==============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

[begin italic] Effective January 1, 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting unit level at least annually. To test for impairments, we calculate the fair value of each reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted. [end italic]

Upon adoption of the new accounting standard, we recorded an after-tax cumulative effect charge of $10.3 million to reduce the carrying value of goodwill and other indefinite-lived intangible assets to fair value. This reduction was related to an international equity investment.


GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                      YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                     GROSS           NET             GROSS            NET
                                                                --------------  --------------   --------------  --------------

Goodwill.....................................................    $       5.8     $       4.5      $       5.8     $       4.5
Other........................................................            3.2             0.6              3.2             0.6
                                                                --------------  --------------   --------------  --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0     $       5.1      $       9.0     $       5.1
                                                                ==============  ==============   ==============  ==============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), we converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased our ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.

5. FINANCING ACTIVITIES

INDEBTEDNESS

[begin italic] We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates. [end italic]

INDEBTEDNESS:                                                                          AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                              2004                           2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING          FAIR           CARRYING          FAIR
                                                                    VALUE           VALUE            VALUE           VALUE
                                                                --------------  --------------   --------------  --------------

6.95% surplus notes..........................................    $      30.2     $      34.4      $     175.0     $     188.8
7.15% surplus notes..........................................          173.9           174.8             --              --
                                                                --------------  --------------   --------------  --------------
TOTAL INDEBTEDNESS...........................................    $     204.1     $     209.2      $     175.0     $     188.8
                                                                ==============  ==============   ==============  ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, we entered into a new $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility that was to expire on December 20, 2004. The prior facility consisted of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million three-year revolving credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. The $25 million drawn by Phoenix Investment Partners on the prior facility was refinanced using this new facility at the Eurodollar rate.


INTEREST EXPENSE ON INDEBTEDNESS:                                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

INTEREST EXPENSE INCURRED....................................................   $      12.8     $      12.2     $      12.2
                                                                               ==============  ==============  ==============
INTEREST PAID................................................................   $      12.6     $      12.2     $      12.2
                                                                               ==============  ==============  ==============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]

7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, we serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $3.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our principal life insurance subsidiary's general account. Our asset management affiliates earned advisory fees of $8.0 million, $10.4 million and $7.9 million during the years ended December 31, 2004, 2003 and 2002, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our life insurance subsidiary's general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our life insurance subsidiary's direct investment in the eight collateralized obligation trusts is $79.9 million at December 31, 2004 ($30.9 million of which relates to trusts that are consolidated). Of that exposure, $54.7 million ($20.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

We consolidated three collateralized obligation trusts as of December 31, 2004, 2003 and 2002. As of December 31, 2004, our direct investment in the three consolidated collateralized obligation trusts is $30.9 million ($20.0 million of which is an investment grade debt security). We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $3.4 million, $3.6 million and $2.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, related to these three consolidated obligation trusts.

Five variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $1.6 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $49.0 million ($34.7 million of which are investment grade debt securities at December 31, 2004). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $4.6 million, $6.8 million and $5.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.


CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      94.4     $     148.8
Phoenix CDO II..............................................................................          294.5           332.6
Phoenix-Mistic 2002-1 CDO...................................................................          967.0           963.4
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.9     $   1,444.8
                                                                                               ==============  ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS:
Phoenix CDO I (March 2011 maturity).........................................................    $     127.3     $     183.2
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          329.4           375.6
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................          898.5           913.2
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.2     $   1,472.0
                                                                                               ==============  ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $1,278.8 million and $1,350.0 million at December 31, 2004 and 2003, respectively. In addition, cash and accrued investment income of $77.1 million and $94.8 million are included in these amounts at December 31, 2004 and 2003, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,253.4 million and $1,344.2 million at December 31, 2004 and 2003, respectively, and non-recourse derivative cash flow hedge liabilities of $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) and $127.7 million (notional amount of $1,211.3 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $37.7 million and $22.3 million at December 31, 2004 and 2003, respectively.

[begin italic] Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income. [end italic]

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                                 AS OF AND FOR THE
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Decrease in net income or increase in net loss...............................   $     (12.9)    $      (2.4)    $     (26.3)
                                                                               ==============  ==============  ==============

Reduction to stockholders' equity............................................   $     (67.5)    $     (77.3)    $    (204.9)
                                                                               ==============  ==============  ==============

The above non-cash charges to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2014 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                    AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE        COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $   1,276.9     $   1,159.9      $   1,348.8     $   1,238.6
Equity securities pledged as collateral......................            1.9             0.4              1.2             0.7
                                                                --------------  --------------   --------------  --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $   1,278.8     $   1,160.3      $   1,350.0     $   1,239.3
                                                                ==============  ==============   ==============  ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                         AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               --------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   -----------------------------
                                                                     GAINS          LOSSES            GAINS          LOSSES
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $     131.3     $     (14.3)     $     138.5     $     (28.3)
Equity securities pledged as collateral......................            1.6            (0.1)             0.7            (0.2)
                                                                --------------  --------------   --------------  --------------
TOTAL........................................................    $     132.9     $     (14.4)     $     139.2     $     (28.5)
                                                                ==============  ==============   ==============  ==============
NET UNREALIZED GAINS.........................................    $     118.5                      $     110.7
                                                                ==============                   ==============


AGING OF TEMPORARILY IMPAIRED                                              AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           ------------------------------------------------------------------------------------
AS COLLATERAL:                                   LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS              TOTAL
($ amounts in millions)                      --------------------------   --------------------------   --------------------------
                                                 FAIR       UNREALIZED        FAIR       UNREALIZED       FAIR        UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES         VALUE         LOSSES
                                             ------------  ------------   ------------  ------------   ------------  ------------

Corporate..................................   $     16.2    $     (0.2)    $     25.2    $     (4.0)    $     41.4    $     (4.2)
Mortgage-backed............................         --            --             23.9          (8.3)          23.9          (8.3)
Other asset-backed.........................         --            --             21.0          (1.8)          21.0          (1.8)
                                             ------------  ------------   ------------  ------------   ------------  ------------
DEBT SECURITIES............................   $     16.2    $     (0.2)    $     70.1    $    (14.1)    $     86.3    $    (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --            --             --            (0.1)          --            (0.1)
                                             ------------  ------------   ------------  ------------   ------------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2    $     (0.2)    $     70.1    $    (14.2)    $     86.3    $    (14.4)
                                             ============  ============   ============  ============   ============  ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2004
($ amounts in millions)                                                                                           COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      20.7
Due after one year through five years.......................................................................         294.3
Due after five years through ten years......................................................................         689.8
Due after ten years.........................................................................................         155.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $   1,159.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2004 and 2003 is ($0.7) million and $0.0 million, respectively. See Note 7 to our consolidated financial statements for information on realized investment losses related to these CDOs.

8. INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $     (12.5)    $       1.5     $     (14.3)
  Deferred...................................................................          72.2             2.4            (3.7)
                                                                               --------------  --------------  --------------
  Continuing operations......................................................          59.7             3.9           (18.0)
  Equity in earnings of affiliates...........................................          (6.8)           (0.2)            2.6
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................          52.9             3.7           (15.4)
Other comprehensive income...................................................         (14.0)           (2.4)           (6.0)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................   $      38.9     $       1.3     $     (21.4)
                                                                               ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)................................................   $       6.0     $       1.3     $      (2.2)
                                                                               ==============  ==============  ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income (loss) from continuing operations before income taxes
  and minority interest......................................................   $     194.0     $      41.1     $     (33.0)
                                                                               --------------  --------------  --------------
Income taxes (benefit) at statutory rate of 35.0%............................          67.9            14.4           (11.6)
Tax-advantaged investment income.............................................         (10.8)           (6.9)          (12.6)
Tax interest recoveries......................................................          --              (1.1)           --
Realized losses on available-for-sale securities pledged as collateral.......           4.5             0.9             9.2
Other, net...................................................................          (1.9)           (3.4)           (3.0)
                                                                               --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS...................   $      59.7     $       3.9     $     (18.0)
                                                                               ==============  ==============  ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                      YEAR ENDED
($ amounts in millions)                                                                                 DECEMBER 31,
                                                                                               ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     214.1     $     215.2
Unearned premiums / deferred revenues.......................................................          118.1           125.1
Employee benefits...........................................................................           73.0            74.0
Intangible assets...........................................................................            2.6             2.7
Net operating loss carryover benefits.......................................................           29.9            39.3
Low income housing tax credit carryover benefits............................................           12.3            12.3
Foreign tax credits carryover benefits......................................................            0.1             0.1
Valuation allowance.........................................................................           (1.1)           (1.7)
Other.......................................................................................            6.1             1.0
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          455.1           468.0
                                                                                               --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (335.6)         (316.1)
Investments.................................................................................         (133.2)         (114.9)
Other.......................................................................................           (7.8)           (6.8)
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (476.6)         (437.8)
                                                                                               --------------  --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (21.5)    $      30.2
                                                                                               ==============  ==============

We have elected to file a consolidated federal income tax return for 2004 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2004, we had deferred tax assets related to net operating losses of $28.8 million for federal income tax purposes and $1.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $21.4 million in 2017, $4.4 million in 2018 and $3.0 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire between 2020 and 2023. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $1.1 million and a $1.7 million valuation allowance has been established at the end of 2004 and 2003, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2004, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2022, $4.1 million in 2023 and $4.1 million in 2024.

As of December 31, 2004, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2004 and 2003 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Tax-advantaged investment income for 2004 includes a $5.7 million benefit related to the favorable resolution of certain tax matters with the IRS.

9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

[begin italic] We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002. [end italic]

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                                YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           6.00%           6.50%
Future compensation increase rate............................................       4.00%           3.50%           3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%          10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%          12.00%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       6.00%           6.50%           7.00%
Future compensation increase rate............................................       3.50%           3.50%           4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           9.00%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       9.25%          10.00%           5.50%
Future health care cost increase rate, age 65 and older......................      11.25%          12.00%           5.50%


CHANGES IN PENSION PLANS' ASSETS AND                                                YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ---------------------------------------------------------------
($ amounts in millions)                                                 EMPLOYEE PLAN                  SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      44.3     $      66.4      $      --       $      --
Employer contributions.......................................            8.9            --                5.7             5.1
Participant benefit payments.................................          (25.7)          (25.2)            (5.7)           (5.1)
                                                                --------------  --------------   --------------  --------------
Change in plan assets........................................           27.5            41.2             --              --
Plan assets, beginning of year...............................          368.9           327.7             --              --
                                                                --------------  --------------   --------------  --------------
PLANS' ASSETS, END OF YEAR...................................    $     396.4     $     368.9      $      --       $      --
                                                                ==============  ==============   ==============  ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.1)    $     (37.1)     $      (7.0)    $      (8.4)
Actuarial gain (loss)........................................          (35.5)          (39.9)           (11.2)            7.6
Curtailment gain (loss)......................................            7.5             1.3              2.7            (2.2)
Participant benefit payments.................................           25.7            25.2              5.7             5.1
                                                                --------------  --------------   --------------  --------------
Change in projected benefit obligation.......................          (38.4)          (50.5)            (9.8)            2.1
Projected benefit obligation, beginning of year..............         (460.6)         (410.1)          (124.8)         (126.9)
                                                                --------------  --------------   --------------  --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (499.0)    $    (460.6)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============


FUNDED STATUS OF PENSION PLANS:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                         EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (37.0)    $     (38.3)     $     (86.0)    $     (82.0)
Excess of accumulated benefit  obligation over plan assets...          (41.2)          (27.4)           (40.6)          (30.9)
                                                                --------------  --------------   --------------  --------------
Accrued benefit obligation in other liabilities..............          (78.2)          (65.7)          (126.6)         (112.9)
Intangible asset.............................................            8.0            11.0             --              --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           33.2            16.4             40.6            30.9
                                                                --------------  --------------   --------------  --------------
Funding status recognized in balance sheet...................          (37.0)          (38.3)           (86.0)          (82.0)
                                                                --------------  --------------   --------------  --------------
Net unamortized loss.........................................          (57.6)          (44.8)           (52.6)          (47.6)
Unamortized prior service (cost) credit......................           (8.0)          (11.0)             4.0             4.8
Net unamortized transition asset.............................           --               2.4             --              --
                                                                --------------  --------------   --------------  --------------
Funding status unrecognized in balance sheet.................          (65.6)          (53.4)           (48.6)          (42.8)
                                                                --------------  --------------   --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (102.6)    $     (91.7)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============

The Phoenix Companies expects to contribute $43.3 million to the employee pension plan through 2009, including $6.5 million during 2005.


FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------

Accrued benefit obligation included in other liabilities....................................    $     (88.0)    $    (100.5)
                                                                                               --------------  --------------
Net unamortized gain........................................................................           10.3             6.3
Unamortized prior service (costs) credits...................................................            7.4            15.5
                                                                                               --------------  --------------
Funding status unrecognized in balance sheet................................................           17.7            21.8
                                                                                               --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (70.3)    $     (78.7)
                                                                                               ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded a non-recurring expense of $31.8 million ($20.7 million after income taxes), $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2004, 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.

10. OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                      YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             ---------------------------   --------------------------   ---------------------------
                                                 GROSS          NET           GROSS          NET           GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $     23.9    $     17.2      $    140.9    $    164.5     $    609.1    $    108.3
Net realized investment losses on
  available-for-sale securities included
  in net income...........................         (43.0)        (22.4)         (113.4)        (73.7)        (140.7)        (91.4)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........         (19.1)         (5.2)           27.5          90.8          468.4          16.9
Net unrealized foreign currency
  translation adjustment .................          (4.6)         (0.6)           11.9           8.2            7.1           1.2
Net unrealized derivative instruments
  gains (losses)..........................          13.1          13.3            35.9          36.6         (128.0)       (129.9)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........         (10.6)   $      7.5            75.3    $    135.6          347.5    $   (111.8)
                                             ------------  =============   ------------  ============   ------------  =============
Applicable policyholder dividend
  obligation..............................           3.6                         (45.5)                       369.4
Applicable deferred policy acquisition
  cost amortization.......................          (7.7)                        (12.4)                        95.9
Applicable deferred income taxes
  (benefit)...............................         (14.0)                         (2.4)                        (6.0)
                                             --------------                -------------                -------------
Offsets to other comprehensive income.....         (18.1)                        (60.3)                       459.3
                                             --------------                -------------                -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $      7.5                    $    135.6                   $   (111.8)
                                             ==============                =============                =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                       AS OF DECEMBER 31,
($ amounts in millions)                                                 -------------------------------------------------------
                                                                                   2004                         2003
                                                                        --------------------------   --------------------------
                                                                            GROSS         NET            GROSS         NET
                                                                        ------------  ------------   ------------  ------------

Unrealized gains on investments....................................      $    718.9    $    152.7     $    738.0    $    157.9
Unrealized foreign currency translation adjustment.................             5.7           3.2           10.3           3.8
Unrealized losses on derivative instruments........................          (123.2)       (107.4)        (136.3)       (120.7)
                                                                        ------------  ------------   ------------  -------------
Accumulated other comprehensive income.............................           601.4    $     48.5          612.0    $     41.0
                                                                        ------------  ============   ------------  =============
Applicable policyholder dividend obligation........................           436.3                        432.7
Applicable deferred policy acquisition costs.......................            86.4                         94.1
Applicable deferred income taxes...................................            30.2                         44.2
                                                                        -------------                -------------
Offsets to accumulated other comprehensive income..................           552.9                        571.0
                                                                        -------------                -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $     48.5                   $     41.0
                                                                        =============                =============


11. DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred. [end italic]


DERIVATIVE INSTRUMENTS HELD IN                                                              AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         --------------------------------------------------------
($ amounts in millions)                                                             2004                        2003
                                                                         --------------------------   ---------------------------
                                               NOTIONAL
                                                AMOUNT        MATURITY       ASSET      LIABILITY         ASSET       LIABILITY
                                             -------------  -----------  ------------  ------------   -------------  ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007       $       2.8   $      --      $       4.5    $     --
    Non-hedging derivative instruments....           360       2007              16.5          14.0           25.1          21.7
Other.....................................            50     2004-2008            0.1          --              0.4          --
                                             -------------               ------------  ------------   -------------  ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      440                  $      19.4   $      14.0    $      30.0    $     21.7
                                             =============               ============  ============   =============  ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2004, 2003 and 2002. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $19.4 million as of December 31, 2004. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS
CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                          AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ---------------------------------------------------------------
($ amounts in millions)                                                       2004                            2003
                                                                ------------------------------   ------------------------------
                                                                    CARRYING         FAIR           CARRYING         FAIR
                                                                     VALUE           VALUE            VALUE          VALUE
                                                                --------------  --------------   --------------  --------------

Cash and cash equivalents....................................    $     324.0     $     324.0      $     382.7     $     382.7
Debt securities (Note 3).....................................       13,473.6        13,473.6         13,268.8        13,268.8
Available-for-sale equity securities (Note 3)................          160.2           160.2            184.0           184.0
Trading equity securities....................................           87.3            87.3             --              --
Mortgage loans (Note 3)......................................          207.9           220.4            284.1           301.4
Debt and equity securities pledged as collateral (Note 7)....        1,278.8         1,278.8          1,350.0         1,350.0
Derivative financial instruments.............................           19.4            19.4             30.0            30.0
Policy loans (Note 3)........................................        2,196.7         2,318.0          2,241.4         2,370.0
                                                                --------------  --------------   --------------  --------------
FINANCIAL ASSETS.............................................    $  17,747.9     $  17,881.7      $  17,741.0     $  17,886.9
                                                                ==============  ==============   ==============  ==============

Investment contracts (Note 2)................................    $   3,492.4     $   3,510.8      $   3,642.7     $   3,680.8
Non-recourse collateralized obligations (Note 7).............        1,355.2         1,355.9          1,472.0         1,444.8
Indebtedness (Note 5)........................................          204.1           209.2            175.0           188.8
Derivative financial instruments.............................           14.0            14.0             21.7            21.7
                                                                --------------  --------------   --------------  --------------
FINANCIAL LIABILITIES........................................    $   5,065.7     $   5,089.9      $   5,311.4     $   5,336.1
                                                                ==============  ==============   ==============  ==============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS


STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003           2002
                                                                               --------------  --------------  --------------

Statutory capital, surplus, and surplus notes................................   $     814.6     $     762.9     $     861.0
Asset valuation reserve (AVR)................................................         213.6           198.6           147.0
                                                                               --------------  --------------  --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,028.2     $     961.5     $   1,008.0
                                                                               ==============  ==============  ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $      35.1     $      69.7     $      44.5
                                                                               ==============  ==============  ==============
STATUTORY NET INCOME.........................................................   $      47.1     $      21.5     $       7.5
                                                                               ==============  ==============  ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2004 and 2003.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $69.7 million in 2004 and is able to pay $35.1 million in dividends in 2005 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $35.1 million in 2005, would be subject to the discretion of the New York Superintendent of Insurance.

14. PREMISES AND EQUIPMENT

[begin italic] Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases. [end italic]

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                               AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                             2004                             2003
                                                                ------------------------------   ------------------------------
                                                                                    CARRYING                        CARRYING
                                                                     COST            VALUE            COST            VALUE
                                                                --------------  --------------   --------------  --------------

Real estate..................................................    $     116.0     $      45.7      $     148.8     $      63.5
Equipment....................................................          168.7            23.6            154.8            31.8
                                                                --------------  --------------   --------------  --------------
Premises and equipment cost and carrying value...............          284.7     $      69.3            303.6     $      95.3
                                                                                ==============                   ==============
Accumulated depreciation and amortization....................         (215.4)                          (208.3)
                                                                --------------                   --------------
PREMISES AND EQUIPMENT.......................................    $      69.3                      $      95.3
                                                                ==============                   ==============

Depreciation and amortization expense for premises and equipment for 2004, 2003 and 2002 totaled $11.3 million, $16.2 million and $15.7 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $6.7 million, $11.7 million and $12.7 million in 2004, 2003 and 2002, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $10.1 million as of December 31, 2004, payable as follows: 2004, $3.6 million; 2005, $3.2 million; 2006, $2.4 million; 2007, $0.8 million; and 2008, $0.1 million.

15. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $8.2 million, $8.2 million and $8.2 million for 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $1.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate accounts fees were $3.2 million, $2.6 million and $5.3 million for 2004, 2003 and 2002, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 3%, 3% and 4% for the years ended December 31, 2004, 2003 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $51.8 million for 2004 and $51.9 million for 2003. Amounts payable to PEPCO were $6.0 million and $5.5 million, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. In 2004 and 2003, our subsidiaries incurred $32.4 million and $25.8 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees.

16. CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investment advisor, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. The Phoenix Companies' mutual funds, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests. In addition, representatives from the SEC's Office of Compliance, Inspections and Examinations are conducting compliance examinations of our mutual fund, variable annuity and mutual fund transfer agent operations.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue an action against us in the future.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. On February 7, 2005 we notified the aggregate excess-of-loss reinsurer that we were exercising our option to commute this contract. The commutation will be effective during the second quarter of 2005. The effect of the commutation will not be material to our consolidated financial statements.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our aggregate excess-of-loss reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our aggregate excess-of-loss reinsurance and reserves for amounts recoverable from retrocessionaires, were $110.0 million as of December 31, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $60.0 million as of December 31, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2004, 2003 and 2002, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members were involved in proceedings arising from business ceded to the London market. Those proceedings were settled.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. Subsequently, billing disputes have arisen between certain pool members and the retrocessionaires, including us, concerning certain losses ceded to the retrocession agreements. A significant portion of our remaining potential liabilities as a retrocessionaire of the Unicover pool has been recovered from certain of our retrocessionaires, and additional amounts may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $6.0 million of the amount we paid under the settlement.

The amounts paid and the results achieved in the above settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, as described below, have been resolved.

Currently, we remain involved in a London arbitration proceeding with one of those retrocessionaires. The arbitration concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The retrocessionaire appealed the arbitration decision only with respect to the Unicover business. We received a favorable decision from the Court of Appeal in December 2004. The retrocessionaire submitted a request to the House of Lords to review the decision. Two other disputes with this retrocessionaire were settled in March 2004 and did not have a material effect on our reinsurance recoverable balances. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $45.0 million, subject to further development.

A dispute with another retrocessionaire was the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings was to confirm the validity and enforce the terms of the retrocessional contracts. In December 2004, we settled the dispute and discontinued the arbitration proceedings. The amount received and the results achieved in the settlement were consistent with the amounts previously reflected in our consolidated financial statements. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire was $0.0 million.

A dispute with a third retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November 2003. In December 2003, the arbitration panel issued its interim decision, which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. Since then, this retrocessionaire has paid $8.0 million to bring the account current. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $0.0 million, subject to further development. In June 2004 the arbitration panel relinquished its jurisdiction.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the

1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2004 are adequate with respect to the 1996 and 1997 contract year disputes.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)   Financial Statements.

               Consolidated financial information is included in Part A. The financial statements are included in Part B.

         (b) Exhibits.

               (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via Edgar on November 29, 1999.

               (2)     Not Applicable.
               (3)     Distribution of Policies

                  (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via Edgar on November 15, 2001.

                  (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Broker/Dealers with respect to the Sales of Contracts is filed herewith.

               (4)(a)  Form of Contract (Retirement Planner's Edge - Form Number
                       D603), filed via Edgar with Pre-Effective Amendment No. 1 (File. No. 333-31320) on May 11, 2000. Contract amendment Form Number DR52 was filed with Form Number D610 on August 1, 2001.

                  (b) Form of Contract (Phoenix Freedom Edge) Form Number D615, filed via Edgar with Post-Effective Amendment No. 7 on February 28, 2003.

                  (c) Guaranteed Minimum Income Benefit Rider (Phoenix Freedom Edge - Form Number DR81) is filed herewith. (d) Guaranteed Minimum Accumulation Benefit Rider (Phoenix Freedom Edge - Form DR84) is filed herewith.

               (5)(a) Form of Application (Retirement Planner's Edge) Form Number OL2744, filed via Edgar with Pre-Effective Amendment No. 1 on May 11, 2000.

                  (b) Form of Application (Phoenix Freedom Edge) Form Number OL4067NY, filed via Edgar with Post-Effective Amendment No. 7 on February 28, 2003.

               (6)(a) Amended and Restated Charter of Phoenix Life Insurance Company, (f/k/a Phoenix Home Life Mutual Insurance Company) dated December 20, 2004 is filed herewith.

                  (b) Amended and Restated Bylaws of Phoenix Life Insurance Company, dated December 1, 2004, is filed herewith.

               (7)     Not Applicable.

               (8)     Not Applicable.

               (9) Written Opinion and Consent of Joseph P. DeCresce, Esq. is filed herewith.
               (10)(a) Written Consent of PricewaterhouseCoopers LLP is filed herewith.

                   (b) Written Consent of Brian A. Giantonio, Esq. is filed
                       herewith.

               (11) Representation Letter regarding Separate Account Financial Statements of Phoenix Life Insurance Company, et al.

               (12)    Not Applicable.

ITEM 25.    DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Sal H. Alfiero                                  Director
           Protective Industries, LLC
           Buffalo, NY
           ----------------------------------------------------------------------------------------------------------
           Jean S. Blackwell                               Director
           Cummins Inc.
           500 Jackson Street
           Columbus, IN  47202-3005
           ----------------------------------------------------------------------------------------------------------
           Peter C. Browning                               Director
           McColl School of Business
           Charlotte, NC
           ----------------------------------------------------------------------------------------------------------
           Arthur P. Byrne                                 Director
           J.W. Childs Associates
           Boston, MA
           ----------------------------------------------------------------------------------------------------------
           Sanford Cloud, Jr.                              Director
           The National Conference for Community and
           Justice
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Richard N. Cooper                               Director
           Center for International Affairs
           Harvard University
           Cambridge, MA
           ----------------------------------------------------------------------------------------------------------
           Gordon J. Davis, Esq.                           Director
           LeBoeuf, Lamb, Greene & MacRae, LLP
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Ann Maynard Gray*                               Director
           ----------------------------------------------------------------------------------------------------------
           John E. Haire                                   Director
           Time, Inc.
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Jerry J. Jasinowski                             Director
           National Association of Manufacturers
           Washington, D.C.
           ----------------------------------------------------------------------------------------------------------
           Thomas S. Johnson                               Director
           GreenPoint Financial Corporation
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Marilyn E. LaMarche                             Director
           Lazard Freres & Co. LLC
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Dona D. Young*                                  Director, Chairman of the Board, President and Chief
           ----------------------------------------------------------------------------------------------------------
           Michael E. Haylon*                              Executive Vice President and Chief Financial Officer
           ----------------------------------------------------------------------------------------------------------
           Philip K. Polkinghorn*                          Executive Vice President, Life and Annuity
           ----------------------------------------------------------------------------------------------------------
           Tracy L. Rich*                                  Executive Vice President, General Counsel and Assistant
                                                           Secretary
           ----------------------------------------------------------------------------------------------------------
           John H. Beers*                                  Vice President and Secretary
           ----------------------------------------------------------------------------------------------------------
           Katherine P. Cody*                              Vice President and Treasurer
           ----------------------------------------------------------------------------------------------------------
           Nancy J. Engberg*                               Vice President and Chief Compliance Officer
           ----------------------------------------------------------------------------------------------------------
           Scott R. Lindquist*                             Senior Vice President and Chief Accounting Officer
           ----------------------------------------------------------------------------------------------------------
           James D. Wehr**                                 Executive Vice President and Chief Investment Officer
           ----------------------------------------------------------------------------------------------------------

            * The principal business address of this individual is One American Row, Hartford, CT 06102
            ** The principal business address of this individual is 56 Prospect
               Street, Hartford, CT 06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

[GRAPHIC OMITTED]

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------

---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant


ITEM 27.    NUMBER OF CONTRACT OWNERS

     On February 28, 2005, there were 100 qualified and 278 nonqualified contracts.

ITEM 28.    INDEMNIFICATION

     Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI, Section 6.1 of the ByLaws of the Depositor (as amended and restated effective December 1, 2004) provides that:

     "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

     (1)  is or was a Director, officer or employee of the Company; or

     (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

     Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

      1. Phoenix Equity Planning Corporation ("PEPCO") Principal Underwriter as to Contracts described in Prospectus.

          (a) PEPCO serves as the principal underwriter for the following entities:

               PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Allocation Fund, and Phoenix Strategic Equity Series Fund.

          (b)  Directors and Officers of PEPCO.

               NAME                         POSITION
               ----                         --------
               Daniel T. Geraci*            Director, Chairman of the Board and Chief Sales & Marketing Officer
               Michael E. Haylon*           Director
               James D. Wehr**              Director
               Nancy J. Engberg*            Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
               John H. Beers*               Vice President and Secretary
               Glenn H. Pease**             Vice President, Finance and Treasurer
               John F. Sharry**             President, Sales
               Francis G. Waltman**         Senior Vice President and Chief Administrative Officer

               * The business address of this individual is One American Row, Hartford, CT 06102
               ** The business address of this individual is 56 Prospect Street,
                  Hartford, CT 06115

          (c) PEPC0 received no compensation from Registrant during the last fiscal year for sales of the contracts which are the subject of this Registration Statement.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row Hartford, Connecticut 061102 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.    MANAGEMENT SERVICES

     Not applicable.

ITEM 32.    UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 25th day of April, 2005.

                                      PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                      (Registrant)

                                 By:

                                      --------------------------------------
                                      *Dona D. Young, Chairman of the Board,
                                      President and Chief Executive Officer

                                      PHOENIX LIFE INSURANCE COMPANY
                                      (Depositor)

                                 By:

                                      --------------------------------------
                                      *Dona D. Young, Chairman of the Board,
                                      President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

          SIGNATURE               TITLE
          ---------               -----

                                  Director
 ---------------------------
   *Sal H. Alfiero

                                  Director
 ---------------------------
   *Jean S. Blackwell

                                  Director
 ---------------------------
   *Peter C. Browning

                                  Director
 ---------------------------
   *Arthur P. Byrne

                                  Director
 ---------------------------
   *Sanford Cloud, Jr.

                                  Director
 ---------------------------
   *Richard N. Cooper

                                  Director
 ---------------------------
   *Gordon J. Davis

                                  Director
 ---------------------------
   *Ann Maynard Gray

          SIGNATURE               TITLE
          ---------               -----

                                  Director
 ---------------------------
   *John E. Haire

                                  Director
 ---------------------------
   *Jerry J. Jasinowski

                                  Director
 ---------------------------
   *Thomas S. Johnson

                                  Director
 ---------------------------
   *Marilyn E. LaMarche

                                  Director, Chairman of the Board, President and Chief Executive Officer
 ---------------------------
 *Dona D. Young


By:    /s/ John H. Beers
       -----------------
           *John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
           April 25, 2005










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